                                                                       MUNICIPAL
                                                                    INCOME FUNDS
                                                              SEMI-ANNUAL REPORT
                                      For the six months ended December 31, 1998


                                                 INTERMEDIATE TAX-FREE BOND FUND

                                                           MUNICIPAL INCOME FUND

                                                    KENTUCKY MUNICIPAL BOND FUND

                                                        OHIO MUNICIPAL BOND FUND

                                                   LOUISIANA MUNICIPAL BOND FUND

                                                         WEST VIRGINIA BOND FUND

                                                     ARIZONA MUNICIPAL BOND FUND




                                                                          [LOGO]
                                                                THE ONE GROUP(R)
                                                                ----------------
                                                          FAMILY OF MUTUAL FUNDS

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:


              o are not deposits or obligations of, or guaranteed by,
                BANK ONE CORPORATION or any of its affiliates,
              o are not insured by the FDIC, and                    [FDIC LOGO]
              o are subject to investment risks, including possible
                loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998


Portfolio Performance Review...................................................2

Schedules of Portfolio Investments.............................................5

Statements of Assets and Liabilities..........................................62

Statements of Operations......................................................64

Statements of Changes in Net Assets...........................................66

Notes to Financial Statements.................................................69

Financial Highlights..........................................................79

Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

ECONOMY CONTINUES TO GROW
The economy continued to grow at a solid pace during the second half of 1998, primarily due to robust consumer spending and the Federal Reserve's aggressive interest rate cuts. Third-quarter real GDP (Gross Domestic Product) growth reached 3.7%, and, while final numbers were not released as of this writing, it appears that fourth-quarter growth was approximately 4.0%. For the entire year, we expect GDP growth was 3.8%.

Employment growth also remained strong in the second half of the year, as non-farm payrolls grew by 1.4 million. Furthermore, employment growth actually accelerated in the final three months of the year. The unemployment rate ended the year at 4.3%, the lowest in more than 28 years.

INFLATION BARELY A FACTOR
Inflation, as measured by the Consumer Price Index, continued inching along at a favorable pace, increasing by only 1.8% (annualized) during the final six months of 1998. For all of 1998, inflation increased 1.6%.

Low inflation paved the way for lower interest rates, which were instrumental in the financial markets' strong performance in the final few months of the year.

FED TAKES ACTION
A key event of 1998's second half was the emerging markets crisis, which was sparked by the Russian default and currency devaluation on August 18. This crisis led to a dramatic risk aversion in the financial markets, as credit spreads widened to recessionary levels.

These events eventually resulted in three short-term rate cuts by the Federal Reserve--one quarter-point cut in September, one in October and one in November. The federal funds rate ended the year at 4.75%, down from 5.50% in mid-1998. Long-term rates also came down, with the 30-year U.S. Treasury bond yielding 5.09% at year-end, compared to 5.63% on June 30 and 5.92% on December 31, 1997.

The equity and fixed income markets responded enthusiastically to the Fed's accommodative monetary policy stance. On the equity side, the S&P 500 Index posted strong gains during the last four months of the year. For the bond market, the Fed's rate cuts helped restore some "normalcy" and investors showed renewed confidence in non-Treasury sectors.

TRADE PROBLEMS MEAN SLOWER GROWTH IN STORE
We believe economic growth should slow down in 1999, as the trade deficit widens and consumer spending relaxes from its current unsustainable level. Our forecast is for 2.0% real GDP growth in 1999.

The contagion effects resulting from the current financial crisis in Brazil will serve to widen the U.S. trade deficit, contributing to slower overall growth. While Brazil accounts for only 2.3% of U.S. exports, the country serves as the linchpin for all of Latin America, accounting for nearly 50% of the total Latin American economy. Because the region as a whole accounts for nearly 20% of all U.S. exports, our trade deficit should continue to widen as Latin America weakens.

Furthermore, Japan probably will continue to experience negative growth in 1999, putting additional pressure on U.S. exports. At the same time, imports should increase dramatically, as troubled countries try to strengthen their economies by selling their goods to other countries, such as the United States.

POSITIVE FORCES REMAIN IN PLACE
We think the Fed will lower short-term interest rates once or perhaps twice before the end of 1999. With economic growth slowing and the Fed in an easing mode, long-term rates should come down as well. Our forecast for the 30-year Treasury bond yield is 4.75% by year-end.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

Falling interest rates along with continued low inflation should continue to promote positive performance for the financial markets. We believe there is no chance of recession developing in the near term. In fact, we are confident that the current expansion will last well into the year 2000, which would make this expansion the longest in U.S. history.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors Corporation

Past performance is no guarantee of future results.

Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1998

WORLD'S WOES SPARK A FLIGHT TO QUALITY
The second half of 1998 proved to be far more challenging and interesting than the first half. In August, the collapse of the Russian financial system and default on Russian debt triggered a decline in interest rates and a rise in risk premiums (spread) investors demanded for investing in corporate, mortgage and high-yield securities.

For investors, the overwhelming response to these worries was to seek safety. As such, investors staged a flight to quality, and the Treasury market rallied significantly. Prices shot up, and yields dropped to their lowest levels in 30 years. By year-end, the yield on the 30-year Treasury had declined to 5.09%, down from 5.63% on June 30, 1998, and 5.92% on December 31, 1997.

This reallocation to Treasuries was exacerbated by the forced liquidation of leveraged mortgage and corporate positions held in hedge funds. By mid-October, these trends had reached "panic" proportions in some segments of the fixed income market, and a number of financial and corporate entities were finding it difficult to obtain financing. In the high-yield market, for example, prices plummeted, sending yields skyrocketing to as high as 12%.

FED ACTION REINSTATES NORMALCY
The Federal Reserve stepped in with an aggressive monetary policy stance. In response to the worldwide economic turmoil, the Fed cut the federal funds rate three times over the three-month period from September to November. When all was said and done, the federal funds rate ended the year at 4.75%, down from 5.50%.

This action eventually served to calm the financial markets and reduce the negative effects a widespread credit crunch would have had on the economy.

ONE GROUP ENJOYS SOLID FUND RETURNS
Our tactical moves varied during the six-month period. Foremost, we were diligent about maintaining--and in some cases, increasing--duration. (Duration is a measure of a fund's sensitivity to interest rate changes. The higher the duration, the greater the sensitivity.) In general, this strategy helped many of our funds enjoy additional price gains, particularly on longer-duration U.S. Treasuries.

Additionally, we chose not to "panic" and sell secure mortgage and corporate bonds already held in select funds. Instead, we stayed the course and held on to those securities that our research and cash flow valuation had identified as attractive longer-term opportunities. In fact, we took advantage of falling prices in the mortgage sector and increased exposure to certain securities.

In absolute terms, most of the One Group bond funds enjoyed solid performance, primarily due to 1998's declining interest rate environment. As expected, given the events of the six-month period, funds with longer durations and strong exposure to U.S. government securities performed the best.

MUNICIPAL MARKET REMAINS FAVORABLE
The decline in interest rates during the six-month period contributed to a significant increase in the supply of municipal debt. Nevertheless, factors remained positive overall, which led to solid returns in the municipal bond market. The One Group municipal bond funds posted relatively strong returns, reinforcing the continued performance consistency of the fund family's national and state-specific municipal bond funds.

As the Treasury market rallied in September and October, the municipal market severely lagged. However, when Treasuries gave back some ground late in the year, municipals generally held their prices and outperformed Treasuries on a short-term basis. For the entire six-month period ended December 31, 1998, though, the municipal bond market was unable to keep pace with the Treasury market.

RATE CUTS REDUCE MONEY MARKET YIELDS
After the stock market's late-summer slide, the resultant flight-to-quality sent assets pouring into money market funds. Until then, yields on money market securities were fairly stable. But, all that changed when the Fed altered its monetary policy stance in September. Money market investors soon saw their yields decline, due to the Fed's three quarter-point rate cuts. Government agency securities fared the best, as spreads remained wide, while Treasuries experienced the greatest yield declines.

All of The One Group money market funds maintained their stringent quality and liquidity standards during the period and generated solid returns.

MARKET OUTLOOK POSITIVE
In general, the bond market appears poised for good performance potential in 1999. Inflation is likely to remain at current levels, or rise only slightly, and economic growth is likely to continue, but at a slower pace. In the wake of this favorable inflation outlook, the Fed may lower interest rates before the end of the year.

In the mortgage market, supply/demand relationships and risk-adjusted yields appear favorable, and we expect to maintain fairly large allocations to this sector. Relatively attractive yields on investment-grade corporate bonds have been offset by slowly deteriorating credit trends, so we expect to remain neutral toward this sector. Certain asset-backed securities appear to offer a more stable credit environment, plus relatively attractive yields, so we may use these securities as an alternative to corporates. For investors comfortable investing in high-yield bonds, we believe the sector may continue to offer attractive risk-adjusted yields that more than offset the modestly deteriorating credit trends.

/s/ Gary J. Madich
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities
Banc One Investment Advisors Corporation

Past performance is no guarantee of future results.
Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 MUNICIPAL BONDS (99.3%):
Alabama (0.2%):
 $1,000     Montgomery Special Care Facilities
              Financing Authority, 5.25%, 5/1/20,
              Callable 11/1/08 @ 102, AMBAC.......  $  1,020
                                                    --------
Alaska (1.0%):
  1,000     Anchorage, GO, 6.00%, 10/1/10, FGIC...     1,149
  2,065     Matanuska-Susitna Boro, GO, 5.25%,
              3/1/12, Callable 3/1/09 @ 100,
              FGIC................................     2,175
  3,750     North Slope Boro Capital, Series A,
              GO, 0.00%, 6/30/09,.................     2,358
                                                    --------
                                                       5,682
                                                    --------
Arizona (3.2%):
  1,105     Maricopa County Development Authority,
              Multi-Family Housing Revenue, 5.65%,
              1/1/09, Callable 1/1/07 @ 101.......     1,149
  1,280     Maricopa County Development Authority,
              Multi-Family Housing Revenue, 6.05%,
              7/1/17, Callable 1/1/07 @ 101.......     1,340
  1,385     Maricopa County Industrial Development
              Revenue, Coral Apartments, Project
              B, AMT, 5.10%, 3/1/28, Callable
              3/1/06 @ 101........................     1,396
    500     Maricopa County School District # 028,
              GO, 0.00%, 1/1/09, FGIC.............       324
  1,500     Maricopa County School District # 69,
              GO, 0.00%, 7/1/07, AMBAC............     1,048
  2,835     Phoenix Airport Revenue, AMT, Series
              D, 6.00%, 7/1/06, MBIA..............     3,126
    700     Phoenix Industrial Development
              Authority, 6.00%, 12/1/10, Callable
              12/1/03 @ 102.......................       733
  6,000     Pima County Industrial Development
              Authority, Multi-Family Revenue,
              7.00%, 12/1/28......................     5,835
  2,060     Pima County Industrial Development
              Authority, 5.45%, 4/1/10, Callable
              4/1/07 @ 102, MBIA..................     2,239
                                                    --------
                                                      17,190
                                                    --------
Arkansas (0.3%):
  1,060     Sebastian County, Community Junior
              College, 5.35%, 4/1/10, Callable
              4/1/07 @ 101, AMBAC.................     1,139
  1,000     State Capital Appreciation, Series
              97A, 0.00%, 6/1/14..................       471
    235     State Development Authority, Single
              Family Mortgage Revenue, Series G,
              5.50%, 1/1/10.......................       245
                                                    --------
                                                       1,855
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California (5.0%):
 $2,000     ABAG Finance Authority for Nonprofit
              Corp., 5.75%, 10/1/17, Callable
              10/1/07 @ 102.......................  $  2,058
  1,945     ABAG Finance Authority for Nonprofit
              Corp., Multi-Family Housing Revenue,
              AMT, 6.75%, 4/20/07, GNMA...........     2,148
  2,000     ABAG Finance Authority for Nonprofit
              Corp., Multi-Family Housing Revenue,
              AMT, 5.70%, 11/1/26, Callable
              11/1/06 @ 100.......................     2,134
  3,500     Long Beach Harbor, Series A, AMT,
              6.00%, 5/15/12, FGIC................     4,016
  1,750     Riverside County, 5.75%, 6/1/09.......     1,983
  3,000     Sacramento Municipal Utility District,
              5.40%, 11/15/06, Callable 11/15/03 @
              102, FSA............................     3,232
  4,355     Santa Clara County, San Jose Union
              School District, GO, 0.00%, 8/1/18,
              Callable 8/1/08 @ 61.945, FGIC......     1,592
  1,965     Santa Clara County, San Jose Union
              School District, GO, 0.00%, 8/1/19,
              Callable 8/1/08 @ 58.615, FGIC......       680
  1,000     Southern Public Power Authority,
              Transmission Project, Revenue,
              0.00%, 7/1/15, MBIA.................       446
  1,000     State, GO, 7.00%, 10/1/07.............     1,206
  1,400     Statewide Community Development,
              2.40%, 1/1/09, Callable 1/1/04 @
              102, AMBAC..........................     1,425
  4,390     Statewide Community Development
              Authority, Series A-2, Revenue, GO,
              4.90%, 5/15/25......................     4,469
  2,000     Statewide Community Development
              Authority, Series A-3, Revenue, GO,
              5.10%, 5/15/25, Callable 7/1/08 @
              101.................................     2,041
                                                    --------
                                                      27,430
                                                    --------
Colorado (9.2%):
  3,290     Arapahoe County, Capital Improvements,
              Project E470, 0.00%, 8/31/03........     2,744
  1,315     Arapahoe County, School District #001,
              5.25%, 12/1/13, Callable 12/1/08 @
              100, FSA............................     1,380
  2,000     Arapahoe County, School District #001,
              5.25%, 12/1/14, Callable 12/1/08 @
              100, FSA............................     2,087
  1,135     Arapahoe County, School District #001
              Englewood, 0.00%, 11/1/09...........       709

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $2,000     Aurora Centretech Metropolitan
              District, GO, 4.88%, 12/1/28,
              Callable 12/1/06 @ 102..............  $  2,013
    885     Denver City & County, Airport Revenue,
              AMT, 6.75%, 11/15/13, Callable
              11/15/02 @ 102, MBIA................       976
  2,000     Denver City & County, Airport Revenue,
              Series B, AMT, 5.75%, 11/15/09,
              Callable 11/15/06 @ 102, MBIA.......     2,209
  1,000     Denver City & County, School District
              #001, GO, 6.50%, 12/1/10............     1,205
  9,750     Denver City & County, School District
              #1, GO, 0.00%, 12/1/06..............     6,993
  3,000     El Paso County, School District,
              7.13%, 12/1/19, Callable 12/1/07 @
              125.................................     3,888
  1,135     Health Facilities Authority, Revenue,
              6.40%, 1/1/10, Callable 1/1/07 @
              101.................................     1,194
  4,255     Highlands Ranch Metropolitan District
              #004, GO, 5.25%, 12/1/15, Callable
              12/1/08 @ 101, AMBAC................     4,411
    225     Housing Finance Authority, AMT, 5.63%,
              5/1/04..............................       235
  3,070     Housing Finance Authority, GO, Series
              A, 6.40%, 8/1/06, Callable 8/1/02 @
              102, MBIA...........................     3,263
  4,000     Housing Finance Authority,
              Multi-Family Program, 5.65%,
              10/1/15.............................     4,210
  3,250     Housing Finance Authority, Series 97
              B-3, 6.80%, 11/1/28, Callable 5/1/07
              @ 105...............................     3,674
  1,000     Housing Finance Authority, Single
              Family Program, Series C-2, Revenue,
              5.15%, 11/1/16, Callable 5/1/08 @
              102.................................     1,014
    330     Housing Finance Authority, Single
              Family Program, Series F, AMT,
              6.75%, 12/1/04......................       346
    370     Housing Finance Authority, Single
              Family, Series D, 5.65%, 12/1/04,
              Callable 5/1/03 @ 100...............       385
  4,000     Meridian Metropolitan District, 7.50%,
              12/1/11, Callable 12/1/01 @ 101.....     4,369
    325     San Miguel County, Mountain Village
              Metropolitan District, 8.10%,
              12/1/11, Callable 12/1/02 @ 101.....       368
  2,650     San Miguel County, Mountain Village
              Metropolitan District, GO, 5.25%,
              12/1/13, Callable 12/1/08 @ 100,
              MBIA................................     2,781
                                                    --------
                                                      50,454
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Connecticut (1.6%):
 $1,000     Bridgeport, 6.50%, 9/1/08, AMBAC......  $  1,187
  1,015     State Health & Educational Facilities,
              Series 97E, 5.50%, 7/1/09, Callable
              7/1/07 @ 102........................     1,097
  1,650     State Housing Finance Authority,
              6.70%, 11/15/12, Callable 11/15/02 @
              102.................................     1,795
  1,575     State, GO, Series A, 5.30%, 5/15/10,
              Callable 5/15/06 @ 101..............     1,688
  2,475     State, GO, Series B, 6.00%, 10/1/05...     2,779
                                                    --------
                                                       8,546
                                                    --------
Florida (7.8%):
  2,300     Bay County Sales Tax, Revenue, 4.75%,
              9/1/18, Callable 9/1/08 @ 101,
              FSA.................................     2,253
  1,180     Broward County, Housing Authority,
              5.55%, 7/1/09, Callable 7/1/06 @
              102.................................     1,247
  1,750     Clay County, Housing Finance
              Authority, Revenue, Single Family
              Mortgage, AMT, 5.25%, 10/1/07,
              Callable 4/1/07 @ 102...............     1,825
  1,240     Clay County, Housing Finance
              Authority, Revenue, Single Family
              Mortgage, AMT, 6.20%, 9/1/11,
              Callable 3/1/05 @ 102...............     1,322
    965     Clay County, Housing Finance
              Authority, Revenue, Single Family
              Mortgage, AMT, 6.25%, 9/1/13,
              Callable 3/1/05 @ 102...............     1,029
  1,000     Dade County, Aviation Revenue, Series
              A, 6.00%, 10/1/08, Callable 10/1/05
              @ 102, AMBAC........................     1,124
  1,155     Department of Corrections, Okeechobee
              Correctional Facilities, 6.00%,
              3/1/06, Callable 3/1/05 @ 102,
              AMBAC...............................     1,293
  2,000     Escambia County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, 5.75%, 4/1/04, Callable
              4/1/99 @ 102, GNMA..................     2,045
  3,635     Hialeah Housing Authority, Revenue,
              5.80%, 6/20/33, Callable 6/20/08 @
              105, GNMA...........................     3,880
  1,185     Indian River County, Hospital Revenue,
              5.95%, 10/1/09, Callable 1/1/07 @
              102, FSA............................     1,334
  1,285     Indian River County, Hospital Revenue,
              6.00%, 10/1/10, Callable 1/1/07 @
              102, FSA............................     1,432

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $  145     Manatee County, Housing Finance
              Authority, Mortgage Revenue, 6.38%,
              11/1/05.............................  $    150
  3,060     Miami-Dade County Housing Finance
              Authority, Multi-Family, Revenue,
              AMT, 5.15%, 11/1/19, FNMA...........     3,092
  4,850     Miami-Dade County Housing Finance
              Authority, Revenue, 5.80%,
              10/1/12.............................     5,249
  2,910     Miami-Dade County Housing Finance
              Authority, Single Family Revenue,
              5.90%, 6/1/25, Callable 6/1/08 @
              103, FHLMC..........................     3,097
  2,195     Orange County Housing Finance
              Authority, Homeowner, Revenue, AMT,
              5.15%, 9/1/18, Callable 9/1/07 @
              102, GNMA/FNMA......................     2,202
  1,000     Orlando Water & Electricity Revenue,
              8.00%, 4/1/03.......................     1,165
  2,830     Pinellas County Housing Authority,
              Revenue, AMT, 6.30%, 3/1/29,
              Callable 9/1/07 @ 102 GNMA/FNMA.....     3,070
  1,060     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/16..............       428
  4,270     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/19..............     1,470
  2,255     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/20..............       735
  4,265     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/22..............     1,205
  2,920     Tampa Water & Sewer Revenue, ETM,
              0.00%, 10/1/05......................     2,276
                                                    --------
                                                      42,923
                                                    --------
Georgia (1.5%):
  1,500     Atlanta Airport Facilities, 6.50%,
              1/1/08, AMBAC.......................     1,755
  1,000     Atlanta Airport Facilities Revenue,
              Series A, 6.50%, 1/1/07, AMBAC......     1,157
  1,215     Columbus Water & Sewer Revenue, 6.30%,
              5/1/06, Callable 11/1/02 @ 102,
              FGIC................................     1,340
  1,750     Gwinnett County Water & Sewer,
              Revenue, 0.00%, 8/1/08, FGIC........     1,163
  2,805     Marietta Schools Service, 5.00%,
              2/1/14 Callable 2/1/09 @ 101........     2,867
                                                    --------
                                                       8,282
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Hawaii (1.0%):
 $1,000     Honolulu City & County, GO, Series A,
              5.60%, 4/1/07, FSA..................  $  1,097
  3,500     Honolulu City & County, GO, Series A,
              7.35%, 7/1/08.......................     4,320
                                                    --------
                                                       5,417
                                                    --------
Idaho (3.6%):
  1,585     Canyon County School District #139,
              GO, 4.60%, 7/31/12, Callable 7/31/05
              @ 100, FSA..........................     1,590
  2,620     Canyon County School District #131
              Nampa, GO, 4.60%, 7/30/12, Callable
              7/30/07 @ 100, FSA..................     2,636
  1,450     Canyon County School District #131
              Nampa, GO, 4.75%, 7/30/14, Callable
              7/30/07 @ 100, FSA..................     1,455
  1,500     Canyon County School District #139,
              GO, 4.50%, 7/31/11, Callable 7/31/05
              @ 100, FSA..........................     1,504
  1,500     Canyon County School District #139,
              GO, 4.70%, 7/31/13, Callable 7/31/99
              @ 100, FSA..........................     1,504
  1,600     Southern Idaho Regional Solid Waste
              District, 5.45%, 11/1/13, Callable
              11/1/03 @ 101, LOC: Credit Local de
              France..............................     1,683
  1,060     Student Loan Fund Marketing
              Association, Inc., 6.40%, 10/1/99,
              GSL.................................     1,077
  1,000     Student Loan Fund Marketing
              Association, Inc., AMT, 5.10%,
              4/1/02, GSL.........................     1,016
  4,500     Student Loan Fund Marketing
              Association, Inc., Series C, AMT,
              5.60%, 4/1/07, Callable, 10/1/03 @
              102, GSL............................     4,759
  1,300     University Revenue, 5.75%, 4/1/06,
              FSA.................................     1,436
  1,060     University Revenue, 5.50%, 4/1/13,
              Callable 4/1/07 @ 101, MBIA.........     1,136
                                                    --------
                                                      19,796
                                                    --------
Illinois (6.0%):
  1,000     Chicago Metro Water Reclamation
              District -- Greater Chicago Capital
              Improvements, GO, Pre-Refunded,
              7.25%, 12/1/12......................     1,283
  3,045     Chicago Park District, GO, 6.35%,
              11/15/08, Callable 11/15/05 @ 102,
              MBIA................................     3,460
  2,585     Chicago Water Revenue, 6.50%, 11/1/10,
              FGIC................................     3,081

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $1,450     Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09, Callable
              10/1/05 @ 78.60, MBIA...............  $    756
  1,145     Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09, MBIA.......       551
    705     Decatur Economic Development, 7.75%,
              6/1/07, Callable 6/1/02 @ 102.......       784
  3,700     Development Finance Authority,
              Revenue, 5.10%, 1/1/18, Callable
              7/1/08 @ 100........................     3,715
  3,630     Du Page County High School District
              #099, 5.50%, 12/1/13 Callable
              12/1/09 @ 100, FSA..................     3,870
    745     Evanston Residential Mortgage, 6.38%,
              1/1/09, Callable 7/1/02 @ 102,
              AMBAC...............................       790
  1,645     Health Facilities Authority Revenue,
              6.13%, 11/15/07, Callable 11/15/04 @
              102, MBIA...........................     1,860
  1,500     Health Facilities Authority Revenue,
              6.75%, 1/1/10, Callable 1/1/00 @
              102, FGIC...........................     1,576
  1,000     McHenry County, High School #157, GO,
              0.00%, 12/1/11, FSA.................       549
  3,500     Peru Industrial Development Revenue,
              5.25%, 1/1/04.......................     3,459
    880     Skokie Park District, Revenue, 0.00%,
              12/1/07, AMBAC......................       599
  2,000     Southwestern Development Authority,
              Medical Facility Revenue, 7.00%,
              8/15/12, Callable 8/15/02 @ 102.....     2,161
  2,500     Student Assistance, Student Loan
              Revenue, Series M, AMT, 6.60%,
              3/1/07, Callable 3/1/02 @ 102.......     2,656
  1,350     Winnebago County, School District
              #122, Harlem-Loves Park, Refunding,
              6.35%, 6/1/07, FGIC.................     1,561
                                                    --------
                                                      32,711
                                                    --------
Indiana (2.7%):
  2,150     Brownsburg Industrial Building Corp.,
              Revenue, 5.50%, 2/1/15, Callable
              2/1/07 @ 102, MBIA..................     2,270
  4,900     Fremont Industrial Development,
              Revenue, 5.25%, 5/1/04..............     4,882
  3,260     Health Facilities Financing Authority,
              Hospital Revenue, 6.00%, 8/15/10,
              Callable 8/15/06 @ 102..............     3,465
  2,803     Indianapolis Economic Development
              Revenue, Knob-in-the-Woods Project,
              6.38%, 12/1/04......................     3,108

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $1,000     State Vocational Technical College
              Building Facilities Fee, 6.50%,
              7/1/07, Callable 1/1/05 @ 102,
              AMBAC...............................  $  1,145
                                                    --------
                                                      14,870
                                                    --------
Iowa (0.6%):
  1,380     Finance Authority, 6.35%, 7/1/09,
              Callable 1/1/03 @ 102, AMBAC........     1,462
  1,000     Finance Authority, Private College
              Revenue, 5.75%, 12/1/08, MBIA.......     1,123
    700     Finance Authority, Single Family
              Mortgage Revenue, Series F, 6.15%,
              7/1/04, Callable 1/1/03 @ 102,
              AMBAC...............................       727
                                                    --------
                                                       3,312
                                                    --------
Kansas (1.0%):
  2,220     Sedgwick & Shawnee, Single Family
              Revenue, 6.70%, 6/1/29..............     2,517
    840     Sedgwick County, Family Mortgage
              Revenue, Series A-1, 6.50%, 12/1/16,
              Callable 12/1/07 @ 105, GNMA........       920
  1,750     Wichita Hospital Revenue, St. Francis
              Regional Hospital, 6.25%, 10/1/10,
              Callable 10/1/02 @ 102, MBIA........     1,912
                                                    --------
                                                       5,349
                                                    --------
Kentucky (2.1%):
  3,000     Economic Development Financial
              Authority, Revenue, 5.00%, 12/1/18,
              Callable 6/1/08 @ 101...............     2,957
  5,000     Jefferson County Health Systems,
              Revenue, 5.13%, 10/1/18, Callable
              10/1/08 @ 101, MBIA.................     5,023
  1,000     Kenton County, Public Properties
              Corp., 5.63%, 12/1/12, Callable
              12/1/06 @ 101.......................     1,080
  1,000     Martin County Mortgage Section 8,
              Revenue, 6.25%, 7/1/23, FHA.........     1,040
  1,310     Owensboro Electric Light & Power,
              Revenue, 0.00%, 1/1/09, BIG.........       496
  1,000     Winchester Industrial Building, 7.75%,
              7/1/12, Callable 7/1/02 @ 102.......     1,115
                                                    --------
                                                      11,711
                                                    --------
Louisiana (1.5%):
    227     Housing Agency Mortgage Revenue,
              7.80%, 12/1/09, Callable 6/1/04 @
              105, GNMA...........................       255

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  865     Housing Agency Mortgage Revenue,
              Single Family, Series D-2, AMT,
              8.00%, 6/1/27, Callable 12/1/06 @
              102, GNMA/FNMA......................  $    959
  1,000     New Orleans, GO, 0.00%, 9/1/06,
              AMBAC...............................       725
  1,550     Public Facilities Authority, Revenue,
              AMT, 6.75%, 9/1/06, Callable 9/1/02
              @ 102...............................     1,626
  2,000     St. Charles Parish Pollution Control,
              8.25%, 6/1/14, Callable 6/1/99 @
              103.................................     2,087
  2,305     Stadium & Expositions District Hotel
              Occupancy Tax & Stadium Revenue,
              5.25%, 7/1/14 Callable 7/1/09 @
              102.................................     2,404
                                                    --------
                                                       8,056
                                                    --------
Massachusetts (0.9%):
  1,650     Beverly, 6.60%, 3/15/09, Callable
              3/15/04 @ 102, FSA..................     1,877
  2,400     State, GO, Series C, 6.00%, 8/1/09....     2,764
                                                    --------
                                                       4,641
                                                    --------
Michigan (1.1%):
  4,000     Pittsfield Township, Housing Corp.,
              Revenue, Series A, 6.00%, 1/1/22,
              Callable 7/1/04 @ 103...............     4,224
  1,500     State Hospital Finance Authority,
              Series A, 8.10%, 10/1/13, Callable
              10/1/05 @ 102.......................     1,881
                                                    --------
                                                       6,105
                                                    --------
Minnesota (1.0%):
  1,900     Blaine Development, Revenue, 5.15%,
              1/1/04..............................     1,894
  1,200     Maplewood Multi-Family, Revenue,
              6.50%, 9/1/24, Callable 9/1/04 @
              102, FHA............................     1,317
  2,105     Minneapolis Multi-Family, Revenue,
              AMT, 5.10%, 12/20/18, Callable
              12/20/08 @ 100, GNMA................     2,112
                                                    --------
                                                       5,323
                                                    --------
Mississippi (0.3%):
  1,450     Home Corp., Single Family, Series D,
              5.25%, 7/1/12, Callable 7/1/07 @
              105, FNMA/GNMA......................     1,606
                                                    --------
Missouri (2.6%):
  1,895     Carthage, Waterworks & Wastewater
              Treatment Systems, 6.30%, 7/1/09,
              Callable 7/1/04 @ 101, MBIA.........     2,137
  1,520     Fort Zumwalt School District, 5.20%,
              3/1/09, Callable 3/1/07 @ 100,
              AMBAC...............................     1,617

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Missouri, continued:
 $1,735     Fort Zumwalt School District, 5.30%,
              3/1/10, Callable 3/1/07 @ 100,
              AMBAC...............................  $  1,848
  1,275     Kansas City Industrial Development
              Authority, Multi-Family Housing
              Revenue, Series A, AMT, 5.63%,
              7/1/05..............................     1,349
  1,430     Kansas City Municipal Corp., Revenue,
              5.40%, 1/15/08, Callable 1/15/06 @
              101, AMBAC..........................     1,545
  2,500     St. Louis Convention & Sports Complex,
              5.50%, 8/15/13, Callable 8/15/03 @
              102, MBIA...........................     2,674
  2,955     St. Louis Land Clearance Redevelopment
              Authority, Housing Revenue, 5.95%,
              7/1/22, FNMA........................     3,200
                                                    --------
                                                      14,370
                                                    --------
Montana (0.6%):
  1,525     State Health Facilities Authority,
              Prerelease Center, Revenue, 4.75%,
              10/1/13, Callable 10/1/08 @ 100,
              FSA.................................     1,531
  1,920     State Health Facilities Authority,
              Prerelease Center, Revenue, 4.80%,
              10/1/18, Callable 10/1/08 @ 100,
              FSA.................................     1,872
                                                    --------
                                                       3,403
                                                    --------
Nevada (2.3%):
  8,200     Clark County, Pollution Control
              Revenue, 5.30%, 10/1/11, Callable
              1/1/03 @ 102, ACA...................     8,387
  1,000     Municipal Bond Bank Project #20-23A,
              7.00%, 7/1/01, ETM..................     1,045
  3,010     Washoe County, School District, GO,
              6.13%, 8/1/07, Callable 8/1/02 @
              101, MBIA...........................     3,259
                                                    --------
                                                      12,691
                                                    --------
New Hampshire (0.2%):
  1,225     Higher Education & Health Facilities
              Authority, Revenue, 6.25%, 1/1/06,
              Callable 7/1/04 @ 102...............     1,361
New Jersey (0.7%):
  3,500     Sayreville Housing Development Corp.,
              Revenue, 6.00%, 2/1/23, Callable
              8/1/03 @ 100, FHA...................     3,688
                                                    --------
New Mexico (1.5%):
      4     Albuquerque, 7.65%, 8/15/07, FGIC.....         4
  1,000     Albuquerque Airport Revenue, AMT,
              6.50%, 7/1/11, Callable 7/1/00 @
              105, AMBAC..........................     1,083

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
 $1,000     Bernalillo County Multi-Family,
              Revenue, 5.15%, 10/1/18, Callable
              10/1/08 @ 100, FSA..................  $  1,003
  5,455     Educational Assistance Foundation,
              Student Loan Revenue, Series A, AMT,
              6.85%, 4/1/05, Callable 4/1/02 @
              102, AMBAC..........................     5,950
                                                    --------
                                                       8,040
                                                    --------
New York (3.4%):
  1,395     Nassau County, 5.63%, 8/1/03, FGIC....     1,500
  1,980     Radisson Senior Citizens Housing
              Corp., Revenue, Series A, 5.63%,
              8/1/11..............................     2,089
  1,500     State Dormitory Authority, Series A,
              5.50%, 7/1/04.......................     1,609
  2,950     State Dormitory Authority, Series A,
              5.50%, 7/1/05.......................     3,186
  1,500     State Dormitory Authority, Series A,
              5.50%, 7/1/06.......................     1,626
  3,000     State, GO, Series B, 5.25%, 8/1/12,
              Callable 8/1/07 @ 101...............     3,144
  5,000     State, GO, Series F, 5.13%, 8/1/11,
              Callable 2/1/08 @ 101...............     5,229
                                                    --------
                                                      18,383
                                                    --------
North Dakota (3.5%):
  4,325     Bismark Health Care Facilities,
              Revenue, 5.25%, 7/1/15, Callable
              7/1/08 @ 102, FSA...................     4,458
  3,115     Burleigh County Health Care, Revenue,
              5.25%, 5/1/13, Callable 5/1/09 @
              100, MBIA...........................     3,234
  3,050     Grand Forks Sales Tax Revenue Bond,
              5.10%, 12/15/10, Callable 12/15/07 @
              100.................................     3,222
    140     Housing Finance Agency, AMT, 6.25%,
              7/1/09, Callable 7/1/04 @ 102.......       147
  3,500     Mercer County, Pollution Control
              Revenue, 6.65%, 6/1/22, Callable
              6/1/02 @ 102, FGIC..................     3,845
  2,910     State Building Authority Lease
              Revenue, Series A, 5.13%, 12/1/18,
              Callable 12/1/08 @ 100, AMBAC.......     2,933
  1,270     Water Development, 5.70%, 7/1/17,
              Callable 7/1/07 @ 100, AMBAC........     1,362
                                                    --------
                                                      19,201
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio (4.2%):
 $3,500     Cleveland Certificate Participation,
              5.25%, 11/15/13, Callable 11/15/07 @
              102, AMBAC..........................  $  3,657
  2,500     Cleveland Stadium Project, 5.25%,
              11/15/12, Callable 11/15/07 @ 102,
              AMBAC...............................     2,635
  2,145     Delaware City School District, 5.13%,
              12/1/18, Callable 12/1/08 @ 101,
              FSA.................................     2,174
  3,500     Mahoning Valley Sanitation District,
              Revenue, 5.13%, 12/15/14, Callable
              12/15/08 @ 101, FSA.................     3,634
  2,100     Mount Vernon Industrial Development,
              Revenue, 5.90%, 3/1/03..............     2,104
  2,500     Northeast Regional Sewer District,
              5.60%, 11/15/13, Callable 11/15/05 @
              101, AMBAC..........................     2,683
  3,750     State Higher Educational Facilities,
              Revenue, 0.00%, 12/1/13, Steps to
              4.95% on 12/1/03, Callable 12/1/06 @
              101, AMBAC..........................     3,008
  2,470     State, Economic Development, 7.50%,
              9/1/10, Callable 9/1/02 @ 102.......     2,744
                                                    --------
                                                      22,639
                                                    --------
Oklahoma (0.7%):
  2,500     Baptist Health Center, IDR, 6.25%,
              8/15/12, Callable 8/15/05 @ 102,
              AMBAC...............................     2,812
    970     Housing Finance Agency, PG-B-1, 5.60%,
              3/1/28, Callable 9/1/07 @ 102.......     1,003
                                                    --------
                                                       3,815
                                                    --------
Oregon (3.2%):
  2,350     Jackson County, School District #5
              Ashland, GO, 5.70%, 6/1/07, FSA.....     2,624
  2,580     Lane County, School District #019,
              6.00%, 10/15/11, FGIC...............     2,976
  1,000     Lane County, School District #52
              Bethel, GO, 6.00%, 6/1/06, FSA......     1,126
  3,630     Marion County, 5.50%, 10/1/05,
              AMBAC...............................     3,948
  1,550     Port of Portland Airport, Revenue,
              5.25%, 7/1/10, Callable 1/1/09 @
              101, FGIC...........................     1,677
  1,165     Port of Portland Airport, Revenue,
              5.25%, 7/1/11, Callable 1/1/09 @
              101, FGIC...........................     1,251
  1,435     Port of Portland Airport, Revenue,
              Series 7A, 6.75%, 7/1/09, Callable
              7/1/01 @ 101, MBIA..................     1,550

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oregon, continued:
 $2,075     Washington County, School District
              #88, GO, 6.10%, 6/1/05, Callable
              12/15/04 @ 100, FSA.................  $  2,330
                                                    --------
                                                      17,482
                                                    --------
Pennsylvania (3.0%):
  3,200     Dauphin County, Industrial Development
              Authority, Pollution Control
              Revenue, 6.00%, 1/1/08, MBIA........     3,208
  1,085     Delaware County, Hospital Authority,
              6.00%, 12/15/20, Callable 12/1/03 @
              102.................................     1,134
  1,500     Hospital Revenue Bond, 6.40%, 1/1/06,
              Callable 1/1/05 @ 102, AMBAC........     1,692
  2,750     Indiana County, Industrial Development
              Authority, Pollution Control
              Revenue, 6.00%, 6/1/06, MBIA........     3,082
  2,350     Philadelphia Airport Revenue, Series
              A, AMT, 5.50%, 6/15/05, AMBAC.......     2,525
  2,500     Philadelphia Water & Waste, 5.65%,
              6/15/12, Callable 6/15/03 @ 102,
              FGIC................................     2,646
  2,000     State Financial Authority Revenue,
              6.60%, 11/1/09, Callable 11/1/03 @
              102, LOC: Societe Generale..........     2,223
                                                    --------
                                                      16,510
                                                    --------
Puerto Rico (1.2%):
  5,000     Commonwealth Infrastructure, Series A,
              5.25%, 7/1/10, Callable 7/1/08 @
              101, AMBAC..........................     5,433
  1,000     Puerto Rico Housing Financial
              Corporation, Revenue, 4.25%,
              12/1/10, FSA........................     1,007
                                                    --------
                                                       6,440
                                                    --------
Rhode Island (0.2%):
  1,000     Housing & Mortgage Financial Corp.,
              Series 15-B, 6.20%, 10/1/06,
              Callable 4/1/04 @ 102, MBIA.........     1,075
                                                    --------
South Carolina (0.8%):
  1,760     Greenville School Public Facilities,
              5.60%, 3/1/10.......................     1,924
  1,045     Hilton Head Island, GO, 5.50%, 8/1/09,
              MBIA................................     1,158
    250     Piedmont, Municipal Power Agency,
              Electric Revenue, Series A, 6.55%,
              1/1/16..............................       250

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
South Carolina, continued:
 $1,000     York County, School District #3, GO,
              5.40%, 3/1/08, Callable 3/1/06 @
              101, FSA............................  $  1,082
                                                    --------
                                                       4,414
                                                    --------
Tennessee (1.1%):
  1,050     Chattanooga-Hamilton County, Hospital
              Authority, Hospital Revenue, 5.63%,
              10/1/09, FSA........................     1,167
  1,460     Dyer County, Industrial Development
              Revenue, 6.00%, 2/1/07, Callable
              2/1/04 @ 102........................     1,550
  2,000     Housing Development, 6.20%, 7/1/18,
              Callable 7/1/05 @ 102...............     2,139
  1,000     Trenton Industrial Development
              Revenue, Series A, 5.40%, 10/1/02...     1,004
                                                    --------
                                                       5,860
                                                    --------
Texas (7.0%):
  2,800     Austin Housing Finance Corp., Single
              Family Mortgage Revenue, AMT, ETM,
              0.00%, 12/1/11......................     1,433
  1,000     Austin Utility Systems, Revenue,
              0.00%, 5/15/08, MBIA................       666
  1,365     Carroll Independent School District,
              GO, 0.00%, 2/15/12, Callable 2/15/08
              @ 82.259, PSFG......................       717
  1,815     Carroll Independent School District,
              GO, 0.00%, 2/15/13, Callable 2/15/08
              @ 78.119, PSFG......................       905
  1,420     Carroll Independent School District,
              GO, 0.00%, 2/15/13, PSFG............       697
  1,435     Carroll Independent School District,
              GO, 0.00%, 2/15/14, PSFG............       661
  5,125     Cass County, Industrial Development
              Revenue, Series A, 5.30%, 7/1/09....     5,461
  5,000     Coastal Bend Health Facilities,
              Incarnate Word Health Services,
              5.93%, 11/15/13, Callable 11/15/02 @
              102, AMBAC..........................     5,375
  3,600     Grand Prairie Health Facilities,
              Refunding, Dallas/Fort Worth Medical
              Center Project, 6.50%, 11/1/04,
              AMBAC...............................     4,046
  3,700     Harris County, Capital Appreciation,
              Toll Road, Sub-Lien A, GO, 0.00%,
              8/15/05, MBIA.......................     2,813
  2,000     Harris County, Houston Sport
              Authority, Revenue, 0.00%, 11/15/17,
              Callable 11/15/08 @ 61.635, MBIA....       740

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $1,455     Health Facilities Development Corp.,
              Hospital Revenue, All Saints
              Episcopal Hospital, 6.25%, 8/15/12,
              Callable 8/15/03 @ 102, MBIA........  $  1,606
  1,685     Hereford Independent School District,
              5.00%, 8/15/08......................     1,744
  1,315     Hereford Independent School District,
              Revenue, 5.13%, 8/15/13, Callable
              8/15/08 @ 102.......................     1,330
    955     Housing Agency Residential Development
              Revenue, Series D, AMT, 8.40%,
              1/1/21, Callable 7/1/99 @ 102.......       984
  2,000     Leander Independent School District,
              GO, 0.00%, 8/15/14, Callable 8/15/06
              @ 65.293............................       897
  4,855     Leander Independent School District,
              GO, 0.00%, 8/15/16, Callable 8/15/06
              @ 58.125, PSF-GTD...................     1,920
  2,500     Leander Independent School District,
              GO, 0.00%, 8/15/18, Callable 8/15/06
              @ 51.904............................       879
  1,000     San Antonio Electric & Gas, Series B,
              7.00%, 2/1/09, Callable 2/1/99 @
              101.5...............................     1,018
  1,050     State Higher Education Coordinating
              Board, Student Loan, AMT, 7.45%,
              10/1/06, Callable 10/1/01 @ 102.....     1,128
  1,020     Tech University Revenues, 5.95%,
              2/15/13, Callable 2/15/05 @ 100,
              AMBAC...............................     1,112
  2,200     United Independent School District,
              5.25%, 8/15/14, Callable 8/15/06 @
              100.................................     2,285
                                                    --------
                                                      38,417
                                                    --------
Utah (1.1%):
  2,000     Intermountain Power Agency, Power
              Supply Revenue, Series B, 6.50%,
              7/1/09, MBIA........................     2,365
  2,165     Logan Municipal Building Authority,
              Lease Revenue, 5.20%, 4/1/18,
              Callable 10/1/08 @ 100, AMBAC.......     2,189
  1,230     State Housing Finance Authority, AMT,
              6.35%, 7/1/12, Callable 1/1/05 @
              102.................................     1,312
                                                    --------
                                                       5,866
                                                    --------
Vermont (0.3%):
  1,380     University & State Agricultural
              College, Series 73A, 5.80%,
              7/1/13..............................     1,395
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Virginia (0.8%):
 $1,000     Arlington County Industrial
              Development Authority, Multi-Family
              Revenue, 5.35%, 7/1/18, Callable
              7/1/08 @ 102........................  $  1,005
  1,340     State Housing Development Authority,
              Commonwealth Mortgage, Series J,
              6.65%, 7/1/10, Callable 1/1/05 @
              102.................................     1,444
  2,025     State Housing Development Authority,
              Multi-Family Housing, Revenue, GO,
              Series E, 5.60%, 11/1/18, Callable
              1/1/08 @ 102........................     2,106
                                                    --------
                                                       4,555
                                                    --------
Washington (4.0%):
    565     Bellinghan Housing Authority, Revenue,
              5.20%, 11/1/27, Callable 11/1/08 @
              100, MBIA...........................       565
  1,830     Chelan County, Public Utilities,
              Revenue, 5.90%, 7/1/13..............     1,963
  2,750     King County Public Hospital District
              #002, GO, 5.25%, 12/1/13, Callable
              12/1/08 @ 101, MBIA.................     2,878
  1,360     King County, School District #400, GO,
              6.50%, 12/1/08......................     1,605
  1,084     Kitsap County, Consolidated Housing,
              7.00%, 8/20/08,.....................     1,225
  1,000     Seattle Light & Power Revenue, 6.00%,
              8/1/13, Callable 8/1/02 @ 102.......     1,080
  3,000     Snohomish County, Public Utility
              District #001, Electric Revenue,
              6.00%, 1/1/13, Callable 1/1/03 @
              102, FGIC...........................     3,251
  3,500     State Nuclear Project #1, Series A,
              6.00%, 7/1/08, AMBAC................     3,937
  5,000     State Public Power Supply Systems
              Revenue, Nuclear Project #2, Series
              A, 5.00%, 7/1/12, Callable 7/1/08 @
              102.................................     5,092
                                                    --------
                                                      21,596
                                                    --------
West Virginia (2.1%):
  2,495     Harrison County, Community Split
              Obligation, Series A, 6.25%,
              5/15/10.............................     2,914
  3,630     Randolph County Community Health,
              Revenue, 5.20%, 11/1/21, Callable
              11/1/13 @ 100, FSA..................     3,665
  3,500     School Building Authority, Series B,
              5.40%, 7/1/17, Callable 7/1/07 @
              102, FSA............................     3,665
  1,150     State College Revenue, 6.00%, 4/1/12,
              Callable 4/1/03 @ 102, AMBAC........     1,250
                                                    --------
                                                      11,494
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Wisconsin (2.6%):
  3,400     Greenfield Community Development
              Authority, Housing Revenue, AMT,
              4.60%, 9/1/23, Callable 9/1/03 @
              100.................................  $  3,407
 $1,070     Hortonville School District, GO,
              5.25%, 4/1/18, Callable 4/1/08 @
              100, AMBAC..........................     1,094
  1,010     Madison Community Development
              Authority, Fluno Center Project A,
              4.10%, 11/1/08 Callable 11/1/06 @
              102.................................     1,002
  7,250     Madison Community Development
              Authority, Fluno Center Project A,
              5.00%, 11/1/20 Callable 11/1/06 @
              102.................................     7,169
  1,360     Sturgeon Bay Waterfront Redevelopment
              Authority, Revenue, 5.00%, 10/1/17,
              Callable 10/1/08 @ 100, ACA.........     1,335
                                                    --------
                                                      14,007
                                                    --------
Wyoming (0.6%):
    875     Community Development Authority,
              Single Family Mortgage, Series A,
              7.25%, 6/1/07, Callable 6/1/01 @
              102.................................       914
  2,000     Sweetwater County, Solid Waste
              Disposal Revenue, Series A, AMT,
              7.00%, 6/1/24.......................     2,191
                                                    --------
                                                       3,105
                                                    --------
  Total Municipal Bonds                              542,086
                                                    --------
DAILY DEMAND NOTES (1.1%):
California (0.3%):
  1,800     Los Angeles Airports Improvement
              Corporation, American Airlines/LA
              International, Revenue Bonds, Series
              A, 3.05%, 12/1/24*..................     1,800

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
DAILY DEMAND NOTES, CONTINUED:
California, continued:
    100     Los Angeles Airports Improvement
              Corporation, American Airlines/LA
              International, Revenue Bonds, Series
              A, 2.50%, 12/1/24*..................  $    100
                                                    --------
                                                       1,900
                                                    --------
Texas (0.8%):
 $  800     Lone Star Revenue, 3.05%, 12/1/14*....       800
  3,100     North Central Texas, Health
              Facilities, Development Corporation,
              Revenue Bonds, Series D, 3.05%,
              12/1/15*............................     3,100
                                                    --------
                                                       3,900
                                                    --------
  Total Daily Demand Notes                             5,800
                                                    --------
MONTHLY DEMAND NOTES (0.4%):
Florida (0.3%):
  1,500     Educational Loan Marketing Corp.,
              Revenue, Series A, 4.00%,
              12/1/18*............................     1,500
                                                    --------
Wyoming (0.1%):
    500     Student Loan Corp., Student Loan
              Revenue, AMT, 4.00%, 12/1/05*.......       500
                                                    --------
  Total Monthly Demand Notes                           2,000
                                                    --------
INVESTMENT COMPANIES (0.0%):
      0     Provident Municipal Cash Fund (b).....         0
                                                    --------
  Total Investment Companies                               0
                                                    --------
Total (Cost $525,222) (a)                           $549,886
                                                    ========

------------

Percentages indicated are based on net assets of $545,335.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $25,012
                   Unrealized depreciation......................     (348)
                                                                  -------
                   Net unrealized appreciation..................  $24,664
                                                                  =======

(b) Rounds to less than $1,000

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

ACA        Guaranteed by American Capital Access
AMBAC      Insured by AMBAC Indemnity Corp.
AMT        Alternative Minimum Tax Paper
BIG        Insured by Bond Insurance Guarantee
ETM        Escrowed to Maturity
FGIC       Insured by Federal Guarantee Insurance Corp.
FNMA       Insured by Federal National Mortgage Association
FSA        Insured by Federal Security Assurance
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
GSL        Guaranteed Student Loans
IDR        Industrial Development Revenue
LOC        Letters of Credit
MBIA       Insured by Municipal Bond Insurance Association
PSFG       Permanent School Funding Guaranteed

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 MUNICIPAL BONDS (95.8%):
Alabama (0.7%):
  4,250     Courtland Industrial Development
              Board, Solid Waste Disposal Revenue,
              Series A, AMT, 6.50%, 9/1/25,
              Callable 9/1/05 @ 102...............  $  4,571
    535     Housing Finance Authority, Series A1,
              5.80%, 10/1/08, Callable 4/1/05 @
              102, GNMA...........................       568
  1,540     Mobile Refunding & Improvement, GO,
              0.00%, 2/15/14, Callable 2/15/08 @
              76.49, MBIA.........................       724
  1,500     Mobile Refunding & Improvement, GO,
              0.00%, 8/15/14, Callable 2/15/08 @
              74.5, MBIA..........................       688
                                                    --------
                                                       6,551
                                                    --------
Alaska (1.7%):
  3,570     Energy Authority, Utility Revenue,
              5.20%, 7/1/17, Callable 7/1/08 @
              100, FSA............................     3,644
    855     Home Mortgage Revenue Refunding,
              8.00%, 3/1/09, Callable 3/1/02 @
              102, FNMA...........................       916
  8,440     State Housing Finance Corp., 0.00%,
              12/1/17, Callable 6/1/07 @ 54,
              MBIA................................     2,727
 48,000     State Housing Finance Corp., Series
              A2, AMT, 0.00%, 6/1/37, Callable
              12/1/07 @ 17.74.....................     5,241
  2,750     Student Loan Corp., Series A, AMT,
              5.75%, 7/1/14, Callable 7/1/07 @
              100, AMBAC..........................     2,955
                                                    --------
                                                      15,483
                                                    --------
Arizona (3.5%):
 10,000     Maricopa County, Industrial
              Development Authority Revenue,
              4.75%, 12/1/30, Callable 6/1/08 @
              108, FNMA/GNMA......................    10,855
 11,705     Maricopa County, Industrial
              Development Authority Revenue, Coral
              Point Apartments, Series A, 4.95%,
              3/1/28, Callable 3/1/06 @ 101.......    11,909
    320     Maricopa County, Industrial
              Development Authority, Multi-Family
              Housing Revenue, 7.25%, 7/1/17,
              Callable 7/1/07 @ 101...............       344
  1,500     Maricopa County, Industrial
              Development Authority, Multi-Family
              Housing Revenue, Series A, 6.25%,
              7/1/27, Callable 1/1/07 @ 101.......     1,580

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  3,000     Phoenix Industrial Development
              Authority, Single Family Mortgage,
              6.60%, 12/1/29, Callable 12/1/07 @
              101.5, GNMA/FNMA/FHLMC..............  $  3,286
  1,780     Pima County, Industrial Development
              Authority, Multi-Family Mortgage
              Revenue, Ria Nova & Villa, 5.13%,
              12/20/18, Callable 6/20/08 @ 101,
              GNMA................................     1,793
  1,000     Pima County, Industrial Development
              Authority, Multi-Family Mortgage
              Revenue, Ria Nova & Villa, 5.20%,
              12/20/31, Callable 6/20/08 @ 101,
              GNMA................................     1,015
  1,210     Pima County, Industrial Development
              Authority, Revenue, Wester, 5.38%,
              6/1/10..............................     1,226
                                                    --------
                                                      32,008
                                                    --------
Arkansas (1.5%):
    249     Drew County, Public Facilities Board,
              7.90%, 8/1/11, Callable 8/1/03 @
              103, FNMA...........................       269
     97     Drew County, Public Facilities Board,
              7.75%, 8/1/11, Callable 2/1/04 @
              100.................................       104
    441     Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.90%, 1/1/11,
              Callable 7/1/03 @ 103...............       482
    180     Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.75%, 1/1/11,
              Callable 7/1/05 @ 103...............       198
    182     Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, 7.38%, 4/1/11,
              Callable 4/1/03 @ 103...............       198
    521     Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series A-2, 7.90%,
              4/1/11, FNMA........................       573
    778     Pope County, Residential Facilities,
              Housing Board Mortgage Revenue,
              Series B, 7.75%, 9/1/11, Callable
              8/1/02 @ 102, FHA...................       834
  1,500     State Capital Appreciation, College
              Savings, Series 97A, 0.00%,
              6/1/16..............................       626
  2,000     State Capital Appreciation, College
              Savings, Series A, 0.00%, 6/1/15....       885

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
  1,540     State Development Authority Revenue
              Refunding, 8.00%, 8/15/11, Callable
              8/15/01 @ 103.......................  $  1,635
  3,650     State Development Finance Authority
              Revenue, 0.00%, 6/1/15..............     1,480
  5,000     State Development Finance Authority,
              Multi-Family Mortgage Revenue,
              Series A, 5.45%, 7/1/24, Callable
              7/2/99 @ 100, MBIA..................     5,004
    775     State Development Finance Authority,
              Single Family Housing Revenue,
              7.75%, 4/1/21, Callable 4/1/99 @
              102, GNMA...........................       793
    413     Stuttgart Public Facilities Board
              Revenue, Series A-2, 7.90%, 9/1/11,
              Callable 9/1/03 @ 103...............       452
    222     Stuttgart Public Facilities Board
              Revenue, Series B, 7.75%, 9/1/11,
              Callable 3/1/06 @ 103...............       245
                                                    --------
                                                      13,778
                                                    --------
California (3.0%):
    430     ABAG Finance Authority for Nonprofit
              Corp., 5.85%, 10/1/27, Callable
              10/1/07 @ 102.......................       445
  4,749     Contra Costa County, Multi-Family
              Mortgage Revenue, Crescent Park,
              Series B, 7.80%, 6/20/34, Callable
              6/20/04 @ 105, GNMA.................     5,403
  1,255     Fairfield, Water Revenue, 0.00%,
              4/1/15, Callable 4/1/05 @ 56.70,
              AMBAC...............................       550
  1,690     Fresno Housing Authority, Project B,
              AMT, 5.60%, 8/1/30, Callable 8/1/07
              @ 102...............................     1,764
  1,080     Housing Finance Agency, Home Mortgage
              Revenue, AMT, 7.50%, 2/1/23,
              Callable 8/1/05 @ 102, FHA..........     1,192
    680     Housing Finance Agency, Local or
              Guaranteed Housing Revenue, Series
              B, 8.63%, 8/1/15, Callable 8/1/00 @
              100, MBIA...........................       711
    780     Housing Finance Agency, Single Family
              Housing Revenue, Series F, 7.88%,
              8/1/19, Callable 8/1/99 @ 101.......       797
  1,460     Los Angeles Housing Authority, Multi-
              Family Mortgage Revenue, The Pal,
              5.30%, 7/1/18, Callable 7/1/08 @
              102, FNMA...........................     1,481

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
    645     Redondo Beach, Redevelopment Agency,
              Residential Mortgage Revenue, Series
              B, 6.25%, 6/1/11, Callable 6/1/03 @
              100.................................  $    664
    730     Rural Home Mortgage Financing
              Authority, AMT, 7.55%, 11/1/26......       826
    725     Rural Home Mortgage Financing
              Authority, AMT, 7.75%, 5/1/27.......       843
  3,910     San Francisco City & County, 0.00%,
              8/1/16, Callable 8/1/07 @ 63.206....     1,544
  1,180     San Joaquin Hills Toll Road,
              Prerefunded, 0.00%, 1/1/14..........       579
  4,435     San Joaquin Hills Toll Road,
              Prerefunded, 0.00%, 1/1/16..........     1,931
  3,300     Statewide Community Development
              Authority, Multi-Family Revenue,
              Bouquet Canyon, Series X, 5.30%,
              7/1/18, Callable 7/1/08 @ 102,
              FNMA................................     3,363
  3,400     Statewide Community Development
              Authority, Multi-Family Revenue,
              Cudahy Gardens, Series J, AMT,
              5.60%, 4/1/29, Callable 4/1/03 @
              102, LOC: Swiss Bank................     3,470
  1,695     Vallejo, Multi-Family Housing Revenue,
              AMT, 5.40%, 11/20/38, Callable
              11/20/08 @ 102, GNMA................     1,744
                                                    --------
                                                      27,307
                                                    --------
Colorado (13.6%):
  5,250     Arapahoe County, Highway Revenue,
              Series C, 0.00%, 8/31/15, Callable
              8/31/05 @ 48.60.....................     1,950
  4,920     Aurora, Industrial Development,
              McKesson Corp., Series A, 5.38%,
              12/1/11, Callable 12/1/02 @ 102.....     5,122
  5,030     Aurora, Single Family Mortgage
              Revenue, Series A2, 0.00%, 9/1/15,
              Prerefunded 3/1/13 @ 75.20..........     1,936
  2,000     Avon, Certificates of Participation,
              5.00%, 12/1/18, Callable 12/1/08 @
              101, MBIA...........................     2,004
  2,095     Brush Creek Metropolitan District, GO,
              Refunding, 6.70%, 11/15/09, Callable
              11/15/03 @ 101......................     2,261
  2,500     Denver, City & County, Airport
              Revenue, AMT, 5.63%, 11/15/08,
              Callable 11/15/06 @ 102, MBIA.......     2,744
    885     Denver City & County, Airport Revenue,
              AMT, 6.75%, 11/15/13, Callable
              11/15/02 @ 102, MBIA................       976

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 20,270     Denver City & County, Mortgage, AMT,
              0.00%, 8/1/29.......................  $  3,412
  1,000     Denver City & County, Residential
              Revenue, Single Family, Series A,
              0.00%, 7/1/10, Callable 7/1/08 @
              91.867..............................       548
  9,850     Denver City & County, Residential
              Revenue, Single Family, Series A,
              0.00%, 7/1/14, Callable 7/1/08 @
              73.657..............................     4,242
  2,910     Denver City & County, Single Family
              Mortgage Revenue, Metro Mayors,
              6.00%, 4/1/22, Callable 4/1/08 @
              101, GNMA/FNMA......................     3,127
  7,065     Denver City & County, Single Family
              Mortgage Revenue, Metro Mayors,
              0.00%, 10/1/30......................     1,218
  1,000     Denver Housing Corp., Series A, 5.35%,
              10/1/12, Callable 10/1/07 @ 101.....     1,035
  1,235     Eagle's Nest Metropolitan District,
              GO, Refunding, 6.50%, 11/15/17,
              Callable 9/1/10 @ 100...............     1,306
    144     El Paso County, Home Mortgage, Series
              C, 8.30%, 9/20/18...................       163
  1,145     El Paso County, Single Family Mortgage
              Revenue, 0.00%, 9/1/15, ETM.........       499
  8,700     El Paso County, Single Family Mortgage
              Revenue, Series A, AMT, 0.00%,
              12/1/30, Callable 6/1/08 @ 102,
              GNMA/FNMA...........................     1,503
  2,500     Englewood, Multi-Family Housing, Marks
              Apartment Revenue, 6.65%, 12/1/26,
              Callable 12/1/06 @ 102..............     2,734
  1,345     Englewood, Multi-Family Housing, Marks
              Apartment Revenue, Series B, 6.00%,
              12/15/18, Callable 12/15/03 @ 100,
              LOC: Citibank.......................     1,378
  2,000     Erie Water Enterprise Revenue, 5.25%,
              12/1/13, Callable 6/1/08 @ 100,
              ACA.................................     2,062
  2,500     Health Facilities Authority Revenue,
              Steamboat Springs, 5.75%, 9/15/22,
              Callable 9/15/08 @ 101..............     2,548
  5,730     Housing Finance Authority, 6.13%,
              11/1/23, Callable 11/1/08 @ 105.....     6,240
  4,315     Housing Finance Authority, 6.35%,
              11/1/29, Callable 11/1/08 @ 105.....     4,734
  1,600     Housing Finance Authority, GO, 6.80%,
              8/1/14, Callable 8/1/02 @ 102.......     1,712

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
    150     Housing Finance Authority,
              Multi-Family Mortgage Revenue, AMT,
              5.75%, 10/1/06, Callable 4/1/06 @
              102.................................  $    161
  1,445     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series A, 9.00%, 10/1/25, Callable
              10/1/00 @ 100, FHA..................     1,468
  1,095     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series A-2, AMT, 5.35%, 10/1/18,
              Callable 10/1/09 @ 100..............     1,117
  2,000     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series A-2, AMT, 5.45%, 10/1/29,
              Callable 10/1/08 @ 101..............     2,041
  2,560     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series B, 6.00%, 10/1/25, Callable
              10/1/99 @ 100, FHA..................     2,182
  1,500     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series B-2, AMT, 5.80%, 10/1/28,
              Callable 4/1/07 @ 101.50, FHA.......     1,586
  3,000     Housing Finance Authority,
              Multi-Family Mortgage Revenue,
              Series C-3, 5.70%, 10/1/21, Callable
              11/1/99 @ 100, FHA..................     3,105
  2,500     Housing Finance Authority, Series B-2,
              AMT, 7.00%, 5/1/26, Callable 5/1/07
              @ 105...............................     2,798
  2,500     Housing Finance Authority, Series C-2,
              AMT, 6.88%, 11/1/28, Callable
              11/1/07 @ 105.......................     2,821
  3,550     Housing Finance Authority, Single
              Family Mortgage Revenue, 7.45%,
              11/1/27, Callable 5/1/06 @ 105......     4,089
 10,250     Housing Finance Authority, Single
              Family Mortgage Revenue, AMT, 7.25%,
              5/1/27, Callable 5/1/07 @ 105.......    11,662
    760     Housing Finance Authority, Single
              Family Mortgage Revenue, Series 95C,
              7.45%, 6/1/17, Callable 6/1/05 @
              105.................................       863
    480     Housing Finance Authority, Single
              Family Mortgage Revenue, Series A,
              0.00%, 9/1/14, FHA..................        97
  2,000     Housing Finance Authority, Single
              Family Mortgage Revenue, Series A-2,
              AMT, 6.60%, 5/1/28, Callable 5/1/08
              @ 105...............................     2,246
  2,000     Housing Finance Authority, Single
              Family Mortgage Revenue, Series A-3,
              6.50%, 5/1/16, Callable 5/1/08 @
              105.................................     2,231

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
    305     Housing Finance Authority, Single
              Family Mortgage Revenue, Series A-3,
              6.50%, 11/1/23, Callable 5/1/02 @
              102.................................  $    320
  1,000     Housing Finance Authority, Single
              Family Mortgage Revenue, Series A-3,
              6.50%, 11/1/29, Callable 5/1/08 @
              105.................................     1,128
  3,500     Housing Finance Authority, Single
              Family Mortgage Revenue, Series C-1,
              7.55%, 11/1/27, Callable 11/1/06 @
              102.................................     3,993
  6,730     Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              PG-C-SR, AMT, 0.00%, 11/1/29,
              Callable 5/1/08 @ 31.766............     1,281
 11,005     Housing Finance Authority, Single
              Family Mortgage Revenue, Series
              PG-C1, AMT, 0.00%, 11/1/29, Callable
              5/1/08 @ 30.946.....................     2,033
    690     Housing Finance Authority, Single
              Family Program, Series B, 6.13%,
              5/1/13, Callable 11/1/04 @ 103,
              FHA.................................       724
    630     Housing Finance Authority, Single
              Family Program, Series B, 7.50%,
              11/1/24, Callable 11/1/04 @ 105,
              FHA.................................       704
    330     Housing Finance Authority, Single
              Family Program, Series D-1, 6.60%,
              8/1/17, Callable 8/1/01 @ 102,
              FHA.................................       340
    435     Housing Finance Authority, Single
              Family Program, Series E, AMT,
              6.25%, 12/1/09, Callable 12/1/04 @
              103.................................       464
    230     Housing Finance Authority, Single
              Family Program, Sub Series A, AMT,
              6.50%, 12/1/02......................       240
  1,000     Housing Finance Authority, Single
              Family Revenue, Series B-2, Revenue,
              AMT, 6.40%, 11/1/24, Callable 5/1/08
              @ 105...............................     1,108
    705     Jefferson County, Single Family
              Mortgage Revenue, Refunding, Series
              A, 8.88%, 10/1/13, Callable 4/1/01 @
              103, MBIA...........................       751
  7,525     Meridian Metropolitan District, 7.50%,
              12/1/11, Callable 12/1/01 @ 101.....     8,218
  1,500     Mesa County, Residential Revenue
              Refunding, 0.00%, 12/1/11, ETM......       836
  1,720     Mountain Village Metropolitan
              District, 8.10%, 12/1/11,
              Prerefunded 12/1/02 @ 101...........     2,002
    750     San Miguel County, Mountain Village
              Metropolitan District, 7.95%,
              12/1/03, Callable 12/1/02 @ 101.....       815

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
    835     San Miguel County, Mountain Village
              Metropolitan District, 8.10%,
              12/1/11, Callable 12/1/02 @ 101.....  $    947
  2,630     San Miguel County, Mountain Village
              Metropolitan District, 5.15%,
              12/1/13, Callable 12/1/07 @ 101.....     2,734
  3,700     San Miguel County, Mountain Village
              Metropolitan District, 5.20%,
              12/1/17, Callable 12/1/07 @ 101.....     3,793
                                                    --------
                                                     126,352
                                                    --------
Connecticut (1.6%):
  4,350     Stamford, Housing Authority, Rippowam
              Project, 6.25%, 10/1/19, Callable
              10/1/08 @ 103.......................     4,725
  9,200     Stamford, Housing Authority, Rippowam
              Project, 6.38%, 10/1/29, Callable
              10/1/08 @ 103.......................     9,974
    170     State Housing Mortgage, Series A,
              7.63%, 11/15/17, Callable 11/15/99 @
              100.................................       172
                                                    --------
                                                      14,871
                                                    --------
Delaware (0.9%):
  2,828     Greystone Tax-Exempt Asset Trust,
              Series 98-1, Class A-1, 4.30%,
              6/20/00.............................     2,860
  5,128     Greystone Tax-Exempt Asset Trust,
              Series 98-1, Class A-3, 4.40%,
              11/2/04.............................     5,202
    595     New Castle County, Single Family
              Mortgage Revenue, 0.00%, 11/1/16,
              FGIC................................       103
                                                    --------
                                                       8,165
                                                    --------
Florida (5.1%):
    240     Brevard County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 6.13%, 9/1/09,
              Callable 9/1/04 @ 102...............       250
  1,000     Clearwater, Water & Sewer Revenue,
              0.00%, 12/1/13, Callable 12/1/08 @
              80.928, FGIC........................       472
  4,340     Clearwater, Water & Sewer Revenue,
              0.00%, 12/1/14, Callable 12/1/08 @
              76.878, FGIC........................     1,944
  4,205     Clearwater, Water & Sewer Revenue,
              0.00%, 12/1/15, Callable 12/1/08 @
              72.978, FGIC........................     1,785
  1,500     Clearwater, Water & Sewer Revenue,
              0.00%, 12/1/17, Callable 12/1/08 @
              65.521, FGIC........................       567

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
  4,510     Duval County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series C, 7.35%, 7/1/24,
              Callable 9/1/00 @ 103, FGIC.........  $  4,786
    380     Housing Finance Authority, Home
              Ownership Revenue, 7.50%, 9/1/14,
              Callable 9/1/00 @ 102, GNMA.........       398
  1,780     Lee County, Housing Finance Authority,
              Series A, AMT, 6.85%, 3/1/29,
              Callable 9/1/07 @ 105, FNMA.........     2,026
  2,680     Lee County, Housing Finance Authority,
              Single Family Mortgage Revenue,
              7.20%, 3/1/27, Callable 3/1/07 @
              105.................................     3,050
  1,000     Lee County, Housing Finance Authority,
              Single Family Mortgage Revenue,
              6.40%, 3/1/29, Callable 3/1/08 @
              105.................................     1,118
  1,000     Lee County, Housing Finance Authority,
              Single Family Mortgage Revenue,
              6.30%, 3/1/29, Callable 3/1/08 @
              102.................................     1,119
  3,000     Lee County, Housing Finance Authority,
              Single Family Mortgage Revenue,
              5.05%, 3/1/28, Callable 3/1/08 @
              102.................................     3,068
    690     Leon County, Housing Finance
              Authority, Multi-County Program,
              Series B, AMT, 7.30%, 1/1/28........       801
  1,260     Manatee County, Housing Finance
              Authority, Mortgage Revenue, 8.38%,
              5/1/25, Callable 5/1/04 @ 105.......     1,451
  2,250     Manatee County, Housing Finance
              Authority, Mortgage Revenue, AMT,
              7.20%, 5/1/28, Callable 3/1/07 @
              105, GNMA...........................     2,564
  1,495     Manatee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Sub Series One, AMT, 6.30%,
              11/1/28, Callable 5/1/08 @ 107.25,
              GNMA/FNMA...........................     1,675
  2,000     Miami Beach, Health Facilities
              Revenue, 5.25%, 8/1/13, Callable
              8/1/08 @ 100, ACA...................     2,013
  1,310     Miami-Dade County, Housing Finance
              Authority, Multi-Family Revenue,
              Terrace Series A, AMT, 5.20%,
              11/1/22, Callable 11/1/08 @ 102,
              FNMA................................     1,330
    790     Orange County, Housing Finance
              Authority, Mortgage Revenue, Series
              A, AMT, 7.25%, 9/1/19, Callable
              3/1/01 @ 103........................       835

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
    800     Orange County, Housing Finance
              Authority, Mortgage Revenue, Series
              A, AMT, 7.38%, 9/1/24, Callable
              3/1/01 @ 103, FHA...................  $    847
  1,000     Palm Beach County, Housing Finance
              Authority Revenue, Windsor Park,
              Series A, AMT, 5.80%, 12/1/28,
              Callable 6/1/08 @ 102...............     1,043
    510     Palm Beach County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 6.38%,
              10/1/06, Callable 10/1/04 @ 102.....       539
  1,365     Pinellas County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Multi-County, Series A,
              6.35%, 2/1/17, Callable 2/1/05 @
              102.................................     1,437
  2,405     Pinellas County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series 95-A, AMT, 6.25%,
              8/1/12, Callable 2/1/05 @ 102.......     2,570
  1,790     Polk County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 7.88%,
              9/1/22, Callable 3/1/00 @ 103.......     1,876
  1,320     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/08, ACA.........       833
  1,625     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/09, ACA.........       969
  1,535     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/12, ACA.........       769
  1,635     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/14, ACA.........       733
  2,255     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/16, ACA.........       911
  4,925     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/18, ACA.........     1,716
    410     Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/19, ACA.........       141
  1,065     Volusia County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, AMT, 5.10%, 8/1/18,
              Callable 2/1/08 @ 102, FNMA/GNMA....     1,062
                                                    --------
                                                      46,698
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Georgia (1.2%):
  2,400     Canton County, Housing Authority,
              Multi-Family Revenue, Canterbury
              Ridge Apartments Project, 5.30%,
              3/1/18, Callable 3/1/08 @ 102,
              FNMA................................  $  2,438
    785     De Kalb County, Housing Authority
              Revenue, 6.40%, 5/1/05, Callable
              5/1/04 @ 100........................       824
  5,000     De Kalb County, Housing Authority
              Revenue, Multi-Family Housing,
              7.05%, 1/1/39, Callable 1/1/08 @
              104, FHA............................     5,636
    490     De Kalb County, Housing Authority
              Revenue, Single Family Housing, AMT,
              7.65%, 6/1/18, Callable 6/1/04 @
              100, GNMA...........................       522
  1,765     Fulton County, Housing Authority
              Revenue, Multi-Family Housing,
              Series A, AMT, 6.30%, 7/1/16,
              Callable 7/1/06 @ 102...............     1,887
                                                    --------
                                                      11,307
                                                    --------
Idaho (1.1%):
  1,000     Housing & Financial Assistance,
              Housing Revenue, 5.25%, 1/1/21,
              Callable 1/1/09 @ 102, FHA..........       997
  1,085     Housing & Financial Assistance,
              Housing Revenue, 5.30%, 7/1/25,
              Callable 1/1/09 @ 102, FHA..........     1,082
  1,075     Housing & Financial Assistance, Single
              Family Mortgage Revenue, Series
              97E-2, AMT, 5.95%, 7/1/14, Callable
              1/1/07 @ 101.5......................     1,139
  1,320     Housing & Financial Assistance, Single
              Family Mortgage Revenue, Series D,
              AMT, 6.45%, 7/1/14, Callable 1/1/06
              @ 102, FHA..........................     1,430
  1,920     Housing & Financial Assistance, Single
              Family Mortgage Revenue, Series H,
              AMT, 6.05%, 7/1/14, Callable 1/1/07
              @ 102, FHA..........................     2,049
    195     Housing Agency, Single Family Mortgage
              Revenue, AMT, 6.30%, 7/1/24,
              Callable 1/1/03 @ 102...............       202
  1,520     Power County, PCR, 5.63%, 10/1/14.....     1,553
  1,250     Student Loan Marketing Association
              Revenue, Series C, AMT, 5.15%,
              4/1/03..............................     1,273
                                                    --------
                                                       9,725
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois (5.9%):
  5,890     Addison, Alton Electric Public
              Improvements Revenue, Sub Series 1,
              0.00%, 7/1/11, Callable 7/1/04 @
              62..................................  $  2,830
 12,410     Aurora, Fox Valley Apartments, 5.30%,
              11/1/27, Callable 11/1/05 @ 101.....    12,793
    250     Aurora, Single Family Mortgage Revenue
              Refunding, Series B, AMT, 8.05%,
              9/1/25, Callable 9/1/04 @ 105.......       285
  1,820     Bolingbrook Mortgage Revenue, Capital
              Appreciation, Sub Series 1, 0.00%,
              1/1/11, Callable 1/1/00 @ 48.60.....       765
  1,140     Chicago, Residential Mortgage Revenue,
              0.00%, 10/1/09, MBIA................       548
  3,750     Chicago, Single Family Mortgage
              Revenue, Series C1, AMT, 6.30%,
              9/1/29, Callable 9/1/08 @ 105, FNMA/
              GNMA................................     4,132
  1,315     Chicago, Single Family Mortgage
              Revenue, AMT, 7.63%, 9/1/27,
              Callable 6/15/06 @ 105, GNMA........     1,511
  1,890     Chicago, Single Family Mortgage
              Revenue, AMT, 6.95%, 9/1/28,
              Callable 9/1/07 @ 105, AMBAC........     2,147
  1,900     Chicago, Single Family Mortgage
              Revenue, Series 97-A, AMT, 7.25%,
              9/1/28, Callable 9/1/07 @ 105,
              GNMA................................     2,167
  3,355     Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 7.00%,
              9/1/27, Callable 3/1/06 @ 105.......     3,761
  7,250     Chicago, Single Family Mortgage
              Revenue, Series A-1, AMT, 6.45%,
              9/1/29, Callable 9/1/08 @ 105, GNMA/
              FNMA/FHLMC..........................     8,054
    695     Clay County, Hospital Revenue, 5.70%,
              12/1/18, Callable 12/1/08 @ 102.....       695
  1,070     Clay County, Hospital Revenue, 5.90%,
              12/1/28, Callable 12/1/08 @ 102.....     1,078
  2,265     Cook County, High School District
              #200, Oak Park, GO, 0.00%, 12/1/12,
              FSA.................................     1,163
    570     Danville, Single Family Mortgage
              Revenue Refunding, 7.30%, 11/1/10,
              Callable 11/1/03 @ 102..............       610
  3,530     Freeport, Single Family Mortgage
              Revenue, 0.00%, 8/1/10, Callable
              10/1/01 @ 49........................     1,397
  2,000     Health Facilities Authority Revenue,
              Victory Health Services, Series A,
              5.38%, 8/15/16, Callable 8/15/07 @
              101.................................     2,041

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
    730     Housing Development Authority,
              Residential Mortgage Revenue, Series
              A, AMT, 7.35%, 8/1/10, Callable
              8/1/01 @ 102........................  $    768
  4,685     Moline, Mortgage Revenue, Capital
              Appreciation, Sub Series 1, 0.00%,
              5/1/11, Callable 5/1/05 @ 65........     1,958
    720     Quincy, Single Family Mortgage Revenue
              Refunding, 6.88%, 3/1/10, Callable
              3/1/04 @ 102........................       770
  8,400     Regency Park, Development Revenue,
              0.00%, 7/15/25......................     1,955
    315     Rock Island, Residential Mortgage
              Revenue Refunding, 7.70%, 9/1/08,
              Callable 9/1/02 @ 102...............       337
  2,500     Winnebago County, School District
              #122, 0.00%, 1/1/16, FSA............     1,062
  3,500     Winnebago County, School District
              #122, 0.00%, 1/1/17, FSA............     1,401
                                                    --------
                                                      54,228
                                                    --------
Indiana (1.1%):
    420     Elkhart, Multi-Family Housing Revenue,
              5.25%, 5/20/18, Callable 5/20/08 @
              103, GNMA...........................       420
  1,960     Elkhart, Multi-Family Housing Revenue,
              5.35%, 5/20/30, Callable 5/20/08 @
              103, GNMA...........................     1,960
  3,500     State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series A-2, AMT, 6.45%, 7/1/14,
              Callable 7/1/05 @ 102, FHA..........     3,765
    585     State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series B-2, AMT, 7.80%, 1/1/22,
              Callable 7/1/00 @ 102, GNMA.........       613
  3,130     State Toll Finance Authority, Toll
              Road Revenue, 6.00%, 7/1/15,
              Callable 7/1/99 @ 100...............     3,136
                                                    --------
                                                       9,894
                                                    --------
Iowa (0.7%):
    505     Davenport, Home Ownership Mortgage
              Revenue Refunding, 7.90%, 3/1/10,
              Callable 9/1/04 @ 102...............       542
    800     Finance Authority, Multi-Family
              Mortgage Revenue, AMT, 7.15%,
              12/1/09.............................       879

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Iowa, continued:
  8,930     Finance Authority, Single Family
              Mortgage Revenue, 0.00%, 9/1/16,
              AMBAC...............................  $  1,248
    475     Finance Authority, Single Family
              Mortgage Revenue, AMT, 7.90%,
              11/1/22, Callable 11/1/99 @ 102,
              GNMA................................       495
  2,285     Finance Authority, Single Family
              Mortgage Revenue, Mortgage Backed
              Securities Program, Series C, 6.40%,
              7/1/19, Callable 1/1/05 @ 102,
              GNMA................................     2,444
    850     Salix, PCR, Gas & Electric Project,
              5.75%, 6/1/03, Callable 6/1/99 @
              100.................................       861
                                                    --------
                                                       6,469
                                                    --------
Kansas (2.7%):
    190     Finney County, Single Family Mortgage
              Revenue, 8.95%, 10/1/09, Callable
              10/1/99 @ 100.......................       191
    585     Ford County, Single Family Mortgage
              Revenue, 7.90%, 8/1/10, Callable
              8/1/02 @ 103, FHA...................       630
  1,645     Johnson County, Single Family Mortgage
              Revenue, 7.10%, 5/1/12, Callable
              5/1/04 @ 103........................     1,798
    360     Labette County, Single Family Mortgage
              Revenue, Series A, 8.40%, 12/1/11,
              Callable 6/1/03 @ 103...............       387
    225     Olathe & Labette County, Single Family
              Mortgage Revenue, Series AI, AMT,
              8.10%, 8/1/23, Callable 2/1/05 @
              105.................................       254
  2,505     Olathe County, Multi-Family Housing
              Project, Series A, 5.75%, 7/1/12,
              Callable 7/1/07 @ 101...............     2,598
  1,005     Olathe County, Multi-Family Housing,
              Project B, AMT, 5.80%, 7/1/12,
              Callable 7/1/07 @ 101...............     1,041
  2,400     Reno & Labette County, Single Family
              Mortgage Revenue, Series A, EMT,
              0.00%, 12/1/15, FGIC................     1,036
    375     Reno County, Single Family Mortgage
              Revenue, Series B, 8.70%, 9/1/11,
              Callable 9/1/01 @ 103...............       407
  2,500     Sedgwick & Shawnee County, Series A-1,
              AMT, 5.50%, 6/1/29, GNMA............     2,797
    350     Sedgwick & Shawnee County, Single
              Family Mortgage Revenue, Series B,
              8.05%, 5/1/14, GNMA.................       392

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
    295     Sedgwick & Shawnee County, Single
              Family Mortgage Revenue, Series B-2,
              7.80%, 5/1/14, Callable 11/1/04 @
              103.................................  $    325
    470     Sedgwick & Shawnee County, Single
              Family Mortgage Revenue, Series C-2,
              7.80%, 11/1/24, Callable 11/1/04 @
              105, GNMA...........................       527
  5,000     Sedgwick & Shawnee County, Single
              Family Revenue, Series Prog-A1,
              5.50%, 12/1/22, Callable 6/1/08 @
              105, GNMA...........................     5,547
 24,185     Sedgwick & Shawnee County, Single
              Family Revenue, Series Prog-A1,
              0.00%, 12/1/29, Callable 8/1/08 @
              31.704, GNMA........................     4,444
  1,725     Sedgwick County, Mortgage Loan
              Revenue, Series B, AMT, 7.80%,
              6/1/22, Callable 6/1/00 @ 103,
              AMBAC...............................     1,813
  1,755     Shawnee County, Single Family Mortgage
              Revenue, 0.00%, 10/1/16, Callable
              10/1/01 @ 23, MBIA..................       297
    735     Wichita, Single Family Mortgage
              Revenue, Series A, 7.10%, 9/1/09,
              Callable 3/1/03 @ 103...............       784
                                                    --------
                                                      25,268
                                                    --------
Kentucky (0.4%):
    375     Housing Corp. Revenue, Series D, AMT,
              6.13%, 7/1/22, Callable 7/1/04 @
              102.................................       389
  1,700     Jefferson County, Multi-Family
              Revenue, 5.65%, 8/20/34, Callable
              8/20/08 @ 102, GNMA.................     1,771
  1,450     Meade County, PCR, Olin Corp. Project,
              6.00%, 7/1/07, Callable 7/1/99 @
              100.................................     1,461
                                                    --------
                                                       3,621
                                                    --------
Louisiana (2.9%):
    900     Calcasieu Parish, Single Family
              Mortgage Revenue, Series 92 B,
              0.00%, 5/1/13, Callable 11/1/02 @
              49..................................       344
  1,390     Greater Baton Rouge Parking Authority,
              Sales & Use Tax, 6.38%, 7/1/03,
              Callable 7/1/99 @ 100...............     1,393
  2,000     Housing Finance Agency Revenue, Single
              Family Home Owner, Series B-2, AMT,
              6.20%, 12/1/29, FNMA/GNMA...........     2,175

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
  2,235     Housing Finance Agency, Series B-2,
              AMT, 6.75%, 12/1/28, Callable 6/1/07
              @ 102, GNMA.........................  $  2,459
  1,895     Housing Finance Agency, Single Family
              Mortgage Revenue, 6.65%, 6/1/15,
              Callable 12/1/07 @ 104, GNMA/FNMA...     2,118
    715     Iberia Home Mortgage Authority, Single
              Family Mortgage Revenue Refunding,
              7.38%, 1/1/11, Callable 1/1/01 @
              100.................................       775
  5,000     New Orleans, 0.00%, 9/1/14, AMBAC.....     2,342
  8,500     Public Facilities Authority Revenue,
              8.00%, 11/1/05, Callable 11/1/99 @
              100.................................     8,266
     62     Public Facilities Authority, Single
              Family Mortgage Revenue, 7.50%,
              10/1/15, Callable 6/1/05 @ 100......        67
    978     Public Facilities Authority, Single
              Family Mortgage Revenue, Series C,
              8.45%, 12/1/12, Callable 10/1/01 @
              101, FHA............................     1,042
     70     St. Mary Public Finance Authority,
              Single Family Mortgage Revenue,
              Series A, 7.63%, 3/25/12............        79
  5,975     St. Tammany Public Trust Financing
              Authority Revenue, Christwood
              Project, 5.70%, 11/15/18, Callable
              11/15/08 @ 102......................     5,832
                                                    --------
                                                      26,892
                                                    --------
Maine (0.8%):
  1,750     State Housing Authority, AMT, 6.10%,
              11/15/16, Callable 11/15/06 @ 102...     1,856
    810     State Housing Authority, Housing
              Finance Revenue, Series I, AMT,
              0.00%, 11/1/10, Callable 11/1/06 @
              80.2................................       456
    535     State Housing Authority, Housing
              Finance Revenue, Series I, AMT,
              0.00%, 11/1/11, Callable 11/1/06 @
              75.3................................       281
  5,000     State Housing Authority, Mortgage
              Revenue, Series D2, AMT, 5.80%,
              11/15/16, Callable 9/1/07 @ 101.5...     5,239
                                                    --------
                                                       7,832
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Maryland (0.4%):
  1,140     Baltimore County, Mortgage Revenue,
              Series A, 0.00%, 9/1/24, Callable
              9/1/07 @ 40.552.....................  $    278
  1,240     Community Development, Multi-Family
              Housing Revenue, Series E, AMT,
              6.85%, 5/15/25, Callable 5/15/04 @
              102, GNMA...........................     1,344
  8,375     Prince Georges County, Housing
              Authority Revenue, Foxglenn
              Apartments, Series A, AMT, 0.00%,
              5/20/22, Callable 5/20/00 @ 28.73,
              GNMA................................     2,262
                                                    --------
                                                       3,884
                                                    --------
Massachusetts (2.2%):
  3,370     Boston Industrial Development, North
              End Community, Series A, 6.45%,
              2/1/24, Callable 8/1/07 @ 105,
              FHA.................................     3,752
    390     Boston, Revenue, 5.95%, 10/1/18,
              Callable 10/1/08 @ 105, FHA.........       421
  3,200     Boston, Revenue, 6.13%, 10/1/31,
              Callable 10/1/08 @ 105, FHA.........     3,469
  2,185     Dartmouth, Housing Development Corp.,
              Crossroads Apartments, Series A,
              5.45%, 7/1/24, Callable 7/1/03 @
              100, MBIA...........................     2,227
  1,000     State Health & Educational Revenue,
              5.25%, 11/15/18, Callable 11/15/08 @
              101, ACA............................       990
  1,020     State Housing Finance Agency, Single
              Family Mortgage Revenue, AMT, 7.13%,
              6/1/25, Callable 6/1/02 @ 102.......     1,092
  1,590     State Industrial Finance Agency
              Revenue, University Commons, 6.55%,
              8/1/18, Callable 2/1/08 @ 105,
              FHA.................................     1,783
  3,720     State Industrial Finance Agency
              Revenue, University Commons, 6.65%,
              8/1/38, Callable 2/1/08 @ 105,
              FHA.................................     4,169
  2,000     State Industrial Pollution Control,
              5.88%, 8/1/08, Callable 8/1/03 @
              102.................................     2,072
                                                    --------
                                                      19,975
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan (1.0%):
  7,000     Detroit Development, Series A, 5.38%,
              5/1/18, Callable 5/1/07 @ 101.5.....  $  7,200
  1,000     State Building, Series I, 5.10%,
              10/1/07, Callable 10/1/03 @ 102,
              AMBAC...............................     1,054
  1,340     State Housing Development Authority,
              Home Improvement, Series B, AMT,
              7.65%, 12/1/12, Callable 12/1/99 @
              102, FHA............................     1,388
                                                    --------
                                                       9,642
                                                    --------
Minnesota (0.3%):
  1,395     Dakota County, Housing & Redevelopment
              Authority, Multi-Family Management
              Revenue, 7.38%, 12/1/29, Callable
              12/1/04 @ 102, GNMA.................     1,538
  2,950     Minneapolis Mortgage Revenue, 0.00%,
              10/1/12, Callable 10/1/05 @ 100.....     1,260
                                                    --------
                                                       2,798
                                                    --------
Mississippi (1.5%):
  1,000     Higher Education Assistance Corp.,
              Student Loan Revenue, AMT, 6.60%,
              1/1/05, Callable 7/1/02 @ 102.......     1,059
  1,440     Higher Education Assistance Corp.,
              Student Loan Revenue, Series 92-C,
              AMT, 6.50%, 7/1/04, Callable 7/1/02
              @ 102...............................     1,564
    710     Higher Education Assistance Corp.,
              Student Loan Revenue, Series C, AMT,
              6.05%, 9/1/07, Callable 9/1/02 @
              102.................................       744
  3,705     Home Corp., Single Family Mortgage
              Revenue, Class 7, Series B, AMT,
              5.25%, 6/1/30, Callable 6/1/08 @
              105,FNMA/GNMA.......................     4,006
    975     Home Corp., Single Family Mortgage
              Revenue, AMT, 7.10%, 12/1/10,
              Callable 12/1/04 @ 103..............     1,011
  1,740     Home Corp., Single Family Mortgage
              Revenue, Series B, AMT, 7.90%,
              3/1/25, Callable 3/1/05 @ 106,
              GNMA................................     1,957
  1,985     Home Corp., Single Family Mortgage
              Revenue, Series F, AMT, 7.55%,
              12/1/27, Callable 12/1/06 @ 105,
              FNMA/GNMA...........................     2,271
  1,070     Housing Finance Corp., Single Family
              Mortgage Revenue, AMT, 8.25%,
              10/15/18, Callable 10/15/99 @ 102,
              FGIC................................     1,113
                                                    --------
                                                      13,725
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Missouri (2.3%):
    620     Grandview, Industrial Development
              Authority, Multi-Family Housing
              Revenue, 9.25%, 5/15/08, Callable
              5/15/04 @ 103.......................  $    620
  1,000     Jefferson City, School District,
              Series A, 6.70%, 3/1/11.............     1,222
  3,080     Kansas City, Industrial Development
              Authority, Multi-Family, 5.60%,
              9/20/23, Callable 3/20/06 @ 101,
              GNMA................................     3,144
  1,750     Kansas City, Industrial Development
              Authority, Multi-Family, 6.25%,
              4/1/30, Callable 4/1/08 @ 102.......     1,778
  1,500     St. Louis County, Industrial
              Development Authority, Multi-Family,
              5.35%, 7/1/18, Callable 1/1/08 @
              100, FNMA...........................     1,529
  1,290     State Housing Development, Common
              Mortgage Revenue, Single Family,
              AMT, 7.38%, 8/1/23, Callable 2/1/01
              @ 102, GNMA.........................     1,358
    890     State Housing Development, Common
              Mortgage Revenue, Single Family,
              AMT, 7.25%, 9/1/26, Callable 3/1/06
              @ 105, GNMA.........................     1,007
  1,865     State Housing Development, Common
              Mortgage Revenue, Single Family,
              Series A, AMT, 7.20%, 9/1/26,
              Callable 9/1/06 @ 105, GNMA.........     2,115
  1,735     State Housing Development, Common
              Mortgage Revenue, Single Family,
              Series D, AMT, 7.10%, 9/1/27,
              Callable 1/1/07 @ 102, GNMA.........     1,911
  1,320     State Housing Development, Community
              Mortgage Single Family, Revenue,
              Series D-2, AMT, 6.30%, 3/1/29,
              Callable 9/1/08 @ 105, FNMA/GNMA....     1,464
  5,000     State Housing Development, Community
              Revenue, 0.00%, 3/1/29, Callable
              9/1/08 @ 32.88, FNMA/GNMA...........       961
  2,750     State Housing Development,
              Multi-Family Mortgage Revenue, AMT,
              5.30%, 12/1/18, Callable 6/1/08 @
              100, MBIA...........................     2,791
  1,100     State Housing Development, Single
              Family Mortgage Revenue, Series B-2,
              6.40%, 3/1/29, Callable 3/1/08 @
              105,GNMA/FNMA.......................     1,224
                                                    --------
                                                      21,124
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Montana (0.6%):
  1,530     Greenwood Plaza Housing, Inc., 10.43%,
              1/1/22, Callable 7/1/99 @ 102,
              FHA.................................  $  1,580
  3,500     State Higher Education Student
              Assistance Revenue, 5.50%, 12/1/31,
              Callable 12/1/08 @ 101..............     3,514
                                                    --------
                                                       5,094
                                                    --------
Nebraska (0.1%):
    575     Finance Authority, Single Family
              Mortgage Revenue, 0.00%, 12/15/13,
              FHA.................................       131
    200     Finance Authority, Single Family
              Mortgage Revenue, AMT, 6.35%,
              3/15/06, Callable 9/15/02 @ 102.....       210
    860     Woolworth Housing Development
              Corporation, Revenue, 5.35%, 7/1/21,
              MBIA................................       860
                                                    --------
                                                       1,201
                                                    --------
Nevada (1.8%):
  1,825     Housing Division, Issue C, AMT, 6.35%,
              10/1/13, Callable 4/1/05 @ 102,
              FHA.................................     1,955
  1,465     Housing Division, Single Family
              Mortgage Revenue, Series C, AMT,
              6.60%, 4/1/14, Callable 4/1/06 @
              102.................................     1,573
    430     Housing Division, Single Family
              Program, Series B-1, 6.20%, 10/1/15,
              Callable 4/1/04 @ 102...............       454
    965     Housing Division, Single Family
              Program, Series B-2, AMT, 7.90%,
              10/1/21, Callable 4/1/00 @ 102......     1,003
    880     Housing Finance Authority, Single
              Family Mortgage Revenue, Series Sub
              B-1, AMT, 6.00%, 4/1/10, Callable
              4/1/07 @ 102........................       936
 10,000     Washoe County, Water Facilities
              Revenue, Sierra Pacific Power, AMT,
              6.65%, 6/1/17, Callable 12/1/02 @
              102, MBIA...........................    10,987
                                                    --------
                                                      16,908
                                                    --------
New Hampshire (0.8%):
  7,000     Higher Educational & Health
              Facilities, 6.13%, 10/1/13, Callable
              10/1/03 @ 102.......................     7,277
                                                    --------
New Jersey (0.1%):
    935     State Housing & Mortgage Finance
              Agency, Revenue, 7.38%, 10/1/17,
              Callable 10/1/99 @ 102, MBIA........       970
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 New Mexico (1.7%):
  1,000     Educational Assistance Foundation,
              Student Loan Program, AMT, 6.20%,
              11/1/08, Callable 11/1/06 @ 102.....  $  1,101
    600     Educational Assistance Foundation,
              Student Loan Program, AMT, 6.30%,
              11/1/09, Callable 11/1/06 @ 102.....       663
    490     Hobbs, Single Family Mortgage Revenue
              Refunding, 8.75%, 7/1/11, Callable
              7/1/02 @ 103........................       544
    145     Las Cruces, Housing Development Corp.,
              Multi-Family Mortgage Revenue,
              9.00%, 10/1/03......................       150
  1,140     Las Cruces, Housing Development Corp.,
              Multi-Family Mortgage Revenue,
              6.40%, 10/1/19, Callable 4/1/02 @
              102.................................     1,201
  1,000     Mortgage Finance Authority, Revenue,
              Series G-3, 5.20%, 7/1/17, Callable
              7/1/07 @ 102........................     1,016
    350     Mortgage Finance Authority, Single
              Family Mortgage Refunding, Series
              A-2, 6.85%, 7/1/12, Callable 7/1/02
              @ 102...............................       372
  1,485     Mortgage Finance Authority, Single
              Family Mortgage Refunding, Series
              A-2, 6.90%, 7/1/24, Callable 7/1/02
              @ 102...............................     1,577
  2,790     Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series A-2,
              AMT, 6.00%, 1/1/29, Callable 1/1/08
              @ 102, FNMA/GNMA/FHLMC..............     2,999
  1,000     Mortgage Finance Authority, Single
              Family Revenue, AMT, 6.05%, 7/1/16,
              Callable 7/1/07 @ 102, GNMA.........     1,064
    695     Mortgage Finance Authority, Single
              Family Revenue, Series 95, AMT,
              6.45%, 7/1/25, Callable 1/1/06 @
              102, GNMA...........................       729
  2,105     Santa Fe Civic Housing Authority Inc.,
              Multi-Family Revenue, AMT, 5.35%,
              8/1/19, Callable 8/1/08 @ 100,
              FSA.................................     2,136
  2,055     Santa Fe Civic Housing Authority Inc.,
              Multi-Family Revenue, AMT, 5.45%,
              8/1/24, Callable 8/1/08 @ 100,
              FSA.................................     2,086
                                                    --------
                                                      15,638
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York (0.6%):
  2,300     New York City, Industrial Development
              Agency Revenue, Japan Airlines, AMT,
              6.00%, 11/1/15, Callable 11/1/04 @
              102, FHA............................  $  2,465
  3,000     New York, Series A, 5.25%, 8/1/10,
              Callable 8/1/07 @ 101...............     3,185
                                                    --------
                                                       5,650
                                                    --------
North Carolina (0.5%):
  2,155     Eastern Municipal Power Agency
              Revenue, Series A, 6.00%, 1/1/26,
              Callable 1/1/99 @ 100...............     2,155
  2,000     Haywood County, Industrial Facilities
              & Pollution, 6.25%, 9/1/25, Callable
              9/1/05 @ 102........................     2,124
    295     Municipal Power Agency #1, Catawba
              Electric Revenue, 6.00%, 1/1/20,
              Callable 1/1/00 @ 100, MBIA.........       296
    430     Municipal Power Agency #1, Catawba
              Electric Revenue, Series B, 6.00%,
              1/1/20, Callable 1/1/99 @ 100.......       431
                                                    --------
                                                       5,006
                                                    --------
North Dakota (0.5%):
  1,520     State Housing Finance Agency, Housing
              Finance Program Revenue, Series A,
              AMT, 6.00%, 7/1/17, Callable 1/1/07
              @ 102...............................     1,614
    365     State Housing Finance Agency, Single
              Family Mortgage Revenue, Series 95A,
              AMT, 7.40%, 7/1/15, Callable 1/1/05
              @ 102...............................       392
    825     State Housing Finance Agency, Single
              Family Mortgage Revenue, Series A,
              AMT, 8.38%, 7/1/21, Callable 7/1/99
              @ 103, FHA..........................       856
  1,280     State Municipal Financing Project
              Series H, 5.13%, 6/1/17, Callable
              6/1/07 @ 100, FSA...................     1,299
    300     Student Loan, Series D, AMT, 6.15%,
              7/1/09, Callable 7/1/06 @ 100,
              AMBAC...............................       326
                                                    --------
                                                       4,487
                                                    --------
Ohio (4.6%):
  4,500     Akron, Municipal Baseball Stadium,
              0.00%, 12/1/16, Callable 12/1/06 @
              102.................................     4,342
     75     Capital Corp., Multi-Family Housing
              Revenue, 7.45%, 11/1/03, Callable
              11/1/99 @ 103, FNMA.................        78

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,000     Dayton, Special Facilities Revenue,
              Emery Air Freight Corp., 6.05%,
              10/1/09.............................  $  1,081
    650     East Liverpool, Hospital Authority,
              Series 91B, 8.13%, 10/1/11, Callable
              10/1/01 @ 102.......................       707
  1,600     Forest Hills, Local School District,
              GO, 6.25%, 12/1/20, Callable 12/1/06
              @ 102, MBIA.........................     1,823
  2,435     Franklin County, Mortgage Revenue,
              AMT, 5.80%, 12/20/28, Callable
              12/20/08 @ 105, GNMA................     2,534
  2,470     Franklin County, Multi-Family Revenue,
              6.40%, 11/1/35, Callable 11/1/08 @
              102.................................     2,476
  1,325     Housing Financial Agency, Single
              Family Mortgage Revenue, Series D,
              7.00%, 9/1/11, GNMA.................     1,403
    830     Housing Financial Agency, Single
              Family Mortgage Revenue, Series D,
              7.05%, 9/1/16, Callable 9/1/01 @
              102, GNMA...........................       878
  2,430     Lucas County, Multi-Family Revenue,
              5.20%, 11/1/18, Callable 11/1/08 @
              102, LOC: Keybank...................     2,443
 10,000     Lucas County, Southbridge Square,
              Multi-Family Housing Revenue, 6.75%,
              7/1/30..............................     9,999
  5,250     Mahoning District Water Revenue,
              7.75%, 5/15/14, Callable 5/15/04 @
              102.................................     5,884
  1,000     Montgomery County, Hospital Revenue,
              5.60%, 12/1/11, Callable 12/1/07 @
              102.................................       968
  3,000     Scioto County Marine Terminal, Norfolk
              Southern Corp. Project Revenue,
              5.30%, 8/15/13, Callable 5/19/06 @
              102.................................     3,051
  2,500     State Educational Loan Revenue, Series
              A-1, AMT, 5.55%, 12/1/11, Callable
              6/1/07 @ 102, AMBAC.................     2,653
  1,200     Westlake, City School District, 5.90%,
              12/1/16, Callable 12/1/06 @ 102.....     1,317
    500     Wyoming, City School District, 5.25%,
              12/1/22, Callable 12/1/08 @ 102.....       502
                                                    --------
                                                      42,139
                                                    --------
Oklahoma (2.3%):
  1,000     Development Finance Authority, 5.45%,
              7/1/10, Callable 7/1/05 @ 101,
              FSA.................................     1,072
  9,285     Grand River Dam Authority, Revenue,
              5.00%, 6/1/12, Callable 6/1/99 @
              100.................................     9,288
    390     Grand River Dam Authority, Revenue,
              5.00%, 6/1/12, Callable 6/1/99 @
              100, MBIA...........................       390

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oklahoma, continued:
  5,000     Housing Finance Agency, Revenue,
              0.00%, 3/1/29, Callable 9/1/08 @
              34.046..............................  $  1,012
 16,105     Housing Finance Agency, Single Family
              Mortgage Revenue, Capital
              Appreciation Homeowner B-1, 0.00%,
              3/1/29, Callable 9/1/08 @ 33.373....     3,142
  2,730     Housing Finance Agency, Single Family
              Mortgage Revenue, AMT, 7.05%,
              9/1/26, Callable 9/1/06 @ 105.......     3,067
  2,810     Housing Finance Agency, Single Family
              Mortgage Revenue, Series B-2A,
              7.63%, 9/1/26, Callable 3/1/06 @
              105.................................     3,153
    500     Tulsa Metropolitan Water, Series A,
              5.50%, 11/1/03......................       535
                                                    --------
                                                      21,659
                                                    --------
Oregon (1.0%):
    720     Eugene, Trojan Nuclear Project
              Revenue, 5.90%, 9/1/09, Callable
              9/1/99 @ 100........................       749
  2,170     Marion County, Housing Authority,
              Revenue, Elliott Residence, 7.50%,
              10/20/37, Callable 10/20/06 @ 105,
              GNMA................................     2,553
  1,435     Portland, Housing Authority,
              Multi-Family Housing Revenue, AMT,
              5.50%, 12/1/21, Callable 12/1/08 @
              100, GTY............................     1,431
  1,660     Portland, Housing Authority,
              Multi-Family Housing Revenue, AMT,
              5.50%, 12/1/21, Callable 12/1/08 @
              100, GTY............................     1,656
  1,545     Portland, Housing Authority,
              Multi-Family Housing Revenue, AMT,
              6.13%, 5/1/17, Callable 5/1/00 @
              100.................................     1,633
  1,055     State Housing & Community Services,
              Single Family Mortgage Revenue,
              Series 92G, AMT, 6.80%, 7/1/27,
              Callable 11/18/02 @ 102.............     1,118
                                                    --------
                                                       9,140
                                                    --------
Pennsylvania (1.7%):
  1,225     Allegheny County, Residential Finance
              Authority, Multi-Family Revenue,
              Green Meadows A, 5.13%, 10/20/18,
              Callable 10/20/09 @ 102, GNMA.......     1,221
  1,115     Allegheny County, Residential Finance
              Authority, Revenue, Landmark
              Project, Series A, 5.10%, 1/20/19,
              Callable 1/20/08 @ 102, GNMA........     1,120

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania, continued:
  1,680     Allegheny County, Residential Finance
              Authority, Multi-Family Revenue,
              Green Meadows A, 5.13%, 10/20/23,
              Callable 10/20/09 @ 102, GNMA.......  $  1,662
 11,000     Housing & Finance Agency, Revenue,
              AMT, 0.00%, 4/1/30, Callable 10/1/08
              @ 31.46.............................     2,039
  1,280     Housing & Finance Agency, Single
              Family Mortgage, AMT, 6.75%,
              10/1/08, Callable 10/1/05 @ 102.....     1,501
  2,730     Northeastern Hospital Revenue, 5.00%,
              10/1/18, Callable 10/1/08 @ 100,
              MBIA................................     2,699
  2,550     Philadelphia, Gas Works Revenue,
              Series A, 6.38%, 7/1/14, Callable
              7/1/03 @ 102........................     2,796
  1,380     Pittsburgh, Urban Redevelopment
              Authority, Mortgage Revenue, Series
              A, AMT, 8.35%, 10/1/14, Callable
              4/1/99 @ 102........................     1,416
    705     Pittsburgh, Urban Redevelopment
              Authority, Mortgage Revenue, Sidney
              Square, Project A, AMT, 6.10%,
              9/1/10, Callable 9/1/06 @ 102.......       761
  1,515     Shaler Area School District, Series B,
              0.00%, 11/15/11.....................       840
                                                    --------
                                                      16,055
                                                    --------
Rhode Island (1.1%):
  2,630     Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, AMT,
              6.15%, 4/1/17, Callable 10/1/06 @
              102.................................     2,802
    500     Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, Series
              15-B, 6.00%, 10/1/04, Callable
              4/1/04 @ 102, MBIA..................       531
  1,000     Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, Series
              3-A, 7.85%, 10/1/16, Callable
              10/1/00 @ 102.......................     1,051
    360     Housing & Mortgage Financial Corp.,
              Home Ownership Opportunity, Series
              C-1, AMT, 6.80%, 10/1/23, Callable
              10/1/01 @ 102.......................       378
  5,710     State Health & Education Building,
              Revenue, 9.50%, 7/1/16, Callable
              7/1/99 @ 100........................     5,737
                                                    --------
                                                      10,499
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
South Carolina (2.4%):
  4,580     Jobs, Economic Development Authority,
              Revenue, 5.00%, 11/1/23, Callable
              5/1/08 @ 101, AMBAC.................  $  4,500
  3,000     Piedmont, Municipal Power Agency,
              Electric Revenue Refunding, Series
              A, 6.60%, 1/1/21, Callable 1/1/99 @
              100.................................     3,005
  6,975     Piedmont, Municipal Power Agency,
              Electric Revenue, Series A, 6.55%,
              1/1/16, Callable 1/1/99 @ 100.......     6,987
  3,655     Piedmont, Municipal Power Agency,
              Electric Revenue, Series A, 5.75%,
              1/1/24, Callable 1/1/99 @ 100.......     3,657
  1,000     Resource Authority, Local Government
              Program Revenue, Series A, 7.25%,
              6/1/20, Callable 6/1/00 @ 102.......     1,053
  2,850     Spartanburg Waterworks Revenue, 5.25%,
              6/1/23, Callable 6/1/14 @ 100,
              FGIC................................     2,924
                                                    --------
                                                      22,126
                                                    --------
South Dakota (0.7%):
  4,750     Education Loans Incorporated, Student
              Loan Revenue, 5.60%, 6/1/20,
              Callable 6/1/08 @ 102, GSL..........     4,835
    400     Housing Development Authority,
              Homeowner Mortgage, Series D1, AMT,
              6.80%, 5/1/12, Callable 5/1/03 @
              102.................................       430
  1,370     Housing Development Authority,
              Revenue, AMT, 5.40%, 5/1/20,
              Callable 5/1/08 @ 102...............     1,395
                                                    --------
                                                       6,660
                                                    --------
Tennessee (1.3%):
    910     Bristol, Multi-Family Home Revenue,
              Shelby Heights Project, Series 97,
              6.10%, 3/1/12, Callable 3/1/07 @
              101.................................       970
  5,000     Dickson, Health & Educational
              Facilities Board, Multi-Family
              Revenue, 6.75%, 12/1/38.............     5,009
  2,000     Housing Development Agency,
              Homeownership Program, AMT, 7.38%,
              7/1/23, Callable 7/1/01 @ 102.......     2,106
    825     Housing Development Agency,
              Homeownership Program, Series P,
              7.70%, 7/1/16, Callable 7/1/00 @
              103.................................       863
    665     Housing Development Agency,
              Homeownership Program, Series V,
              AMT, 7.65%, 7/1/22, Callable 7/1/01
              @ 102...............................       694

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
    665     La Follette, Housing Development
              Corp., Mortgage Revenue Refunding,
              Series A, 6.25%, 1/1/16, Callable
              7/1/05 @ 102, MBIA..................  $    720
    380     La Follette, Housing Development
              Corp., Mortgage Revenue Refunding,
              Series A, 6.37%, 1/1/20, Callable
              7/1/05 @ 102, MBIA..................       413
  1,269     Memphis, Health, Educational & Housing
              Revenue Refunding, 7.37%, 1/20/27,
              Callable 1/20/02 @ 103, GNMA........     1,378
                                                    --------
                                                      12,153
                                                    --------
Texas (9.0%):
  1,295     Beaumont, Housing Finance Corp.,
              Single Family Mortgage Revenue
              Refunding, 9.20%, 3/1/12, Callable
              9/1/01 @ 103........................     1,438
  1,765     Bexar County, Housing Finance Corp.,
              Residential Revenue, GO, 0.00%,
              3/1/15, Callable 1/1/99 @ 35.2......       641
  2,500     Central Housing Finance Corp., Single
              Family Mortgage Revenue, Series A,
              EMT, 0.00%, 9/1/16..................     1,031
  1,845     Cleburne Capital Appreciation, GO,
              0.00%, 2/15/16, Callable 2/15/08 @
              64.29, FSA..........................       744
  3,735     Dallas -- Fort Worth, Regulation
              Airport Revenue, 6.10%, 11/1/07,
              Callable 11/1/99 @ 100..............     3,743
  3,000     Dallas County, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              0.00%, 1/1/17, FGIC.................       526
    485     El Paso, Housing Finance Corp., Single
              Family Mortgage Revenue Refunding,
              Series A, AMT, 8.75%, 10/1/11,
              Callable 10/1/00 @ 100, FHA.........       535
    425     El Paso, Housing Finance Corp., Single
              Family Mortgage Revenue, AMT, 8.20%,
              3/1/21, Callable 3/1/99 @ 103.......       439
  2,785     Fort Worth, Housing Finance Corp.,
              Home Mortgage Revenue Refunding,
              Series A, 8.50%, 10/1/11, Callable
              10/1/00 @ 100.......................     2,988
  1,145     Galveston, Property Finance Authority,
              Single Family Mortgage Revenue
              Refunding, Series A, 8.50%, 9/1/11,
              Callable 9/1/01 @ 103...............     1,234
  2,365     Houston, Housing Financial Corp.,
              Single Family Mortgage Revenue
              Refunding, Series B-2, 0.00%,
              6/1/14, Callable 12/1/06 @ 58.......       753

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
  2,500     Houston, Single Family Mortgage
              Revenue, Series B-1, 8.00%, 6/1/14,
              Callable 12/1/06 @ 102..............  $  2,705
    740     Laredo, Housing Finance Corp., Single
              Family Mortgage Revenue, AMT, 6.20%,
              10/1/19, Callable 4/1/04 @ 103,
              GNMA................................       773
  4,935     Leander, Independent School District,
              GO, 0.00%, 8/15/15, Callable 8/15/06
              @ 61.635, PSFG......................     2,077
  5,270     Leander, Independent School District,
              GO, 0.00%, 8/15/17, Callable 8/15/06
              @ 54.937, PSFG......................     1,962
  5,000     Lewisville, Combination Contract
              Revenue, 5.80%, 9/1/25, Callable
              9/1/13 @ 100, ACA...................     5,203
  1,560     Lewisville, Housing Finance,
              Multi-Family Mortgage Revenue, AMT,
              5.50%, 6/1/17, Callable 12/1/07 @
              100, FSA............................     1,604
    500     Lewisville, Independent School
              District, 5.25%, 8/15/06, Callable
              8/15/04 @ 100, PSFG.................       528
    600     Lubbock, Housing Finance Corp., Single
              Family Mortgage Revenue, 8.00%,
              12/1/20, Callable 1/1/99 @ 100,
              GNMA................................       601
    915     Lufkin, Health Facilities Development
              Corp., Health Systems Revenue
              Refunding, 6.50%, 2/15/06...........       987
  1,045     Municipal Power Agency, 0.00%,
              9/1/08..............................       687
  9,000     Nueces County, Port Corpus Christi
              Authority, Pollution Control
              Revenue, AMT, 6.88%, 4/1/17,
              Callable 4/1/02 @ 102...............     9,758
  8,100     Red River Authority, Pollution Control
              Revenue, AMT, 6.88%, 4/1/17,
              Callable 4/1/02 @ 102...............     8,782
  8,630     Richardson, Independent School
              District, Series A, GO, 0.00%,
              2/15/06.............................     6,383
  4,580     Richardson, Independent School
              District, Series A, GO, 0.00%,
              2/15/07.............................     3,232
  5,565     Rockwall, Independent School District,
              GO, 0.00%, 8/15/13, Callable 8/15/09
              @ 81.341, PSFG......................     2,684
  1,565     Rockwall, Independent School District,
              GO, 0.00%, 8/15/14, Callable 8/15/09
              @ 76.873, PSFG......................       708
  7,260     Rockwall, Independent School District,
              GO, 0.00%, 8/15/15, Callable 8/15/09
              @ 72.721, PSFG......................     3,083

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
  6,060     Rockwall, Independent School District,
              GO, 0.00%, 8/15/16, Callable 8/15/09
              @ 68.726, PSFG......................  $  2,419
  2,000     Rockwall, Independent School District,
              GO, 0.00%, 8/15/17, Callable 8/15/09
              @ 64.888, PSFG......................       750
  1,500     San Antonio, Hotel Occupancy, 5.30%,
              8/15/08, Callable 8/15/06 @ 102,
              FGIC................................     1,621
  2,000     San Antonio, Hotel Occupancy Revenue,
              0.00%, 8/15/17, FGIC................       780
  1,555     Southeast Housing Finance Corp.,
              Residual Revenue, Series A, ETM,
              0.00%, 11/1/14......................       640
  1,500     State Department of Housing &
              Community Affairs, Multi-Family
              Housing Revenue, Series A, 6.30%,
              1/1/16, Callable 1/1/07 @ 102.......     1,621
    510     State Department of Housing &
              Community Affairs, Multi-Family
              Revenue, Series A, 5.90%, 7/1/06....       532
  7,835     State Department of Housing &
              Community Affairs, Single Family
              Revenue Refunding, Series A, 0.00%,
              3/1/15, Callable 9/1/04 @ 49.53.....     2,647
  5,000     State Turnpike Authority, Dallas
              Northway Revenue, 5.00%, 1/1/16,
              Callable 1/1/06 @ 102, MBIA.........     5,031
    410     State Veterans Housing Assistance,
              AMT, 6.05%, 12/1/12, Callable
              12/1/02 @ 102.......................       423
     50     Travis County, Housing Finance Corp.,
              Single Family Mortgage Revenue
              Refunding, Series A, 6.25%, 4/1/19,
              Callable 4/1/99 @ 100, GNMA.........        53
  1,100     Winter Garden Housing Finance Corp.,
              Single Family Mortgage Revenue, AMT,
              6.20%, 10/1/19, Callable 4/1/99 @
              100, GNMA...........................     1,146
                                                    --------
                                                      83,492
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Utah (0.5%):
    990     State Housing Finance Agency, Single
              Family Mortgage, AMT, 5.95%, 7/1/09,
              Callable 1/1/07 @ 102, FHA..........  $  1,036
  1,060     State Housing Finance Agency, Single
              Family Mortgage, AMT, 6.25%, 7/1/14,
              Callable 1/1/07 @ 102, FHA..........     1,132
  2,105     State Housing Finance Agency, Single
              Family Mortgage, Issue A-1, 6.00%,
              7/1/14, Callable 1/1/07 @ 102,
              FHA.................................     2,236
                                                    --------
                                                       4,404
                                                    --------
Virginia (1.7%):
  1,065     Alexandria, Redevelopment & Housing
              Authority, Multi-Family Revenue,
              5.45%, 7/1/18, Callable 1/1/06 @
              102.................................     1,062
  1,170     Arlington County, Industrial
              Development Authority, Revenue,
              Whitefield, Series A, 5.50%, 7/1/25,
              Callable 7/1/00 @ 100, MBIA.........     1,174
  5,500     Fairfax County, Water Authority,
              Revenue, 6.00%, 4/1/22, Callable
              4/1/07 @ 102........................     6,134
  7,100     Pocahontas Parkway Association,
              Revenue, 0.00%, 8/15/17, Callable
              8/15/08 @ 61.238, ACA...............     2,595
    500     State Housing Development, Series H,
              5.60%, 11/1/06, Callable 5/1/05 @
              102.................................       530
  3,690     Suffolk, Redevelopment & Housing
              Authority, Multi-Family Housing
              Revenue, Oxford Project, 6.10%,
              4/1/26, Callable 10/1/08 @ 101......     3,724
    735     Virginia Beach Development Authority,
              Multi-Family Housing Revenue, 2nd
              Mortgage, Series B, 8.75%, 1/15/09,
              Callable 7/15/99 @ 100..............       736
                                                    --------
                                                      15,955
                                                    --------
Washington (4.5%):
  2,000     Bellinghan, Housing Authority,
              Revenue, 5.20%, 11/1/27, Callable
              11/1/08 @ 100, MBIA.................     2,001
  3,000     Chelan Public Utilities, Series D,
              AMT, 6.35%, 7/1/28, Callable 7/1/07
              @ 102, MBIA.........................     3,360
  2,530     King County, Housing Authority,
              Revenue, 5.50%, 10/1/29, Callable
              10/1/09 @ 100, ACA..................     2,560
    670     King County, Housing Authority, Rural
              Preservation Project, AMT, 5.60%,
              1/1/18, Callable 1/1/08 @ 100.......       677

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
    800     King County, Housing Authority, Rural
              Preservation Project, AMT, 5.75%,
              1/1/28, Callable 1/1/08 @ 100.......  $    808
  5,265     Pierce County, Housing Authority,
              Revenue, 5.65%, 12/1/18, Callable
              12/1/08 @ 100.......................     5,397
  6,970     Pierce County, Housing Authority,
              Revenue, 5.80%, 12/1/23, Callable
              12/1/08 @ 100.......................     7,145
  2,390     Spokane, Housing Authority, Revenue,
              Cheney Care Center, Series A, 6.35%,
              8/20/39, Callable 5/20/09 @ 105,
              GNMA................................     2,644
  1,000     Spokane, Housing Authority, Revenue,
              Valley 206 Apartments, Junior Lien
              B, 5.75%, 4/1/28, LOC: Washington
              Trust Bank..........................     1,013
  1,025     Spokane, Housing Authority, Revenue,
              Valley 206 Apartments, Senior Lien
              A, 5.40%, 4/1/18, Callable 4/1/08 @
              100.................................     1,021
  2,600     Spokane, Housing Authority, Revenue,
              Valley 206 Apartments, Senior Lien
              A, 5.63%, 4/1/28, Callable 4/1/08 @
              100.................................     2,602
  3,500     State Housing, Community Revenue,
              Crista Ministries, Series A, 5.35%,
              7/1/14, Callable 7/1/08 @ 100, LOC:
              U.S Bank............................     3,555
  1,000     State Housing, Multi-Family Mortgage,
              5.95%, 7/1/20, Callable 1/1/08 @
              103, GNMA...........................     1,072
  2,000     State Housing, Multi-Family Mortgage
              Revenue, 6.00%, 7/1/30, Callable
              1/1/08 @ 103, GNMA..................     2,143
  1,950     State Public Power Supply, 0.00%,
              7/1/15..............................       845
  2,750     State Public Power Supply, Nuclear
              Project No. 2, Revenue Refunding,
              Series B, 5.63%, 7/1/12, Callable
              7/1/03 @ 102, FSA...................     2,945
  2,000     Vancouver, Housing Authority, Revenue,
              Pooled Housing, Series A, 5.40%,
              3/1/18, Callable 3/1/08 @ 100.......     2,035
                                                    --------
                                                      41,823
                                                    --------
West Virginia (1.5%):
  1,000     Charleston, Community Parking
              Facilities Revenue, 0.00%,
              12/1/20.............................       267
  1,595     Charleston, Community Parking
              Facilities Revenue, 0.00%,
              12/1/21.............................       400

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
  1,630     Charleston, Community Parking
              Facilities Revenue, 0.00%,
              12/1/22.............................  $    385
  1,665     Charleston, Community Parking
              Facilities Revenue, 0.00%,
              12/1/23.............................       368
  3,175     Charleston, Community Parking
              Facilities, Sub-C, 0.00%, 12/1/26...       584
  8,370     Kanawha-Putnam County, Single Family
              Mortgage, Series A, ETM, 0.00%,
              12/1/16, AMBAC......................     3,467
  2,600     Monongalia County, Series A, 6.00%,
              11/15/27, Callable 11/15/02 @ 102...     2,617
    990     State Housing Development Fund,
              Housing Finance, AMT, 7.20%,
              11/1/20, Callable 5/1/02 @ 102,
              FHA.................................     1,032
  2,785     Various Forty Four Municipalities,
              Single Family Mortgage, Series A,
              5.20%, 8/1/17, Callable 8/1/07 @
              102.................................     2,863
 10,800     Various Forty Four Municipalities,
              Single Family Mortgage, Series B,
              0.00%, 8/1/30, Callable 8/1/07 @
              26.78...............................     1,827
                                                    --------
                                                      13,810
                                                    --------
Wisconsin (0.4%):
    315     Housing & Economic Development, Home
              Ownership Revenue, AMT, 8.00%,
              3/1/21, Callable 9/1/00 @ 102,
              FHA.................................       323
  2,600     State Health & Educational Revenue,
              5.00%, 8/15/18, Callable 8/15/08 @
              101.................................     2,525
    440     State, Series A, 7.50%, 1/1/15,
              Callable 1/1/00 @ 100...............       444
    345     State, Series A, AMT, 7.50%, 1/1/21,
              Callable 7/1/00 @ 100...............       345
                                                    --------
                                                       3,637
                                                    --------
Wyoming (0.3%):
  1,550     Community Development Authority,
              Revenue, Series 4, AMT, 5.70%,
              6/1/17, Callable 8/1/07 @ 102.......     1,619
    500     Community Development Authority,
              Series E, 5.70%, 6/1/13, Callable
              12/1/03 @ 102, FHA..................       516
    210     Community Development Authority,
              Single Family Mortgage, Series A,
              6.88%, 6/1/14, Callable 6/1/01 @
              102, FHA............................       219
                                                    --------
                                                       2,354
                                                    --------
  Total Municipal Bonds                              885,734
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
DAILY DEMAND NOTES (0.2%):
California (0.1%):
    600     Los Angeles Airports Improvement
              Corp., American Airlines/LA
              International, Revenue, Series A,
              4.85%, 12/1/24*.....................  $    600
                                                    --------
Delaware (0.1%):
    900     State Economic Development Authority,
              Revenue, AMT, 4.95%, 10/1/29*.......       900
                                                    --------
  Total Daily Demand Notes                            1,5000
                                                    --------
MONTHLY DEMAND NOTES (1.7%):
California (0.1%):
  1,000     Chela Financial Inc., Student Loan,
              AMT, 3.66%, 6/1/31, GSL*............     1,000
                                                    --------
Florida (0.8%):
  7,000     Educational Loan Marketing Corp.,
              Series A, 4.00%, 12/1/18*...........     7,000
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MONTHLY DEMAND NOTES, CONTINUED:
Illinois (0.6%):
  5,700     Health Facilities Authority, Revenue,
              3.95%, 12/1/15*.....................  $  5,700
                                                    --------
  2,150     Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 3.80%,
              2/1/32*.............................     2,150
                                                    --------
  Total Monthly Demand Notes                          15,850
                                                    --------
INVESTMENT COMPANIES (1.0%):
    260     Blackrock Investment Quality Municipal
              Fund................................     4,144
    360     Nuveen Premium Income Municipal Fund..     5,422
     36     Provident Municipal Cash Fund.........        36
                                                    --------
  Total Investment Companies                           9,602
                                                    --------
Total (Cost $884,952) (a)                           $912,686
                                                    ========

------------

Percentages indicated are based on net assets of $924,465.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized of securities as follows (amounts in thousands):

Unrealized appreciation.....................................    $28,590
Unrealized depreciation.....................................       (856)
                                                                -------
Net unrealized appreciation.................................    $27,734
                                                                =======

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

ACA      Insured by American Capital Access
AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
BIG      Insured by Bond Insurance Guarantee
ETM      Escrowed to Maturity
FGIC     Insured by Federal Guarantee Insurance Corp.
FHA      Insured by Federal Housing Administration
FNMA     Insured by Federal National Mortgage Association
FSA      Insured by Federal Security Assurance
GNMA     Insured by Government National Mortgage Association
GO       General Obligation
GSL      Guaranteed Student Loan
MBIA     Insured by Municipal Bond Insurance Association
PCR      Pollution Control Revenue
PSFG     Permanent School Fund Guarantee
VA       Veterans Administration

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 MUNICIPAL BONDS (99.0%):
Arizona (0.9%):
  1,950     Maricopa County, Industrial
              Development, Single Family Mortgage
              Revenue, 0.00%, 12/31/14, ETM.......  $    906
  1,000     Tucson & Pima County, Single Family
              Mortgage Revenue, 0.00%, 12/1/14,
              ETM.................................       466
                                                    --------
                                                       1,372
                                                    --------
California (1.0%):
  1,990     San Marcos, Public Facilities Revenue,
              0.00%, 3/1/14, ETM..................       951
  1,500     San Marcos, Public Facilities Revenue,
              0.00%, 9/1/19, ETM..................       522
                                                    --------
                                                       1,473
                                                    --------
Colorado (0.6%):
  2,000     El Paso County, Single Family Mortgage
              Revenue, 0.00%, 9/1/15, ETM.........       871
                                                    --------
Kansas (1.8%):
  1,600     Kansas City, Single Family Mortgage
              Revenue, Series 1983 A, 0.00%,
              12/1/14, ETM........................       735
  3,225     Labette County, Single Family Mortgage
              Revenue, 0.00%, 12/1/14, ETM........     1,481
  1,000     Saline County, Single Family Mortgage
              Revenue, Series 1983 A, 0.00%,
              12/1/15, ETM........................       430
                                                    --------
                                                       2,646
                                                    --------
Kentucky (91.7%):
    225     Ashland Utility Revenue, 6.65%,
              4/1/04..............................       231
  1,500     Berea College Utility Revenue, AMT,
              5.90%, 6/1/17, Callable 6/1/07 @
              102.................................     1,623
    200     Boone County, Certificates of
              Participation, Public Golf, 6.35%,
              11/15/02............................       219
    200     Boone County, Certificates of
              Participation, Public Golf, 6.40%,
              11/15/03, Callable 11/15/02 @ 102...       223
    250     Boone County, School District Finance
              Corp., School Building Revenue,
              6.70%, 9/1/06, Prerefunded 9/1/01 @
              103.................................       276
    310     Boone County, School District Finance
              Corp., School Building Revenue,
              7.10%, 8/1/07, Prerefunded 8/1/00 @
              103.................................       336
  1,000     Boone County, School District Finance
              Corp., School Building Revenue,
              6.70%, 9/1/07, Prerefunded 9/1/01 @
              103.................................     1,105

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
    395     Boone County, School District Finance
              Corp., School Building Revenue,
              7.10%, 8/1/08, Prerefunded 8/1/00 @
              103.................................  $    428
  1,000     Bowling Green-Warren County, Hospital
              Facilities Revenue, 5.00%, 4/1/17,
              Callable 4/1/08 @ 101, FSA..........       994
    240     Campbell & Kenton Counties, Sanitation
              District #1, Sanitation District
              Revenue, 6.38%, 8/1/03, ETM.........       256
    525     Campbell & Kenton Counties, Sanitation
              District #1, Sanitation District
              Revenue, 7.13%, 8/1/05, ETM.........       585
    415     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/09, Callable
              6/1/02 @ 102........................       454
    445     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/10, Callable
              6/1/02 @ 102........................       486
    325     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/11, Callable
              6/1/02 @ 102........................       355
    510     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/12, Callable
              6/1/02 @ 102........................       557
    345     Danville, Hospital Revenue, Esphraim
              McDowell Region, 6.40%, 4/1/00,
              FGIC................................       358
    100     Danville, Multi-City Lease Revenue,
              Metro Sewer District, 6.35%, 2/1/02,
              Prerefunded 2/1/01 @ 102, MBIA......       108
    225     Danville, Multi-City Lease Revenue,
              Metro Sewer District, 6.50%, 2/1/04,
              Prerefunded 2/1/01 @ 102, MBIA......       243
    500     Daviess County, Hospital Revenue,
              Owensboro-Daviess County, 6.00%,
              8/1/04, Callable 8/1/02 @ 102,
              MBIA................................       541
  4,500     Development Finance Authority,
              Hospital Revenue, Elizabeth, Med-A,
              6.00%, 11/1/10, Callable 11/1/01 @
              100, FGIC...........................     4,749
    250     Eastern Kentucky University, Revenues
              Construction, Educational Buildings,
              Series 0, 6.70%, 5/1/07, Prerefunded
              5/1/01 @ 102, AMBAC.................       272
  1,000     Economic Development Financial
              Authority, Hospital Revenue,
              Catholic Health Initiatives
              Hospital, 5.38%, 12/1/11, Callable
              6/1/08 @ 101........................     1,068

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
  1,000     Economic Development Financial
              Authority Medical Center Revenue,
              5.00%, 2/1/12, Callable 2/1/08 @
              102, FSA............................  $  1,024
  2,000     Economic Development Financial
              Authority Hospital Revenue, Catholic
              Health, 5.00%, 12/1/18, Callable
              6/1/08 @ 101........................     1,971
    655     Fayette County, School District
              Finance Corp., School Building
              Revenue, 6.00%, 5/1/02, Callable
              5/1/00 @ 102........................       689
  1,000     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 1/1/17, Callable
              1/1/07 @ 102........................     1,050
  1,255     Fayette County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.35%, 1/1/13,
              Callable 1/1/07 @ 102...............     1,330
    200     Hardin County, Water District #1,
              Waterworks Revenue, 6.70%, 9/1/05,
              Callable 3/1/01 @ 102...............       215
    140     Henderson Electric Light & Power
              Revenue, 5.70%, 3/1/03, Callable
              3/1/99 @ 100........................       140
  1,025     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue, Series
              C, 6.50%, 6/1/02, GSL...............     1,107
  1,500     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue, Series
              C, AMT, 5.45%, 6/1/03, GSL..........     1,581
  1,705     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue, Series
              D, AMT, 7.00%, 12/1/06, Callable
              12/1/01 @ 102, GSL..................     1,846
    500     Housing Corp. Revenue, Series A,
              5.40%, 1/1/05, Callable 7/1/03 @
              102, FHA, VA........................       531
    500     Housing Corp. Revenue, Series A,
              5.50%, 1/1/06, Callable 7/1/03 @
              102, FHA, VA........................       531
    500     Housing Corp. Revenue, Series A,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, FHA, VA........................       530
    760     Housing Corp. Revenue, Series A,
              7.40%, 1/1/10, Callable 7/1/00 @
              102, FHA, VA........................       801
    400     Housing Corp. Revenue, Series B,
              5.85%, 7/1/00, FHA, VA..............       410
    275     Housing Corp. Revenue, Series B,
              6.20%, 7/1/03, Callable 7/1/02 @
              102, FHA, VA........................       292
  1,745     Housing Corp. Revenue, Series D,
              5.80%, 7/1/13, Callable 7/1/06 @
              102.................................     1,877

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
     30     Infrastructure Authority Revenue,
              Government Agencies Program Revenue,
              6.00%, 8/1/11, Prerefunded 8/1/01 @
              100.................................  $     32
     80     Infrastructure Authority Revenue,
              Government Agencies Program Revenue,
              6.00%, 8/19/11, Callable 8/1/01 @
              100.................................        84
    410     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 5.25%, 8/1/04, Callable
              8/1/03 @ 102........................       436
    500     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 5.40%, 8/1/06, Callable
              8/1/03 @ 102........................       534
    500     Infrastructure Authority Revenue,
              Governmental Agencies Program
              Revenue, 5.75%, 8/1/13, Callable
              8/1/03 @ 102........................       537
  1,000     Infrastructure Authority Revenue,
              Revolving Fund Program, Series E,
              6.40%, 6/1/04, Callable 6/1/01 @
              102.................................     1,077
    710     Infrastructure Authority Revenue,
              Revolving Fund Program, Series E,
              6.50%, 6/1/05, Callable 6/1/01 @
              102.................................       764
    250     Infrastructure Authority Revenue,
              Revolving Fund Program, Series G,
              6.10%, 6/1/02.......................       269
    250     Interlocal School Transportation
              Assoc., Equipment Lease Revenue,
              6.00%, 3/1/01.......................       262
    405     Interlocal School Transportation
              Assoc., Equipment Lease Revenue,
              6.00%, 3/1/02.......................       432
  2,000     Jefferson County Health Systems
              Revenue, Alliant Hospital, 5.13%,
              10/1/18, Callable 10/1/08 @ 101,
              MBIA................................     2,010
    700     Jefferson County Multi-Family Housing
              Revenue, Kentucky Towers, 5.00%,
              8/20/18, Callable 8/20/08 @ 102,
              GNMA................................       700
    135     Jefferson County, Capital Projects,
              7.70%, 6/1/01, ETM..................       148
    725     Jefferson County, Capital Projects
              Revenue, Series A, 6.10%, 8/15/07,
              Callable 2/15/03 @ 102..............       794
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/10,
              Callable 4/1/06 @ 102, AMBAC........     1,090

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/11,
              Callable 4/1/06 @ 102, AMBAC........  $  1,083
    500     Jefferson County, Capital Projects,
              First Mortgage Revenue, 6.38%,
              12/1/07, ETM........................       565
  1,500     Jefferson County, Health Facilities
              Revenue, Alliant Hospital, 5.00%,
              10/1/13, Callable 10/1/07 @ 101,
              MBIA................................     1,522
    500     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.05%, 5/1/02,
              AMBAC...............................       536
  1,000     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.10%, 5/1/03,
              Callable 5/1/02 @ 102, AMBAC........     1,089
    300     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.20%, 5/1/04,
              Callable 5/1/02 @ 102, AMBAC........       327
    500     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.38%, 5/1/08,
              Callable 5/1/02 @ 102, AMBAC........       548
    930     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 5.65%, 1/1/10,
              Callable 1/1/07 @ 102...............     1,015
  1,500     Jefferson County, Health Facilities
              Revenue, University Medical Center,
              5.50%, 7/1/17, Callable 7/1/07 @
              101, MBIA...........................     1,580
  2,000     Jefferson County, Hospital Revenue,
              Alliant Hospital Systems, 6.20%,
              10/1/04, Prerefunded 10/1/02 @ 102,
              MBIA................................     2,196
    550     Jefferson County, Pollution Control
              Revenue, Louisville Gas & Electric
              Co., 7.45%, 6/15/15, Callable
              6/15/00 @ 102.......................       585
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 6.00%, 1/1/04, Callable
              7/1/02 @ 102, MBIA..................     1,087
    625     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 7.15%, 9/1/04, Prerefunded
              9/1/00 @ 103........................       681
    675     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 7.20%, 9/1/05, Prerefunded
              9/1/00 @ 103........................       736

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
  1,430     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 7/1/07, Callable
              7/1/05 @ 102, MBIA..................  $  1,541
  2,315     Junction City, College Revenue, Centre
              College Project, 5.70%, 4/1/12,
              Callable 4/1/07 @ 102...............     2,555
    500     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.10%, 3/1/04, Callable 3/1/02 @
              101, FSA............................       534
  1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.20%, 3/1/05, Callable 3/1/02 @
              101, FSA............................     1,068
    500     Kenton County, Airport Revenue,
              International, Series B, AMT, 5.75%,
              3/1/07, Callable 3/1/03 @ 102,
              FSA.................................       536
    500     Kenton County, Airport Revenue,
              International, Series B, AMT, 5.75%,
              3/1/08, Callable 3/1/03 @ 102,
              FSA.................................       536
    200     Kenton County, School District Finance
              Corp., School Building Revenue,
              6.30%, 12/1/00, ETM.................       211
    100     Kenton County, School District Finance
              Corp., School Building Revenue,
              6.50%, 12/1/02, Prerefunded 12/1/01
              @ 102...............................       110
    325     Kenton County, School District Finance
              Corp., School Building Revenue,
              5.25%, 7/1/07, Callable 7/1/03 @
              102.................................       345
    495     Kenton County, Water District,
              Waterworks Revenue, District #001,
              6.30%, 2/1/02, FGIC.................       533
  1,015     Kenton County, Water District,
              Waterworks Revenue, District #001,
              6.38%, 2/1/04, Callable 2/1/02 @
              103, FGIC...........................     1,117
    210     Lexington-Fayette Urban County
              Government, Economic Development
              Revenue, 7.54%, 12/1/03.............       216
    335     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Capital Projects Mortgage Revenue,
              6.20%, 4/1/05, Prerefunded 4/1/02 @
              102.................................       367
    355     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Capital Projects Mortgage Revenue,
              6.30%, 4/1/06, Prerefunded 4/1/02 @
              102.................................       390

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
    380     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Capital Projects Mortgage Revenue,
              6.40%, 4/1/07, Prerefunded 4/1/02 @
              102.................................  $    418
    405     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Capital Projects Mortgage Revenue,
              6.40%, 4/1/08, Prerefunded 4/1/02 @
              102.................................       446
    425     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Capital Projects Mortgage Revenue,
              6.40%, 4/1/09, Prerefunded 4/1/02 @
              102.................................       468
    425     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Greenspace Project Revenue, 6.75%,
              12/1/05, Prerefunded 12/1/00 @
              102.................................       460
    240     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Greenspace Project Revenue, 6.75%,
              12/1/07, Prerefunded 12/1/00 @
              102.................................       260
    350     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Mortgage Revenue, 6.70%, 2/1/02,
              Prerefunded 2/1/00 @ 102............       370
    210     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Mortgage Revenue, 6.88%, 2/1/06,
              Prerefunded 2/1/00 @ 102............       222
    430     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Mortgage Revenue, 6.75%, 7/1/07,
              Prerefunded 7/1/00 @ 102............       460
    500     Lexington-Fayette Urban County
              Government, Public Facilities Corp.,
              Sewer System Revenue, 6.35%, 7/1/07,
              Callable 7/1/02 @ 102, MBIA.........       549
    935     Lexington-Fayette Urban County
              Government, Revenue, University of
              Kentucky Alumni Assoc., Inc., 6.50%,
              11/1/07, Prerefunded 11/1/04 @ 102,
              MBIA................................     1,077
  1,500     Lexington-Fayette Urban County
              Government, Revenue, University of
              Kentucky Alumni Assoc., Inc., 5.00%,
              11/1/14, Callable 11/1/08 @ 102,
              MBIA................................     1,536

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
    625     Lexington-Fayette Urban County
              Government, School Building Revenue,
              7.00%, 6/1/04, Prerefunded 12/1/99 @
              103.................................  $    666
  1,930     Lexington-Fayette Urban County
              Government, Sewer System Revenue,
              6.35%, 7/1/09, Callable 7/1/02 @
              102, MBIA...........................     2,123
  1,065     Lexington-Fayette Urban County
              Revenue, 5.13%, 10/1/16, Callable
              7/15/08 @ 102, FSA..................     1,093
  1,500     Lexington-Fayette Urban County
              Revenue, 5.13%, 8/1/18, Callable
              8/1/08 @ 102, MBIA..................     1,517
  1,420     Louisville & Jefferson County, Airport
              Authority Revenue, AMT, 6.00%,
              7/1/10, Callable 7/1/07 @ 102,
              MBIA................................     1,599
    200     Louisville & Jefferson County,
              Metropolitan Sewer District, Sewer
              Revenue, 6.25%, 6/1/99, ETM.........       203
  1,375     Louisville & Jefferson County,
              Metropolitan Sewer District, Sewer
              Revenue, 5.00%, 5/15/13, Callable
              5/15/08 @ 101, FGIC.................     1,412
  1,000     Louisville & Jefferson County,
              Metropolitan Sewer District, Sewer
              Revenue, 5.00%, 5/15/14, Callable
              5/15/08 @ 101.......................     1,020
    825     Louisville & Jefferson County, Sewer &
              Drain System Revenue, 6.40%,
              5/15/08, Prerefunded 11/15/04 @ 102,
              AMBAC...............................       947
    205     Louisville Parking Authority Revenue,
              6.60%, 12/1/03, Prerefunded 6/1/01 @
              103.................................       225
    300     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.00%,
              4/1/05, Callable 4/1/99 @ 102.......       308
    295     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.15%,
              12/1/05, Prerefunded 12/1/02 @
              102.................................       326
    200     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.40%,
              12/1/07, Prerefunded 12/1/02 @
              102.................................       223
  1,000     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.40%, 11/15/04, Callable
              11/15/00 @ 102......................     1,046

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
    500     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.63%, 11/15/07, Callable
              11/15/00 @ 102......................  $    528
  1,540     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.75%, 11/15/09, Callable
              11/15/00 @ 102......................     1,629
  1,530     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.75%, 11/15/10, Callable
              11/15/00 @ 102......................     1,619
  1,000     Louisville, Series A, GO, 4.50%,
              12/1/12, Callable 6/1/09 @ 102......       996
  1,000     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.20%, 11/1/05, Callable 11/1/04 @
              102, MBIA...........................     1,127
  2,090     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.40%, 11/1/07, Callable 11/1/04 @
              102, MBIA...........................     2,377
    505     McCreary County, School District
              Finance Corp., School Building
              Revenue, 6.60%, 10/1/08, Callable
              10/1/01 @ 103.......................       558
    215     Mercer County, School District Finance
              Corp., School Building Revenue,
              6.38%, 12/1/07, Callable 12/1/01 @
              102.................................       237
    300     Morehead State University, Housing &
              Dining System Revenue, Series I,
              6.10%, 11/1/05, Callable 11/1/01 @
              102, AMBAC..........................       322
    200     Morehead State University, Housing &
              Dining System Revenue, Series M,
              6.30%, 11/1/08, Callable 11/1/01 @
              102, AMBAC..........................       217
    215     Muhlenberg County, School District
              Finance Corp., School Building
              Revenue, 5.85%, 8/1/09, Callable
              8/1/02 @ 102........................       232
    750     Muhlenberg County, School District
              Finance Corp., School Building
              Revenue, Second Series, 5.85%,
              8/1/10, Callable 8/1/02 @ 102.......       809
    240     Murray State University Revenues,
              Series G, Second Series, 5.60%,
              5/1/06, Callable 5/1/03 @ 102.......       257
    460     Murray State University Revenues,
              Series G, Second Series, 5.60%,
              5/1/07, Callable 5/1/03 @ 102.......       492

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
    530     Northern Kentucky University,
              Educational Buildings Revenue,
              6.10%, 5/1/06, Callable 5/1/02 @
              102, AMBAC..........................  $    576
    300     Owensboro, Electric Light & Power
              Revenue, 6.75%, 1/1/03, Callable
              1/1/99 @ 100, ETM...................       319
    205     Paducah Electric Plant Board Revenue,
              6.30%, 1/1/08, Callable 1/1/01 @
              102, AMBAC..........................       222
    300     Paducah Waterworks Revenue, 6.10%,
              7/1/00, MBIA........................       312
    300     Paducah Waterworks Revenue, 6.60%,
              7/1/05, Prerefunded 7/1/01 @ 102,
              MBIA................................       327
  1,085     Perry County, School District Finance
              Corp., School Building Revenue,
              6.25%, 7/1/09, Callable 7/1/02 @
              100.................................     1,193
    100     Richmond Water, Gas & Sewer Revenue,
              5.00%, 7/1/14, Callable 7/1/08 @
              102, MBIA...........................       102
    255     Richmond Water, Gas & Sewer Revenue,
              5.00%, 7/1/14, Callable 7/1/08 @
              102, MBIA...........................       261
    545     Shelby County, School District Finance
              Corp., School Building Revenue,
              6.10%, 9/1/02, Callable 9/1/01 @
              103.................................       587
    100     Shelby County, School District Finance
              Corp., School Building Revenue,
              6.25%, 9/1/03, Callable 9/1/01 @
              103.................................       108
    500     Shelby County, School District Finance
              Corp., School Building Revenue,
              6.50%, 9/1/05, Callable 9/1/01 @
              103.................................       545
    200     Shelby County, School District Finance
              Corp., School Building Revenue,
              6.50%, 9/1/07, Callable 9/1/01 @
              103.................................       218
  1,245     State Economic Development Finance
              Authority, Hospital Revenue,
              Southern Central Nursing Homes,
              6.00%, 7/1/27, Callable 1/1/08 @
              105, FHA, MBIA......................     1,355
    535     State Property & Buildings Commission
              Revenues, Project #26, 7.40%,
              6/1/00, Callable 12/1/99 @ 101......       547
  2,300     State Property & Buildings Commission
              Revenues, Project #50, 6.00%,
              2/1/10, Prerefunded 2/1/01 @ 100....     2,415
  1,475     State Property & Buildings Commission
              Revenues, Project #53, 6.25%,
              10/1/02, Callable 10/1/01 @ 102.....     1,598

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
  1,000     State Property & Buildings Commission
              Revenues, Project #54, 5.90%,
              9/1/07, Callable 9/1/02 @ 102.......  $  1,086
  1,000     State Property & Buildings Commission
              Revenues, Project #56, 5.70%,
              9/1/06, Callable 9/1/04 @ 102.......     1,095
  1,000     State Property & Buildings Commission
              Revenues, Project #56, 5.80%,
              9/1/07, Callable 9/1/04 @ 102.......     1,097
  1,000     State Property & Buildings Commission
              Revenues, Project #59, 5.30%,
              5/1/07, Callable 11/1/05 @ 102......     1,079
  1,000     State Property & Buildings Commission
              Revenues, Project #59, 5.38%,
              11/1/09, Callable 11/1/05 @ 102.....     1,069
    275     State Property & Buildings Commission
              Revenues, Toyota Corp., 6.40%,
              11/1/01.............................       295
    220     State Turnpike Authority, Economic
              Development, Recovery Road Revenue,
              6.13%, 7/1/07, ETM..................       239
    500     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 7.13%,
              5/15/01, Prerefunded 5/15/00 @
              101.5...............................       533
    750     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.70%,
              1/1/03..............................       802
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.20%,
              7/1/03, AMBAC.......................     1,058
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.40%,
              7/1/05, AMBAC.......................     1,082
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 7.38%,
              5/15/07, Prerefunded 5/15/00 @
              101.5...............................     1,069
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 6.50%,
              7/1/08, AMBAC.......................     1,177
  2,750     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/08, AMBAC.......................     3,039

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/09, AMBAC.......................  $  1,103
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 0.00%,
              1/1/10, FGIC........................       616
  2,600     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Callable 7/1/05 @ 102,
              AMBAC...............................     2,838
    500     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Callable 7/1/05 @ 102,
              AMBAC...............................       549
    500     State Turnpike Authority, Resource
              Recovery Revenue, 6.63%, 7/1/08,
              ETM.................................       558
  1,000     State Turnpike Authority, Resource
              Recovery Revenue, 1985 Series A,
              6.00%, 7/1/09, Callable 7/1/99 @
              100.................................     1,002
    200     State Turnpike Authority, Toll Road
              Revenue Refunding, 6.13%, 7/1/08,
              ETM.................................       218
  1,000     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, 6.60%, 5/1/01....     1,066
    535     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, 6.30%, 5/1/02,
              Callable 11/1/01 @ 102..............       576
    475     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, Southeast, 6.30%,
              5/1/05, Callable 11/1/01 @ 102......       516
  1,000     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.38%, 5/1/06,
              Callable 5/1/03 @ 102...............     1,068
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/07,
              Callable 5/1/03 @ 102...............       533
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/08,
              Callable 5/1/03 @ 102...............       532

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/09,
              Callable 5/1/03 @ 102...............  $    530
    330     Versailles County, Water & Sewer,
              6.30%, 12/1/09, Callable 12/1/01 @
              103.................................       360
    305     Warren County, Water District Revenue,
              7.13%, 1/1/03, Prerefunded 7/1/99 @
              103, MBIA...........................       320
    950     Winchester Utilities Revenue, 5.30%,
              7/1/09, Callable 7/1/03 @ 102.......     1,001
                                                    --------
                                                     133,335
                                                    --------
Louisiana (1.0%):
  3,000     Public Facilities Authority Revenue,
              Multi-Family, Series A, 0.00%,
              2/1/20, ETM.........................     1,042
  1,000     Public Facilities Authority Revenue,
              Series B, 0.00%, 12/1/19, ETM.......       351
                                                    --------
                                                       1,393
                                                    --------
Mississippi (0.6%):
  2,500     Home Corp., Single Family Mortgage
              Revenue, 0.00%, 9/15/16, Callable
              3/15/04 @ 41.70, ETM................       850
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico (1.1%):
  1,480     Puerto Rico Commonwealth, 0.00%,
              7/1/17, MBIA........................  $    609
  2,550     Puerto Rico Commonwealth, 0.00%,
              7/1/18, MBIA........................       998
                                                    --------
                                                       1,607
                                                    --------
Texas (0.3%):
  1,000     Central Housing Finance Corp., Single
              Family Mortgage Revenue, Series A,
              0.00%, 9/1/16, ETM, VA..............       412
                                                    --------
  Total Municipal Bonds                              143,959
                                                    --------
INVESTMENT COMPANIES (0.0%):
      0     The One Group Municipal Money Market
              Fund, Class I (b)...................         0
                                                    --------
  Total Investment Companies                               0
                                                    --------
Total (Cost $134,639) (a)                           $143,959
                                                    ========

------------

Percentages indicated are based on net assets of $145,445.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $9,387
                   Unrealized depreciation......................     (67)
                                                                  ------
                   Net unrealized appreciation..................  $9,320
                                                                  ======

(b) Rounds to less than $1,000

AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
ETM      Escrowed to Maturity
FGIC     Insured by Federal Guarantee Insurance Corp.
FHA      Insured by Federal Housing Administration
FNMA     Insured by Federal National Mortgage Association
FSA      Insured by Federal Security Assurance
GSL      Guaranteed Student Loans
MBIA     Insured by Municipal Bond Insurance Association
VA       Veterans Administration

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 MUNICIPAL BONDS (97.6%):
Colorado (1.1%):
  2,810     El Paso County, Single Family Mortgage
              Revenue, Series A, 0.00%, 5/1/15,
              ETM.................................  $  1,269
  2,350     Housing Finance Authority, Single
              Family Mortgage Revenue, 0.00%,
              9/1/14, ETM.........................     1,109
                                                    --------
                                                       2,378
                                                    --------
Kansas (0.5%):
  1,000     Kansas City, Single Family Mortgage
              Revenue, Series 1983 A, 0.00%,
              12/1/14, ETM........................       459
  1,390     Saline County, Single Family Mortgage
              Revenue, Series 1983 A, 0.00%,
              12/1/15, ETM........................       598
                                                    --------
                                                       1,057
                                                    --------
Massachusetts (0.5%):
    360     State GO, Series C, 6.75%, 8/1/09,
              Callable 8/1/01 @ 102, AMBAC........       393
    640     State GO, Series C, 6.75%, 8/1/09,
              Prerefunded 8/1/01 @ 102, AMBAC.....       702
                                                    --------
                                                       1,095
                                                    --------
Mississippi (0.5%):
  3,000     Home Corp., Single Family Mortgage
              Revenue, 0.00%, 9/15/16, Callable
              3/15/04 @ 41.70, ETM................     1,019
                                                    --------
Missouri (0.5%):
  1,000     State Health, Series AA, 6.40%,
              6/1/10, MBIA........................     1,183
                                                    --------
Ohio (93.2%):
  1,000     Adams County, School District, GO,
              5.45%, 12/1/08, Callable 12/1/05 @
              102, MBIA...........................     1,093
  1,045     Akron Sewer Systems, Sewer Revenue,
              5.30%, 12/1/05, MBIA................     1,129
  1,000     Akron Sewer Systems, Sewer Revenue,
              5.65%, 12/1/08, Callable 12/1/06 @
              101, MBIA...........................     1,108
  1,030     Akron Sewer Systems, Sewer Revenue,
              5.38%, 12/1/13, FGIC................     1,117
  1,000     Akron, Bath, Copley Ohio Hospital
              Revenue, 7.45%, 11/15/20,
              Prerefunded 11/15/00 @ 102, AMBAC...     1,093
  1,000     Allen County, Justice Center, GO,
              7.00%, 12/1/15, Prerefunded 12/1/01
              @ 101, AMBAC........................     1,103
  1,280     Belmont County, Health System Revenue,
              Ohio Regional Hospital, 5.25%,
              1/1/08, ACA.........................     1,346

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  3,000     Bexley School District, GO, 6.50%,
              12/1/16, Prerefunded 12/1/01 @
              102.................................  $  3,295
  1,000     Big Walnut School District, GO, 7.30%,
              6/1/15, Prerefunded 6/1/01 @ 102,
              AMBAC...............................     1,104
    250     Big Walnut School District, GO, 5.10%,
              12/1/15, Callable 12/1/07 @ 101,
              AMBAC...............................       259
    725     Bowling Green State University, 5.65%,
              6/1/11, Callable 6/1/06 @ 101,
              AMBAC...............................       793
  1,475     Butler County Hospital Facilities
              Revenue, 4.75%, 11/15/18, Callable
              11/15/08 @ 101......................     1,396
  1,000     Butler County, Hospital Facilities
              Revenue, 6.75%, 11/15/10, Callable
              11/15/01 @ 102, FGIC................     1,094
    750     Cincinnati, GO, 6.75%, 12/1/00........       797
  2,775     Clermont County Waterworks, Water
              Revenue, 6.63%, 12/1/15, Prerefunded
              12/1/01 @ 102, AMBAC................     3,058
  1,000     Cleveland Airport Systems Revenue,
              Series A, AMT, 5.13%, 1/1/13,
              Callable 1/1/08 @ 101, FSA..........     1,028
  4,500     Cleveland Public Power System, Power
              Revenue, 6.40%, 11/15/06,
              Prerefunded 11/15/04 @ 102, MBIA....     5,168
  3,000     Cleveland Public Power System, Power
              Revenue, 0.00%, 11/15/11, MBIA......     1,673
  1,000     Cleveland Public Power Systems, Power
              Revenue, 5.25%, 11/15/15, Callable
              11/15/08 @ 101, MBIA................     1,039
  1,000     Cleveland Stadium Project, 5.25%,
              11/15/12, Callable 11/15/07 @ 102,
              AMBAC...............................     1,054
  1,850     Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.25%, 1/1/06,
              Callable 1/1/02 @ 102, AMBAC........     2,010
    315     Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.50%, 1/1/11,
              Callable 1/1/02 @ 102, AMBAC........       344
  3,485     Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.50%, 1/1/11,
              Prerefunded 1/1/02 @ 102, AMBAC.....     3,832
  2,000     Cleveland Waterworks, Water Revenue,
              Series G, 5.50%, 1/1/13, MBIA.......     2,196
  1,500     Cleveland, Certificates of
              Participation, 5.25%, 11/15/13,
              Callable 11/15/07 @ 102, AMBAC......     1,568

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
    500     Cleveland, GO, 7.50%, 8/1/07,
              Prerefunded 2/1/03 @ 100, AMBAC.....  $    570
  1,000     Cleveland, GO, 6.38%, 7/1/12,
              Prerefunded 7/1/02 @ 102, MBIA......     1,106
  1,225     Columbus Municipal Airport No. 30-E-U,
              GO, 6.20%, 4/15/04, Callable 4/15/01
              @ 100...............................     1,293
  1,000     Columbus Sewer Improvements, GO,
              6.75%, 9/15/06, Callable 9/15/01 @
              100, ETM............................     1,082
  2,285     Columbus Waterworks Enlargement No.
              44, GO, 6.00%, 5/1/11, Prerefunded
              5/1/03 @ 102........................     2,526
  1,000     Columbus Waterworks Enlargement No.
              44, GO, 6.00%, 5/1/12, Prerefunded
              5/1/03 @ 102........................     1,105
  1,000     Columbus, GO, 6.40%, 1/1/07, Callable
              1/1/02 @ 102........................     1,094
  1,000     Columbus, GO, 5.00%, 6/15/12, Callable
              6/15/08 @ 101.......................     1,044
  1,620     Columbus, GO, 5.00%, 7/15/15, Callable
              7/15/08 @ 101.......................     1,655
  2,000     Columbus, GO, 5.00%, 6/15/16, Callable
              6/15/08 @ 101.......................     2,033
  2,000     Cuyahoga County, Health Care
              Facilities, Benjamin Rose Institute,
              5.50%, 12/1/17, Callable 12/1/08 @
              101.................................     1,991
  1,000     Cuyahoga County, Hospital Revenue,
              Metrohealth System, Series A, 5.13%,
              2/15/13, Callable 2/15/07 @ 102,
              MBIA................................     1,027
  1,000     Cuyahoga County, Hospital Revenue,
              Series A, 5.50%, 1/15/10, Callable
              1/15/06 @ 102, MBIA.................     1,078
  1,000     Cuyahoga County, Hospital Revenue,
              W.O. Walker Center, 5.25%, 1/1/13,
              Callable 7/1/08 @ 101, AMBAC........     1,053
  1,000     Cuyahoga County, Jail Facilities, GO,
              7.00%, 10/1/13, Prerefunded 10/1/01
              @ 102...............................     1,106
  1,500     Dayton Special Facilities Revenue,
              Emery Air Freight, 6.05%, 10/1/09...     1,622
  1,000     Delaware County, Library District, GO,
              7.25%, 11/1/10, Prerefunded 11/1/00
              @ 102...............................     1,089
  1,000     Delaware County, Sewer, GO, 5.60%,
              12/1/10, Callable 12/1/05 @ 101.....     1,092
  2,165     Dublin City School District, GO,
              0.00%, 12/1/09, MBIA................     1,348

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  2,150     Dublin City School District, GO,
              0.00%, 12/1/10, MBIA................  $  1,267
  1,650     Dublin City School District, GO,
              0.00%, 12/1/11, MBIA................       918
  1,185     Dublin City School District, GO,
              5.00%, 12/1/12, Callable 12/1/07 @
              101, MBIA...........................     1,226
  1,000     Fairfield County, Hospital Improvement
              Revenue, Lancaster-Fairfield
              Community Hospital, 7.10%, 6/15/21,
              Prerefunded 6/15/01 @ 102, MBIA.....     1,100
  2,000     Franklin County Revenue, 5.00%,
              10/1/16, Callable 10/1/08 @ 101.....     2,003
  1,500     Franklin County, Health Care
              Facilities Revenue, 5.50%, 11/1/16,
              Callable 11/1/02 @ 102..............     1,512
  1,000     Franklin County, Health Care
              Facilities Revenue, 5.50%, 7/1/17,
              Callable 7/1/08 @ 101...............       996
  1,290     Franklin County, Hospital Revenue,
              Children's Hospital, 5.65%, 11/1/08,
              Callable 11/1/06 @ 101..............     1,416
  1,065     Franklin County, Hospital Revenue,
              Children's Hospital, 5.75%, 11/1/09,
              Callable 11/1/06 @ 101..............     1,169
    800     Franklin County, Hospital Revenue,
              Children's Hospital, 5.80%, 11/1/10,
              Callable 11/1/06 @ 101..............       878
  2,000     Franklin County, Hospital Revenue,
              Children's Hospital Project, Series
              A, 6.50%, 5/1/07, Callable 11/1/02 @
              102.................................     2,215
  1,000     Franklin County, Hospital Revenue,
              Children's Hospital Project, Series
              A, 6.60%, 11/1/11, Callable 11/1/01
              @ 102...............................     1,098
  1,000     Franklin County, Hospital Revenue,
              Holy Cross Health, 7.65%, 6/1/10,
              Prerefunded 6/1/00 @ 102, AMBAC.....     1,079
  1,000     Franklin County, Hospital Revenue,
              Riverside United, Series B, 7.60%,
              5/15/20, Prerefunded 5/15/00 @
              102.................................     1,076
    445     Franklin County, Mortgage Revenue,
              AMT, 4.80%, 12/20/13, GNMA..........       437
  1,000     Greater Cleveland Regional
              Transportation Authority, GO, 5.60%,
              12/1/11, Callable 12/1/06 @ 101,
              FGIC................................     1,092
  1,600     Greene County, GO, 6.25%, 12/1/09,
              Callable 12/1/02 @ 102, AMBAC.......     1,767

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,000     Greene County, Water System Revenue,
              6.85%, 12/1/11, Callable 12/1/01 @
              102, AMBAC..........................  $  1,098
  1,000     Hamilton County, Health Care Facility
              Revenue, 5.13%, 10/1/18, Callable
              10/1/08 @ 101.......................       985
  3,000     Hamilton County, Ohio Sales Tax,
              5.00%, 12/1/18, Callable 6/1/08 @
              101, MBIA...........................     2,995
  1,500     Hamilton County, Building Improvement,
              Museum Center, GO, 6.50%, 12/1/09,
              Callable 12/1/01 @ 102..............     1,642
  1,500     Hamilton County, Economic Development,
              Housing Revenue, AMT, 5.50%, 1/1/12,
              Callable 1/1/07 @ 102, FNMA.........     1,566
  1,500     Hamilton County, Electric Systems
              Revenue, 6.13%, 10/15/08, Callable
              10/15/02 @ 102, FGIC................     1,643
  1,500     Hamilton County, Hospital Facilities
              Revenue, Bethesda Hospital, Series
              A, 6.25%, 1/1/12, Callable 1/1/03 @
              102.................................     1,634
  1,265     Hamilton County, Hospital Facilities
              Revenue, Christ Hospital, Series B,
              6.63%, 1/1/06, Prerefunded 1/1/01 @
              100, FGIC...........................     1,342
    380     Hamilton County, Sewer System Revenue,
              6.30%, 12/1/01, Prerefunded 6/1/01 @
              102.................................       411
  1,000     Hamilton Waterworks, Water Utility
              Improvement Revenue, Series A,
              6.40%, 10/15/07, Callable 10/15/01 @
              102, MBIA...........................     1,087
  1,625     Higher Education Facility Community
              Revenue, 5.00%, 10/1/18, Callable
              10/1/08 @ 101, MBIA.................     1,627
  1,000     Housing Finance Agency, Mortgage
              Revenue, AMT, 5.05%, 9/1/10,
              Callable 9/1/08 @ 101, GNMA.........     1,018
  1,000     Huron County, Correctional Facility,
              Issue I, GO, 5.70%, 12/1/11,
              Callable 12/1/07 @ 102, MBIA........     1,118
  1,000     Kent State University, General
              Receipts Revenue, 6.45%, 5/1/12,
              Prerefunded 5/1/02 @ 102, AMBAC.....     1,104
  1,000     Kent State University, General
              Receipts Revenue, Series A, 5.00%,
              5/1/14, Callable 5/1/08 @ 101,
              AMBAC...............................     1,019

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,000     Kent State University, General
              Receipts Revenues, 5.00%, 5/1/18,
              Callable 5/1/08 @ 101, AMBAC........  $  1,002
  1,000     Knox County, Hospital Facilities
              Revenue, 5.00%, 6/1/12, Asset
              Guaranty............................     1,019
  1,000     Lake County Hospital Facilities
              Revenue, 5.38%, 8/15/15, Callable
              8/15/08 @ 101, AMBAC................     1,052
  3,000     Lakewood Sanitation Sewer System,
              Special Obligation, 6.40%, 12/1/11,
              Prerefunded 12/1/01 @ 102...........     3,287
  1,000     Lakota School District, GO, 0.00%,
              12/1/11, FGIC.......................       556
    570     Liberty Benton School District, GO,
              0.00%, 12/1/11,.....................       322
    570     Liberty Benton School District, GO,
              0.00%, 12/1/12, AMBAC...............       304
  1,000     Logan County School District, GO,
              7.10%, 12/1/12, Prerefunded 12/1/01
              @ 101, AMBAC........................     1,106
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners, 6.00%,
              9/1/05, MBIA........................     1,109
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners, 5.63%,
              9/1/12, Callable 9/1/07 @ 102,
              MBIA................................     1,093
  1,000     Lucas County Metropolitan Sewer &
              Water Distribution, 5.00%, 12/1/18,
              Callable 12/1/08 @ 102..............       989
  1,000     Marysville School District, GO, 7.20%,
              12/1/10, Prerefunded 12/1/00 @ 102,
              AMBAC...............................     1,090
  1,000     Miami County, GO, 5.25%, 12/1/17,
              Callable 12/1/07 @ 102..............     1,031
  2,500     Middleburgh Heights Hospital, 5.70%,
              8/15/10, Callable 8/15/08 @ 102,
              FSA.................................     2,791
  1,000     Montgomery County Hospital, Grandview
              Hospital, 5.35%, 12/1/08, Callable
              12/1/07 @ 102.......................       969
  1,575     Montgomery County Hospital, Grandview
              Hospital, 5.65%, 12/1/12, Callable
              12/1/07 @ 102.......................     1,522
  2,000     Montgomery County, Sisters of Charity,
              Series A, 6.50%, 5/15/08, Callable
              5/15/01 @ 102, MBIA.................     2,161
  1,245     Newark Capital Appreciation, GO,
              0.00%, 12/1/12......................       653

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,490     Newark Capital Appreciation, GO,
              0.00%, 12/1/13......................  $    735
  1,000     North Royalton, GO, 7.50%, 12/1/11,
              Prerefunded 12/1/00 @ 102...........     1,096
  1,000     Northeast Ohio Regional Sewer District
              Wastewater, Sewer Revenue, 6.50%,
              11/15/08, Prerefunded 11/15/01 @
              101, AMBAC..........................     1,088
    860     Ohio Capital Corporation for Housing,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, MBIA...........................       902
    500     Olentangy Local School District, GO,
              7.75%, 12/1/11, BIG.................       664
  1,250     Olmsted Falls School District, GO,
              0.00%, 12/15/10,....................       740
    565     Olmsted Falls School District, GO,
              6.85%, 12/15/11, Prerefunded
              12/15/04 @ 102, FGIC................       663
  1,000     Ottawa County, GO, 7.00%, 9/1/11,
              Prerefunded 9/1/01 @ 102, AMBAC.....     1,106
  1,000     Pickerington School District, GO,
              7.00%, 12/1/13, Prerefunded 12/1/00
              @ 102, AMBAC........................     1,086
  1,000     Piqua School District, GO, 5.20%,
              12/1/15, Callable 12/1/07 @ 102,
              FGIC................................     1,034
  2,600     Portage County, Robinson Memorial
              Hospital Project, 5.63%, 11/15/07,
              Callable 11/15/04 @ 102, MBIA.......     2,827
  2,220     Rocky River School District, School
              Improvements, GO, 6.90%, 12/1/11,
              Prerefunded 2/1/00 @ 102............     2,407
  1,000     Saint Mary's Electric Systems Mortgage
              Revenue, 7.15%, 12/1/10, Prerefunded
              2/1/00 @ 102, AMBAC.................     1,089
  1,000     Sandusky County, Hospital Facility
              Revenue, Memorial Hospital, 5.10%,
              1/1/09, Callable 1/1/08 @ 102.......     1,019
  1,000     Sandusky School District, GO, 7.30%,
              12/1/10, Callable 12/1/00 @ 102.....     1,085
  1,000     Shaker Heights City Schools, GO,
              7.10%, 12/15/10.....................     1,204
  2,500     Springboro Water System Revenue,
              5.00%, 12/1/18, Callable 12/1/08 @
              101, AMBAC..........................     2,503
  1,710     Springfield County, School District,
              GO, 0.00%, 12/1/12, AMBAC...........       897
  1,000     Springfield, GO, 6.88%, 9/1/06,
              Callable 9/1/01 @ 102, AMBAC........     1,098

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,000     State Air Quality Development
              Authority, Pollution Control
              Revenue, Ohio Edison, 7.45%, 3/1/16,
              Callable 3/1/00 @ 102, FGIC.........  $  1,061
  1,000     State Building Authority, 7.35%,
              4/1/09, Prerefunded 4/1/00 @ 102,
              MBIA................................     1,069
  2,000     State Building Authority, Adult
              Correctional Building, Series A,
              6.13%, 10/1/09, Callable 10/1/03 @
              102.................................     2,216
  1,000     State Building Authority, Adult
              Correctional Building, Series A,
              5.50%, 4/1/13, Callable 4/1/07 @
              101, AMBAC..........................     1,071
  1,000     State Building Authority, Highway
              Safety Building, 5.38%, 10/1/09,
              Callable 4/1/07 @ 101, AMBAC........     1,085
  1,000     State Building Authority, State
              Correctional Facilities, Series A,
              6.50%, 10/1/01......................     1,075
  1,000     State Building Authority, State
              Facilities, Administration Building
              Funds, Series A, 5.75%, 10/1/06,
              Callable 10/1/04 @ 102, MBIA........     1,100
  1,000     State Building Authority, State
              Facilities, Adult Correctional
              Building, Series A, 5.25%, 4/1/13,
              Callable 4/1/08 @ 101...............     1,051
  1,000     State Building Authority, State
              Facilities, Adult Correctional
              Building, Series A, 5.00%, 4/1/15,
              Callable 4/1/08 @ 101...............     1,011
  2,000     State Building Authority, State
              Facilities, J. Rhodes, Series A,
              6.38%, 6/1/07, Prerefunded 6/1/01 @
              102.................................     2,165
  1,165     State Building Authority, State
              Facilities, Transportation Building
              Fund, Series A, 6.50%, 9/1/09,
              Callable 9/1/04 @ 102, AMBAC........     1,328
  1,300     State Department Administrative
              Services, 5.00%, 6/15/17, Callable
              12/15/07 @ 102......................     1,310
  1,750     State Elementary & Secondary
              Education, 5.63%, 12/1/06...........     1,930
  2,510     State Fresh Water Development, Water
              Revenue, 5.80%, 6/1/11, Callable
              6/1/05 @ 102, AMBAC.................     2,856
    200     State Higher Educational Facilities,
              Case Western Reserve University,
              7.25%, 12/1/12, Prerefunded 12/1/00
              @ 102, FGIC.........................       218

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,000     State Higher Educational Facilities,
              Case Western Reserve University,
              Series B, 7.13%, 10/1/14,
              Prerefunded 10/1/00 @ 102...........  $  1,080
  1,200     State Higher Educational Facilities,
              Case Western Reserve University,
              Series C, 5.25%, 10/1/12, Callable
              10/1/07 @ 101.......................     1,263
  1,150     State Higher Educational Facilities,
              Case Western Reserve University,
              Series D, 0.00%, 7/1/10, Coupon
              steps up to 6.25%, 7/1/00...........     1,221
  1,000     State Higher Educational Facilities,
              Denison University, 5.40%, 11/1/11,
              Callable 11/1/06 @ 101..............     1,069
  1,000     State Higher Educational Facilities,
              Denison University, 5.25%, 11/1/16,
              Callable 11/1/06 @ 101..............     1,027
    800     State Higher Educational Facilities,
              University of Dayton, 7.25%,
              12/1/12, Prerefunded 12/1/00 @ 102,
              FGIC................................       873
  1,000     State Higher Educational Loan Revenue,
              Series A-1, AMT, 5.40%, 12/1/09,
              Callable 6/1/07 @ 102, AMBAC........     1,055
  1,200     State Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%, 9/1/14,
              Callable 3/1/05 @ 102, GNMA.........     1,295
  1,535     State Housing Finance Agency, Mortgage
              Revenue, Series B-3, AMT, 5.25%,
              9/1/10, Callable 9/1/07 @ 102,
              GNMA................................     1,599
    885     State Housing Finance Agency, Multi-
              family Housing Mortgage Revenue,
              AMT, 5.30%, 9/1/18, Callable 3/1/08
              @ 102, FHA..........................       898
    530     State Housing Finance Agency, Single
              Family Mortgage Revenue, Series F,
              7.50%, 9/1/10, Callable 9/1/00 @
              102, GNMA...........................       559
  1,000     State Liquor Profits Revenue, 6.85%,
              9/1/00, BIG, ETM....................     1,055
  1,000     State Water Development Authority,
              Pollution Control Facilities, 5.50%,
              12/1/09, Callable 6/1/05 @ 101,
              MBIA................................     1,078
  1,500     State Water Development Authority,
              Water Development Revenue, 7.00%,
              12/1/09, Callable 6/1/00 @ 102, ETM,
              AMBAC...............................     1,783
  1,000     Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102..............     1,178

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
  1,335     Strongsville, GO, 5.05%, 12/1/14,
              Callable 12/1/07 @ 101..............  $  1,375
  1,000     Sycamore Community School District,
              5.00%, 12/1/18, Callable 12/1/08 @
              101.................................     1,002
    800     Toledo Sewer Revenue, 6.20%, 11/15/02,
              AMBAC...............................       871
  1,000     Toledo Sewer System Revenue, 7.38%,
              11/15/10, Callable 11/15/99 @ 102,
              MBIA................................     1,023
  1,000     Toledo, GO, 5.63%, 12/1/11, Callable
              12/1/06 @ 102, AMBAC................     1,103
  1,000     Toledo, GO, Series B, 0.00%, 12/1/11,
              FGIC................................       556
  1,000     University of Cincinnati, Certificates
              of Participation, University &
              College Improvements, 6.75%,
              12/1/09, Callable 12/1/01 @ 102,
              MBIA................................     1,105
  1,000     University of Cincinnati, General
              Receipts, 5.75%, 6/1/13, Callable
              6/1/06 @ 101........................     1,101
  1,000     University of Cincinnati, General
              Receipts, University & College
              Improvements, 7.00%, 6/1/11,
              Callable 6/1/01 @ 102...............     1,090
  1,000     University of Cincinnati, Revenue,
              Series R2, 6.25%, 6/1/09, Callable
              12/1/02 @ 102.......................     1,109
  2,875     University of Toledo, General Receipts
              Bond, 5.00%, 6/1/16, Callable
              12/1/08 @ 101, FGIC.................     2,899
  1,000     Wadsworth School District, 5.13%,
              12/1/15, Callable 12/1/08 @ 101,
              FGIC................................     1,029
  1,000     Westerville, Minerva Park & Blendon
              Joint Township, Saint Ann's
              Hospital, Series B, 6.80%, 9/15/06,
              Callable 9/15/01 @ 102, AMBAC,
              ETM.................................     1,101
  2,750     Westerville, Minerva Park & Blendon
              Joint Township, Saint Ann's
              Hospital, Series B, 7.00%, 9/15/12,
              Callable 9/15/01 @ 102, AMBAC,
              ETM.................................     3,041
  1,000     Worthington City School District, GO,
              7.45%, 12/1/12, Prerefunded 12/1/99
              @ 102, MBIA.........................     1,059
                                                    --------
                                                     208,491
                                                    --------
Tennessee (0.4%):
  3,000     Nashville & Davidson County, Health
              and Educational Facilities Revenue,
              0.00%, 6/1/21, ETM..................       905
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Texas (0.4%):
  2,500     Southeast Texas Housing Financial
              Corp., 0.00%, 9/1/17, ETM, MBIA.....  $    971
                                                    --------
Washington (0.5%):
  1,000     State, Series A & AT-6, GO, 6.25%,
              2/1/11..............................     1,170
                                                    --------
  Total Municipal Bonds                              218,269
                                                    --------
WEEKLY DEMAND NOTES (0.0%):
Ohio (0.0%):
    100     Hamilton County, Hospital Facilities
              Revenue, 4.05%, 1/1/18, MBIA*.......       100
                                                    --------
  Total Weekly Demand Notes                              100
                                                    --------
COMMERCIAL PAPER (1.1%):
Ohio (1.1%):
  1,000     Cleveland, Revenue Anticipation Note,
              3.15%, 1/13/99......................     1,000
  1,500     Ohio State University Tax Exempt,
              3.20%, 1/4/99.......................     1,500
                                                    --------
                                                       2,500
                                                    --------
  Total Commercial Paper                               2,500
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES (1.0%):
    283     Fidelity Ohio Tax Free Money Market
              Fund................................  $    283
  1,856     The One Group Ohio Municipal Money
              Market Fund, Class I................     1,855
                                                    --------
  Total Investment Companies                           2,138
                                                    --------
Total (Cost $209,110) (a)                           $223,007
                                                    ========

------------

Percentages indicated are based on net assets of $223,726.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $14,048
                   Unrealized depreciation......................     (151)
                                                                  -------
                   Net unrealized appreciation..................  $13,897
                                                                  =======

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1998.

AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
BIG      Insured by Bond Insurance Guarantee
ETM      Escrowed to Maturity
FGIC     Insured by Federal Guarantee Insurance Corp.
FHA      Insured by Federal Housing Administration
FNMA     Insured by Federal National Mortgage Association
FSA      Insured by Federal Security Assurance
GNMA     Insured by Government National Mortgage Association
GO       General Obligation
MBIA     Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 MUNICIPAL BONDS (99.7%):
Louisiana (99.7%):
    150     Alexandria, Utilities Revenue, Series
              B, 4.65%, 5/1/04....................  $    155
    100     Alexandria, Utilities Revenue, 5.25%,
              5/1/11, FGIC........................       105
    150     Ascension Parish, Parish Wide School
              District, GO, 4.90%, 3/1/09,
              AMBAC...............................       155
  1,165     Ascension Parish, Gravity Drain, Sales
              & Use Tax Revenue, 5.40%, 12/1/07,
              Callable 12/1/06 @ 100, FGIC........     1,258
  1,230     Ascension Parish, Gravity Drain, Sales
              & Use Tax Revenue, 5.50%, 12/1/08,
              Callable 12/1/06 @ 100, FGIC........     1,332
  2,500     Bastrop, Industrial Development Board,
              Pollution Control Revenue,
              International Paper Co. Project,
              6.90%, 3/1/07, Callable 3/1/02 @
              102.................................     2,703
    700     Baton Rouge, Public Improvements,
              Sales & Use Tax Revenue, 6.85%,
              8/1/00, Callable 8/1/99 @ 102,
              AMBAC...............................       727
    800     Baton Rouge, Public Improvements,
              Sales & Use Tax Revenue, 6.90%,
              8/1/01, Callable 8/1/99 @ 102,
              AMBAC...............................       833
    765     Baton Rouge, Public Improvements,
              Sales & Use Tax Revenue, 6.38%,
              8/1/09, Callable 8/1/01 @ 101.5,
              FSA.................................       825
    200     Baton Rouge, Sales & Use Tax Revenue,
              6.00%, 8/1/08, Prerefunded 8/1/01 @
              101.5, FSA..........................       215
    700     Bossier City, Public Improvements,
              Sales & Use Tax Revenue, 5.05%,
              11/1/11, Callable 11/1/07 @ 100,
              FGIC................................       727
    805     Bossier City, Public Improvements,
              Sales & Use Tax Revenue, Series ST,
              6.20%, 11/1/07, Callable 11/1/01 @
              102, AMBAC..........................       872
    400     Bossier City, Public Improvements,
              Sales & Use Tax Revenue, Series
              ST-1989, 6.88%, 11/1/06, Callable
              11/1/99 @ 101.5, FGIC...............       418
    400     Bossier City, Public Improvements,
              Sales & Use Tax Revenue, Series
              ST-1989, 6.88%, 11/1/07, Callable
              11/1/99 @ 101.5, FGIC...............       418
    550     Bossier City, Public Improvements,
              Sales & Use Tax Revenue, Series
              ST-1989, 6.88%, 11/1/08, Callable
              11/1/99 @ 101.5, FGIC...............       575

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
    500     Bossier City, Utility Revenue, 4.80%,
              10/1/05, FGIC.......................  $    522
    350     Caddo Parish, GO, 5.00%, 2/1/05,
              MBIA................................       368
  1,415     Caddo Parish, GO, 5.25%, 2/1/06,
              Callable 2/1/05 @ 100, MBIA.........     1,502
    750     Caddo Parish, GO, 5.25%, 2/1/08,
              Callable 2/1/05 @ 100, MBIA.........       792
    470     Caddo Parish, Industrial Development
              Board, Wal-Mart Stores, Inc.
              Project, 5.95%, 11/1/07, Callable
              11/1/98 @ 101.......................       477
    500     Calcasieu Parish, School District #22,
              Ward 3, Series A, GO, 7.10%, 2/1/01,
              Callable 2/1/99 @ 100, BIG..........       502
     70     East Baton Rouge, Mortgage Financing
              Authority, Series B, 4.35%,
              10/1/00.............................        70
     80     East Baton Rouge, Mortgage Financing
              Authority, Series B, 5.30%,
              10/1/14.............................        81
  1,000     East Baton Rouge, Mortgage Financing
              Authority, 5.13%, 10/1/18, Callable
              10/1/08 @ 101, FNMA/GNMA Coll.......     1,003
    340     East Baton Rouge Parish, Sales & Use
              Tax Revenue, 4.80%, 2/1/09, FGIC....       351
    500     East Baton Rouge Parish, Sales & Use
              Tax Revenue, 5.90%, 2/1/16, FGIC....       538
    500     East Baton Rouge Parish, Sales & Use
              Tax Revenue, 7.10%, 2/1/00, Callable
              2/1/99 @ 101.5, MBIA................       509
    500     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/07, Callable 2/1/05 @ 101.5,
              FGIC................................       549
    845     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/08, Callable 2/1/05 @ 101.5,
              FGIC................................       925
    910     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/09, Callable 2/1/05 @ 101.5,
              FGIC................................       994
  1,085     East Baton Rouge Parish, Series ST,
              5.15%, 2/1/05, Callable 2/1/03 @
              101.5...............................     1,139
  1,000     East Baton Rouge Parish, Series ST,
              5.10%, 2/1/07, Callable 2/1/06 @
              101.5, FGIC.........................     1,063
  2,280     East Baton Rouge Parish, Series ST-A,
              8.00%, 2/1/02, FGIC.................     2,556
    115     Ernest N. Morial Exhibition Hall
              Special Tax Revenue, 4.70%, 7/15/05,
              MBIA................................       119
    515     Ernest N. Morial Exhibition Hall
              Special Tax Revenue, 4.90%, 7/15/07,
              MBIA................................       541
    225     Gretna, Refunding -- Sales Tax
              Revenue, 5.20%, 6/1/06, AMBAC.......       233

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
  1,560     Houma Utilities Revenue, 6.13%,
              1/1/07, Callable 1/1/02 @ 102,
              FGIC................................  $  1,689
    790     Housing Finance Agency, Mortgage
              Revenue, Single Family, Series B,
              6.00%, 6/1/15.......................       840
    485     Housing Finance Agency, Mortgage
              Revenue, Series D-2, AMT, 6.10%,
              12/1/11, Callable 12/1/06 @ 102.....       525
  1,000     Housing Finance Agency, Mortgage
              Revenue, Single Family, 6.65%,
              6/1/15, Callable 12/1/07 @ 104,
              GNMA/FNMA...........................     1,118
    405     Housing Finance Agency, Mortgage
              Revenue, Single Family A-1, 5.70%,
              6/1/15, Callable 6/1/05 @ 102.......       422
  1,005     Iberia Home Mortgage Authority, Single
              Family Mortgage Revenue, 7.38%,
              1/1/11, Callable 7/1/03 @ 103.......     1,090
    250     Iberville School District #5, 5.75%,
              10/1/03, FSA........................       270
    250     Jefferson Parish, Ad Valorem Property
              Tax, GO, Series A, 5.25%, 9/1/05,
              FGIC................................       267
    400     Jefferson Parish, Construction
              Waterworks, District #2, 7.25%,
              1/15/00, Callable 1/15/99 @ 100.....       408
  1,680     Jefferson Parish, Drain Sales Tax
              Revenue, 6.50%, 11/1/06, Prerefunded
              11/1/01 @ 100, AMBAC................     1,811
  2,000     Jefferson Parish, Hospital Services,
              Revenue Bond, 5.25%, 1/1/14,
              Callable 1/1/09 @ 101...............     2,077
    300     Jefferson Parish, Hospital Services,
              District #1, 5.10%, 1/1/05, Callable
              1/1/04 @ 102, FGIC..................       315
    100     Jefferson Parish, Hospital Services,
              District #1, 5.30%, 12/1/07,
              Callable 1/1/04 @ 102, FGIC.........       106
    130     Jefferson Parish, Sales & Use Tax
              Revenue, 5.00%, 2/1/08, Callable
              2/1/06 @ 102, AMBAC.................       137
    700     Jefferson Parish, Sales & Use Tax
              Revenue, 5.00%, 2/1/13, Callable
              2/1/06 @ 102, AMBAC.................       716
    500     Jefferson Parish, School Board Sales &
              Use Tax Revenue, 6.05%, 2/1/02,
              MBIA................................       534
  1,100     Jefferson Parish, School Board Sales &
              Use Tax Revenue, 6.15%, 2/1/03,
              Callable 2/1/02 @ 102, MBIA.........     1,194

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
  2,060     Jefferson Parish, School Board Sales &
              Use Tax Revenue, 6.25%, 2/1/08,
              Callable 2/1/02 @ 102, MBIA.........  $  2,241
  2,070     Jefferson Parish, School Board Sales &
              Use Tax Revenue, 0.00%, 9/1/09,
              FSA.................................     1,297
  1,000     Jefferson, Sales Tax District Special
              Tax Revenue, 0.00%, 12/1/13, FSA....       488
  4,670     Jefferson, Sales Tax District Special,
              Tax Revenue Series A, 6.75%,
              12/1/06, Callable 12/1/02 @ 100,
              FGIC................................     5,155
    855     Kenner, Sales & Use Tax Revenue,
              5.75%, 6/1/06, Callable 6/1/02 @
              103, FGIC...........................       919
    505     Lafayette Parish, Public Improvement
              Sales Tax Revenue, Series A, 4.90%,
              3/1/03, FGIC........................       526
    300     Lafayette Parish, Public Improvement
              Sales Tax Revenue, 4.63%, 5/1/05,
              FGIC................................       310
    200     Lafayette Parish, Public Improvement
              Sales Tax Revenue, 5.50%, 3/1/07,
              Callable 3/1/03 @ 102, FGIC.........       214
    250     Lafayette Parish, Public Power
              Authority, 5.00%, 11/1/06, Callable
              11/1/03 @ 102, AMBAC................       263
    510     Lafayette Parish, Public Power
              Authority, 5.30%, 11/1/07, Callable
              11/1/01 @ 102, AMBAC................       539
    250     Lafayette Parish, Public Power
              Authority, 5.25%, 11/1/09, Callable
              11/1/03 @ 102, AMBAC................       264
    575     Lafayette Parish, School Board Sales
              Tax Revenue, 4.88%, 4/1/04, FSA.....       600
    125     Lafayette Parish, Utilities Revenue,
              4.70%, 11/1/04, AMBAC...............       130
    750     Lafourche Parish, Hospital Service,
              District #3, Hospital Revenue,
              5.50%, 10/1/04, Callable 10/1/03 @
              102.................................       794
    900     Lafourche Parish, School Improvements,
              GO, 5.00%, 2/1/16, Callable 2/1/08 @
              100, FSA............................       903
    650     Lafourche Parish, Water District #1,
              Water Revenue, 5.63%, 1/1/01........       673
    500     Lincoln Parish, School District #1,
              GO, Ruston, 6.20%, 3/1/03, Callable
              3/1/01 @ 100, MBIA..................       526
  1,465     Lincoln Parish, School District #1,
              GO, Ruston, 6.40%, 3/1/05, Callable
              3/1/01 @ 100, MBIA..................     1,547

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
  1,000     Louisiana Stadium & Expo District
              Revenue Bond, 5.25%, 7/1/15,
              Callable 7/1/09 @ 102, FGIC.........  $  1,037
  2,430     Louisiana State Public Facility
              Authority, Series A-2, 5.05%,
              11/15/13, Callable 11/15/07 @ 102,
              MBIA................................     2,495
  1,495     Louisiana State Refunding, Series A,
              4.88%, 4/15/13, Callable 4/15/08 @
              101.................................     1,511
    150     Louisiana State University,
              Agricultural & Mechanical College,
              5.40%, 7/1/05, Callable 7/1/04 @
              102, FGIC...........................       161
    250     Louisiana State University,
              Agricultural & Mechanical College,
              5.50%, 7/1/06, Callable 7/1/04 @
              102, FGIC...........................       270
    500     Louisiana State University,
              Agricultural & Mechanical College,
              5.75%, 7/1/14, Callable 7/1/04 @
              102, FGIC...........................       539
  1,580     Louisiana State University,
              Agricultural & Mechanical College,
              University Revenue, 6.00%, 7/1/07,
              Callable 7/1/06 @ 102, MBIA.........     1,783
  1,120     Louisiana State University,
              Agricultural & Mechanical College,
              University Revenue, 5.50%, 7/1/13,
              Callable 7/1/06 @ 102, MBIA.........     1,196
  1,850     Louisiana Public Facilities Authority,
              Hospital Revenue, 5.00%, 10/1/14,
              Callable 10/1/08 @ 102, FSA.........     1,862
    100     Mandeville Water Utility Improvements,
              Ad Valorem Property Tax Revenue,
              5.15%, 2/1/10, Callable 2/1/04 @
              100.................................       103
  1,220     Monroe Parish, Special School
              District, GO, 8.00%, 3/1/01, MBIA...     1,329
  1,300     Monroe Parish, Special School
              District, GO, 7.00%, 3/1/02, MBIA...     1,423
  1,390     Monroe Parish, Special School
              District, GO, 7.00%, 3/1/03, MBIA...     1,555
  1,230     Monroe Parish, Special School
              District, GO, 5.35%, 3/1/05, FGIC...     1,317
  1,320     Monroe Parish, Special School
              District, GO, 5.35%, 3/1/06,
              Callable 3/1/05 @ 100, FGIC.........     1,407
    500     Monroe Parish, Special School
              District, GO, 5.35%, 3/1/09,
              Callable 3/1/05 @ 100, FGIC.........       528
    190     Natchitoches Parish, School District
              #7, GO, 4.90%, 3/1/07, Callable
              3/1/03 @ 101, FSA...................       196

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
  1,000     New Orleans, GO, 5.50%, 12/1/18,
              FGIC................................  $  1,079
  1,000     New Orleans, 5.13%, 12/1/18, Callable
              12/1/07 @ 100, AMBAC................     1,007
  1,000     New Orleans Home Mortgage Authority,
              Revenue Bond, 0.00%, 10/1/15, ETM,
              MBIA................................       442
    500     New Orleans Home Mortgage Special
              Obligation, 6.25%, 1/15/11, ETM.....       580
  1,500     New Orleans Sewer Service, Revenue
              Bond, 5.00%, 6/1/18, Callable 6/1/08
              @ 101, MBIA.........................     1,501
  1,215     New Orleans Sewer Service Revenue,
              6.25%, 6/1/07, FGIC.................     1,392
  1,000     New Orleans Sewer Service Revenue,
              5.25%, 6/1/11, Callable 6/1/07 @
              101, FGIC...........................     1,060
  1,000     New Orleans, Audubon Park, Revenue,
              5.00%, 4/1/12, Callable 4/1/07 @
              101, MBIA...........................     1,030
    350     New Orleans, GO, 5.85%, 11/1/09,
              Prerefunded 11/1/05 @ 100, FGIC.....       381
  1,000     New Orleans, GO, 5.88%, 10/1/11,
              Callable 10/1/05 @ 101, AMBAC.......     1,103
  2,000     New Orleans, GO, 0.00%, 9/1/16,
              AMBAC...............................       832
  4,935     New Orleans, GO, 0.00%, 9/1/17,
              AMBAC...............................     1,935
    550     New Orleans, GO, Public Improvement,
              5.85%, 11/1/07, Prerefunded 11/1/05
              @ 100, FGIC.........................       601
  1,000     New Orleans, GO, Series B, 5.00%,
              12/1/12, Callable 12/1/08 @ 102,
              FSA.................................     1,025
  1,000     Orleans Parish Parishwide School
              District, Series A, 5.13%, 9/1/15,
              Callable 3/1/08 @ 100, MBIA.........     1,018
    250     Orleans Parish School Board, Public
              School Capital Refinancing, 5.00%,
              12/1/05, MBIA.......................       264
    555     Orleans Parish School Board, Revenue
              Bond, Public School Capital
              Refinancing, 6.00%, 6/1/09, MBIA....       635
    250     Orleans Parish School District, GO,
              5.30%, 9/1/10, Callable 9/1/05 @
              100, MBIA...........................       263
  1,000     Orleans Parish School District, GO,
              Series A, 5.13%, 9/1/13, Callable
              3/1/08 @ 100, MBIA..................     1,031
  1,000     Ouachita Parish, Hospital Service
              District #1, Glenwood Regional
              Medical Center, 5.70%, 5/15/16,
              Callable 5/15/10 @ 100, FSA.........     1,079

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
  2,525     Ouachita Parish, Hospital Service
              District #1, Glenwood Regional
              Medical Center, Health Care Revenue,
              7.50%, 7/1/06, Callable 7/1/01 @
              102.................................  $  2,798
  2,000     Ouachita Parish, West School District,
              Series A, 6.50%, 3/1/03, Callable
              3/1/01 @ 102, FSA...................     2,155
  1,440     Plaquemines Parish, GO, 6.40%, 8/1/04,
              Callable 8/1/01 @ 102, AMBAC........     1,559
    420     Plaquemines Parish, Sales & Use Tax
              Revenue, 6.70%, 12/1/08, Prerefunded
              12/1/01 @ 102.......................       463
    410     Plaquemines Parish, Sales & Use Tax
              Revenue, 6.70%, 12/1/09, Prerefunded
              12/1/01 @ 102.......................       452
    605     Plaquemines Parish, School Board,
              Sales & Use Tax Revenue, 6.65%,
              3/1/05, Prerefunded 3/1/02 @ 102....       668
    250     Public Facilities Authority Revenue,
              Series A, 5.10%, 3/1/01, FSA........       258
  1,500     Public Facilities Authority Hospital
              Revenue, 5.00%, 10/1/15, Callable
              10/1/08 @ 102, FSA..................     1,502
  1,550     Public Facilities Authority Hospital
              Revenue, Franciscan Missionaries,
              5.00%, 7/1/19, Callable 7/1/08 @
              101, MBIA...........................     1,529
  2,180     Public Facilities Authority Revenue,
              Alton Ochsner Medical Foundation,
              Series A, 6.30%, 5/15/04, Callable
              5/15/02 @ 102, MBIA.................     2,385
    100     Public Facilities Authority Revenue,
              Alton Ochsner Medical Foundation
              Project, Series A, 6.00%, 5/15/01,
              MBIA................................       105
    100     Public Facilities Authority Revenue,
              Alton Ochsner Medical Foundation,
              Series PJ-B, 6.00%, 5/15/17,
              Callable 5/15/02 @ 100, MBIA........       106
  1,000     Public Facilities Authority Revenue,
              Alton Ochsner Medical Project,
              Series B, 5.75%, 5/15/11, Callable
              5/15/02 @ 100, MBIA.................     1,058
    500     Public Facilities Authority Revenue,
              Department of Public Safety,
              Department of Public Safety, 4.90%,
              8/1/04, AMBAC.......................       521

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
    400     Public Facilities Authority Revenue,
              Department of Public Safety, 5.00%,
              8/1/05, AMBAC.......................  $    419
  1,650     Public Facilities Authority Revenue,
              Dillard University, 5.00%, 2/1/18,
              Callable 2/10/08 @ 102, AMBAC.......     1,645
  1,000     Public Facilities Authority Revenue,
              Franciscan Missionaries Foundation,
              Series C, 5.38%, 7/1/13, Callable
              7/1/08 @ 101, MBIA..................     1,051
  1,000     Public Facilities Authority Revenue,
              Indexed Caps, 5.88%, 2/15/11,
              Callable 2/15/03 @ 102, FGIC........     1,086
    250     Public Facilities Authority Revenue,
              Jefferson Parish, Eastbank Project,
              4.85%, 8/1/06, Callable 8/1/04 @
              101, FGIC...........................       261
    500     Public Facilities Authority Revenue,
              Lafayette General Medical Center
              Project, Hospital Revenue, 6.05%,
              10/1/04, Callable 10/1/02 @ 102,
              FSA.................................       549
  1,960     Public Facilities Authority Revenue,
              Loyola University, 6.60%, 4/1/05,
              Callable 4/1/02 @ 102...............     2,148
  2,525     Public Facilities Authority Revenue,
              Loyola University, 5.63%, 10/1/10,
              Callable 10/1/07 @ 102, MBIA........     2,793
    500     Public Facilities Authority Revenue,
              Loyola University, Series A, 7.20%,
              10/1/00, Callable 10/1/99 @ 102.....       523
  1,135     Public Facilities Authority Revenue,
              Mary Bird Perkins Cancer Center,
              5.50%, 1/1/04, FSA..................     1,209
  5,000     Public Facilities Authority Revenue,
              Multi-Family, Series A, 0.00%,
              2/1/20, ETM.........................     1,736
    390     Public Facilities Authority Revenue,
              Our Lady of Lake Regional Center,
              5.90%, 12/1/06, Callable 12/1/01 @
              102, MBIA...........................       422
    500     Public Facilities Authority Revenue,
              Our Lady of Lake Regional Center,
              Series C, Health Care Revenue,
              5.70%, 12/1/04, Callable 12/1/01 @
              102, MBIA...........................       538
  1,000     Public Facilities Authority Revenue,
              Pendelton Memorial Methodist
              Hospital, 5.00%, 6/1/08.............       998
  7,500     Public Facilities Authority Revenue,
              Series B, 0.00%, 12/1/19, ETM.......     2,632

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
    110     Public Facilities Authority Revenue,
              Sisters of Mercy, 7.38%, 6/1/09,
              Callable 6/1/99 @ 102...............  $    114
  2,145     Public Facilities Authority Revenue,
              Tulane University, 6.25%, 7/15/06,
              Callable 7/15/01 @ 102..............     2,305
    735     Public Facilities Authority Revenue,
              Tulane University, 5.55%, 10/1/07,
              Callable 10/1/06 @ 102, AMBAC.......       808
  1,605     Public Facilities Authority Revenue,
              Tulane University, 5.75%, 10/1/09,
              Callable 10/1/06 @ 102, AMBAC.......     1,782
    300     Public Facilities Authority Revenue,
              Tulane University, Series A, 7.50%,
              5/15/00, Callable 5/15/99 @ 101.....       307
    225     Public Facilities Authority Revenue,
              Tulane University, Series A-1,
              5.80%, 2/15/04, Callable 2/15/03 @
              102, FGIC...........................       244
  1,235     Public Facilities Authority Revenue,
              Womens Hospital Foundation, Health
              Care Revenue, 6.85%, 10/1/05,
              Prerefunded 10/1/02 @ 102...........     1,387
    730     Public Facilities Authority Revenue,
              Womens Hospital Foundation, Health
              Care Revenue, 5.40%, 10/1/05,
              Callable 10/1/04 @ 102, FGIC........       782
  1,715     Public Facilities Authority Revenue,
              Womens Hospital Foundation, Health
              Care Revenue, 5.50%, 10/1/06,
              Callable 10/1/04 @ 102, FGIC........     1,850
    500     Public Facilities Authority Revenue,
              Womens Hospital Foundation, Health
              Care Revenue, 6.00%, 10/1/10, FSA...       572
  2,000     Public Facilities Authority Revenue,
              Xavier University of Louisiana,
              5.13%, 9/1/12, Callable 9/1/07 @
              102, MBIA...........................     2,087
  1,475     Rapides Parish, School District #11,
              Rigolette-Series 1990, GO, 6.95%,
              2/1/02, Prerefunded 2/1/00 @ 100,
              FGIC................................     1,532
    200     Shreveport, Public Improvements, Ad
              Valorem Property Tax Revenue, 4.75%,
              12/1/09, Callable 12/1/03 @ 100.....       203
  1,000     Shreveport Water And Sewer Revenue
              Series A, 5.25%, 12/1/13, Callable
              12/1/04 @ 102, FGIC.................     1,046

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
  2,005     Shreveport Water And Sewer Revenue,
              Series A, 5.25%, 12/1/12, Callable
              12/1/04 @ 102, FGIC.................  $  2,098
  1,000     Shreveport, Certificates of
              Indebtedness Revenue, Series A,
              5.50%, 10/1/12, Callable 10/1/09 @
              102, AMBAC..........................     1,086
    480     Shreveport, GO, 6.20%, 3/1/02,
              Prerefunded 3/1/01 @ 100, AMBAC.....       506
    500     Shreveport, GO, 6.70%, 2/1/03,
              Prerefunded 2/1/00 @ 100, AMBAC.....       519
    480     Shreveport, GO, 5.90%, 2/1/07,
              Callable 2/1/03 @ 100...............       514
    265     Shreveport, GO, 5.15%, 2/1/09,
              Callable 2/1/05 @ 100, AMBAC........       277
    930     Shreveport, Water & Sewer Revenue,
              Series A, 7.75%, 12/1/02, FGIC......     1,061
    500     Shreveport, Water & Sewer Revenue,
              Series A, 6.25%, 12/1/03, FGIC......       553
    200     Slidell, GO, 4.90%, 3/1/09, Callable
              3/1/06 @ 100, AMBAC.................       207
    400     Slidell, GO, 5.00%, 3/1/13, Callable
              3/1/06 @ 100, AMBAC.................       406
    100     Slidell, Sales & Use Tax Revenue,
              Public Improvement, Series B, 5.20%,
              10/1/05, Callable 10/1/03 @ 101.....       106
    200     Slidell, Sales & Use Tax Revenue,
              Public Improvement, Series B, 5.40%,
              10/1/07, Callable 10/1/03 @ 101.....       212
  1,000     South Port Community, Port Revenue,
              Cargill, Inc. Project, 5.85%,
              4/1/17, Callable 4/1/07 @ 102.......     1,071
    200     St. Bernard Parish, School Board
              Refunding, 4.90%, 5/1/10, Callable
              5/1/05 @ 100, MBIA..................       205
    500     St. Charles Parish, Public Improvement
              Sales Tax Revenue, Series St-96,
              5.00%, 12/1/06, Callable 11/1/05 @
              101, MBIA...........................       529
    750     St. Charles Parish, Public
              Improvements Sales Tax Revenue,
              6.60%, 11/1/07, Callable 11/1/99 @
              102.................................       784
  2,350     St. Charles Parish, School District
              #1, GO, 6.45%, 3/1/06, Callable
              3/1/02 @ 100, AMBAC.................     2,531
     85     St. James Parish, GO, Ad Valorem
              Property Tax Revenue, 4.80%,
              3/1/05..............................        88
     75     St. James Parish, GO, Ad Valorem
              Property Tax Revenue, 5.20%,
              3/1/08..............................        78

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
    870     St. John Baptist Parish, School
              District #1, GO, 6.25%, 3/1/05,
              Prerefunded 3/1/02 @ 100............  $    935
    250     St. Tammany Parish, School Board Sales
              & Use Tax Revenue, 5.75%, 4/1/03,
              Callable 4/1/02 @ 102, FGIC.........       269
    200     St. Tammany Parish, School District
              #12, 6.50%, 3/1/05, Prerefunded
              3/1/01 @ 100, FGIC..................       212
    250     St. Tammany Parish, Sales & Use Tax
              Revenue, 5.75%, 4/1/06, Callable
              4/1/02 @ 102, FGIC..................       267
  1,815     St. Tammany Parish, Hospital Service,
              District #1, Hospital Revenue,
              6.30%, 7/1/07, Callable 7/1/02 @
              102.................................     1,991
  1,000     St. Tammany Parish, Justice Complex
              Sales Tax Revenue, 5.00%, 4/1/13,
              Callable 4/1/08 @ 102, FGIC.........     1,026
  1,225     St. Tammany Parish, Public Financing
              Authority Revenue, Christwood
              Project, 5.25%, 11/15/08............     1,221
  1,000     St. Tammany Parish, Sales & Use Tax
              Revenue, District #3, Series A,
              6.50%, 12/1/02, Callable 12/1/99 @
              102, FGIC...........................     1,049
    750     St. Tammany Parish, Sales & Use Tax
              Revenue, District #3, Series A,
              6.50%, 12/1/05, Callable 12/1/99 @
              102, FGIC...........................       787
    400     St. Tammany Parish, School District
              #12, GO, 6.50%, 3/1/04, Prerefunded
              3/1/01 @ 100, FGIC..................       424
  2,530     St. Tammany Sales Tax Justice Complex,
              5.00%, 4/1/12, Callable 4/1/08 @
              102, FGIC...........................     2,623
  2,100     St. Tammany Parish Hospital Services,
              Revenue Bond, 5.00%, 7/1/15,
              Callable 7/1/08 @ 102, ACA..........     2,058
  1,000     St. Tammany Public Financing
              Authority, Revenue Bond, 0.00%,
              7/20/14, FNMA.......................       475
  1,665     Stadium & Exposition District, Hotel
              Occupancy Tax & Stadium Revenue,
              Series A, 5.65%, 7/1/07, Callable
              7/1/04 @ 102, FGIC..................     1,810
    500     State Energy & Power Authority
              Revenue, 6.00%, 1/1/13, Callable
              1/1/01 @ 100, FGIC..................       520
  1,500     State Gas & Fuels Tax Revenue, Series
              A, 7.25%, 11/15/04, Callable
              11/15/99 @ 102......................     1,577

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
    195     State GO, 6.25%, 8/1/99, MBIA, ETM....  $    199
  1,000     State GO, 7.10%, 9/1/03, Prerefunded
              9/1/00 @ 102, FSA...................     1,079
  1,000     State GO, 5.38%, 8/1/04, FGIC.........     1,101
    250     State GO, Series A, 5.30%, 8/1/04,
              FGIC................................       267
    500     State GO, Series A, 5.50%, 5/15/05,
              MBIA................................       540
    400     State GO, 5.38%, 8/1/05, MBIA.........       430
  1,000     State GO, Series A, 6.00%, 5/1/07,
              Prerefunded 5/1/04 @ 102, AMBAC.....     1,118
    750     State GO, Series A, 5.60%, 5/15/07,
              Callable 5/15/05 @ 102, MBIA........       820
    250     State GO, 5.60%, 8/1/07, MBIA.........       275
  1,000     State GO, 5.13%, 4/15/08, 4/15/07 @
              102, FGIC...........................     1,067
    250     State GO, Series A, 5.70%, 5/15/08,
              Callable 5/15/05 @ 100, MBIA........       274
    250     State GO, 5.60%, 8/1/08, MBIA.........       276
  3,000     State GO, Series A, 6.50%, 4/15/06,
              FGIC................................     3,438
    430     State GO, Series A, 6.00%, 5/1/08,
              Prerefunded 5/1/04 @ 102, AMBAC.....       481
  2,875     State GO, Series A, 5.80%, 8/1/10,
              MBIA................................     3,237
    500     State GO, Series A, 6.10%, 5/1/11,
              Prerefunded 5/1/04 @ 102, AMBAC.....       561
  3,000     State GO, Series B, 5.63%, 8/1/13,
              MBIA................................     3,323
    500     State Miscellaneous Taxes Refunding
              Bond, Series A, 5.70%, 8/1/08,
              MBIA................................       557
  1,130     State Mississippi River Bridge
              Authority Revenue, 6.63%, 11/1/06,
              Callable 11/1/02 @ 102..............     1,249
    500     State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.10%, 9/1/02.............       537
  1,325     State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.25%, 9/1/04.............     1,468
  1,435     Tangipahoa Parish, Consolidated School
              District #1, GO, 6.15%, 12/1/07,
              Callable 12/1/02 @ 100..............     1,533
  1,250     Tangipahoa Parish, Hospital Service
              District #1, Hospital Revenue,
              6.13%, 2/1/14, Callable 2/1/04 @
              102, AMBAC..........................     1,378
  1,315     Terrebonne Parish Public Facilities
              Sales & Use Revenue, 5.00%, 3/1/18,
              Callable 3/1/08 @ 102, FSA..........     1,311
  1,000     Terrebonne Parish, Hospital Service
              District #1, 5.20%, 4/1/13, Callable
              4/1/08 @ 102, AMBAC.................     1,031

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
    690     Terrebonne Parish, Waterworks District
              #1, Water Revenue, 5.70%, 11/1/06,
              Callable 11/1/03 @ 102, FGIC........  $    748
    500     Terrebonne Parish, Waterworks District
              #1, Water Revenue, 5.75%, 11/1/08,
              Callable 11/1/03 @ 102, FGIC........       547
    555     Vermilion Parish, Hospital Service,
              District #2, Health Care Revenue,
              Series A, 6.35%, 5/1/00, MBIA.......       577
                                                    --------
                                                     202,115
                                                    --------
  Total Municipal Bonds                              202,115
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
INVESTMENT COMPANIES (0.0%):
      0     The One Group Municipal Money Market
              Fund, Class I (b)...................  $      0
                                                    --------
  Total Investment Companies                               0
                                                    --------
Total (Cost $190,843) (a)                           $202,115
                                                    ========

------------

Percentages indicated are based on net assets of $202,738.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation.....................................    $11,343
Unrealized depreciation.....................................        (71)
                                                                -------
Net unrealized appreciation.................................    $11,272
                                                                =======

(b) Rounds to less than $1,000.

AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
BIG      Insured by Bond Insurance Guarantee
ETM      Escrowed to Maturity
FGIC     Insured by Federal Guarantee Insurance Corp.
FNMA     Insured by Federal National Mortgage Association
FSA      Insured by Federal Security Assurance
GNMA     Insured by Government National Mortgage Association
GO       General Obligation
MBIA     Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 MUNICIPAL BONDS (100.2%):
Arizona (0.4%):
  1,000     Maricopa County, Industrial
              Development Single Family Mortgage
              Revenue, 0.00%, 12/31/14, ETM.......  $    465
                                                    --------
California (0.4%):
  1,350     San Marcos Public Facilities, 0.00%,
              9/1/19, ETM.........................       470
                                                    --------
Hawaii (0.4%):
    400     State GO, Series BT, 8.13%, 2/1/00....       421
                                                    --------
Louisiana (0.4%):
  2,000     Public Facilities Authority Revenue,
              8.00%, 11/1/05, Callable 5/1/99 @
              100.................................     1,945
                                                    --------
Maryland (0.7%):
  2,960     Prince Georges County, Housing
              Authority Revenue, Foxglenn Apts.,
              Series A, AMT, 0.00%, 5/20/22,
              Callable 5/20/00 @ 28.732, GNMA.....       800
                                                    --------
Ohio (0.7%):
    500     Columbus, GO, 8.13%, 5/1/04...........       601
    250     Public Community Facilities, Higher
              Education Cap, Revenue, Series II-B,
              5.38%, 11/1/00, AMBAC...............       259
                                                    --------
                                                         860
                                                    --------
Puerto Rico (0.9%):
  1,000     Industrial Tourist, Educational,
              Medical and Environmental Control
              Facilities, Auxilio Mutuo Hospital
              Obligation Group, 5.80%, 7/1/06,
              Callable 1/1/05 @ 102, MBIA.........     1,106
                                                    --------
Tennessee (0.8%):
  3,000     Nashville & Davidson County Facilities
              Board Revenue, 0.00%, 6/1/21, ETM...       905
                                                    --------
Texas (0.7%):
  1,850     Port Arthur Housing Financial Corp.,
              0.00%, 3/1/15, ETM..................       842
                                                    --------
Virginia (0.2%):
    200     State Public School Authority Revenue,
              Series A, 6.30%, 8/1/01.............       213
                                                    --------
West Virginia (93.3%):
    170     Bath & Waterworks Revenue, 5.80%,
              9/1/19, Callable 9/1/07 @ 102.......       175
  1,000     Berkeley County, Building Community,
              Hospital Revenue, City Hospital
              Project, 6.50%, 11/1/09, Callable
              11/1/02 @ 102.......................     1,077
  1,000     Berkeley County, Education Board, GO,
              5.50%, 4/1/01.......................     1,040

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
    800     Berkeley County, Education Board, GO,
              5.55%, 4/1/02.......................  $    842
    900     Berkeley County, Education Board, GO,
              5.60%, 4/1/03.......................       960
    500     Berkeley County, Education Board, GO,
              5.00%, 6/1/08, Callable 6/1/05 @
              100, FGIC...........................       524
  1,525     Brooke Pleasants Tyler Wetzed
              Counties, Single Family Mortgage
              Revenue, 7.40%, 8/15/10, ETM........     1,938
  1,000     Building Commission Lease Revenue
              Jail, Series A, 5.38%, 7/1/18,
              AMBAC...............................     1,059
    225     Cabell County, Education Board, GO,
              6.10%, 5/1/99, MBIA, ETM............       227
    150     Cabell County, Education Board, GO,
              6.20%, 5/1/00, MBIA, ETM............       156
  1,670     Cabell County, Education Board, GO,
              6.60%, 5/1/04, MBIA, ETM............     1,888
  1,500     Cabell County, Education Board, GO,
              6.00%, 5/1/06, MBIA, ETM............     1,686
     75     Charles Town Residential Mortgage,
              Revenue, Series A, 5.40%, 9/1/02....        78
     75     Charles Town Residential Mortgage,
              Revenue, Series A, 5.56%, 3/1/03....        79
     65     Charles Town Residential Mortgage,
              Revenue, Series A, 5.70%, 9/1/04,
              Callable 3/1/03 @ 102...............        69
  1,555     Charleston Building Community, Parking
              Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/17........       512
  1,570     Charleston Building Community, Parking
              Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/18........       484
  1,570     Charleston Building Community, Parking
              Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/19........       451
    400     Charleston Building Community, Parking
              Facility Revenue, Capital
              Appreciation, 0.00%, 12/1/20........       107
  1,010     Charleston Parking Revenue, Series B,
              6.75%, 6/1/08, Callable 12/1/04 @
              102.................................     1,154
  1,500     Charleston Urban Renewal Authority
              Lease Revenue, 5.05%, 12/15/14,
              Callable 12/15/09 @ 103.............     1,532
  1,020     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty, 0.00%,
              9/1/08, FSA.........................       673

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
  1,000     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty, 0.00%,
              9/1/11, FSA.........................  $    560
  1,000     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty, 0.00%,
              9/1/12, FSA.........................       528
  1,270     Fairmont General Hospital Revenue,
              5.15%, 11/1/07......................     1,287
    790     Fairmont Waterworks Revenue, 5.30%,
              7/1/09, Callable 7/1/07 @ 102,
              MBIA................................       858
    925     Fairmont Waterworks Revenue, 5.50%,
              7/1/12, Callable 7/1/07 @ 102,
              MBIA................................     1,004
  1,000     Fairmont Waterworks Revenue, 5.25%,
              7/1/17, Callable 1/1/09 @ 102,
              AMBAC...............................     1,032
  2,500     Harrison County, Board of Education,
              GO, 6.40%, 5/1/07, FGIC.............     2,900
  2,000     Harrison County, Community Special
              Obligation Revenue, Series A, 6.25%,
              5/15/10, ETM........................     2,336
  1,500     Harrison County, Education Board, GO,
              6.30%, 5/1/05, FGIC.................     1,694
    505     Harrison County, Healthcare Building
              Revenue, Maplewood Retirement
              Center, 5.00%, 4/1/12, Callable
              4/1/08 @ 102, AMBAC.................       517
    500     Harrison County, Healthcare Building
              Revenue, Maplewood Retirement
              Center, 5.10%, 4/1/13, Callable
              4/1/08 @ 102, AMBAC.................       513
    735     Jackson County, Residential Mortgage
              Revenue, 7.38%, 6/1/10, Callable
              6/1/99 @ 100, FGIC, ETM.............       930
  1,000     Kanawha County, Community Building
              Revenue, Charleston Hospital, 7.50%,
              11/1/08, Prerefunded 11/1/99 @ 102,
              AMBAC...............................     1,056
  3,910     Kanawha Mercer Nicholas Counties,
              Single Family Mortgage Revenue,
              0.00%, 2/1/15, Prerefunded 2/1/14 @
              89.85...............................     1,705
  4,935     Kanawha-Putnam County, Single Family
              Mortgage Revenue, Series A, 0.00%,
              12/1/16, AMBAC, ETM.................     2,044
  1,654     Keyser Housing Corp. Mortgage Revenue,
              7.25%, 4/1/21, Callable 11/1/99 @
              100, FHA............................     1,664
  1,065     Marion County, Single Family Mortgage
              Revenue, 7.38%, 8/1/11, FGIC, ETM...     1,357

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
    500     Marshall County, Special Obligation,
              6.50%, 5/15/10, ETM.................  $    584
  1,000     Monongalia County, Board of Education,
              GO, 7.00%, 4/1/03, MBIA.............     1,123
    440     Monongalia County, Board of Education,
              GO, 7.00%, 4/1/04, MBIA.............       504
    300     Monongalia County, Board of Education,
              GO, 7.00%, 4/1/05, MBIA.............       349
  1,000     Monongalia County, Building Community,
              Healthcare Revenue, 5.75%, 11/15/14,
              Callable 11/15/02 @ 102.............     1,009
  1,725     Ohio County, Board of Education, GO,
              5.00%, 6/1/13, Callable 6/1/08 @
              102.................................     1,754
  1,295     Parkersburg Waterworks & Sewer System
              Revenue, 5.50%, 3/1/10, Callable
              9/1/06 @ 102, FSA...................     1,416
  1,335     Parkersburg Waterworks & Sewer System
              Revenue, 5.50%, 9/1/10, Callable
              9/1/06 @ 102, FSA...................     1,460
    900     Parkersburg Waterworks & Sewer System
              Revenue, 5.70%, 9/1/13, Callable
              9/1/06 @ 102, FSA...................       987
  2,500     Pleasants County, Pollution Control
              Revenue, Potomac Power, 6.15%,
              5/1/15, Callable 5/1/05 @ 102,
              AMBAC...............................     2,763
  1,000     Pleasants County, Pollution Control
              Revenue, Potomac Power, 6.15%,
              5/1/15, Callable 5/1/05 @ 102,
              MBIA................................     1,105
  1,750     Pleasants County, Pollution Control
              Revenue, West Penn Power, 6.15%,
              5/1/15, Callable 5/1/05 @ 102,
              AMBAC...............................     1,934
  1,015     Putnam County, Pollution Control
              Revenue, FMC Corp., 5.63%, 10/1/13,
              Callable 10/1/07 @ 102..............     1,040
  2,000     Randolph County, Health Systems
              Revenue, Davis Health Systems, Inc.,
              5.20%, 11/1/15, Callable 11/1/13 @
              100, FSA............................     2,064
  1,750     School Building Authority Revenue,
              Capital Improvement, 6.25%, 7/1/01,
              MBIA................................     1,862
  1,000     School Building Authority Revenue,
              Capital Improvement, 5.50%, 7/1/11,
              Callable 7/1/07 @ 102, AMBAC........     1,091
    800     School Building Authority Revenue,
              Capital Improvement, Series B,
              6.80%, 7/1/00, MBIA.................       840

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
  1,000     School Building Authority Revenue,
              Capital Improvement, Series B,
              6.90%, 7/1/02, Callable 7/1/00 @
              102, MBIA...........................  $  1,071
    500     School Building Authority Revenue,
              Capital Improvement, Series B,
              6.95%, 7/1/03, Prerefunded 7/1/00 @
              102, MBIA...........................       536
    200     School Building Authority Revenue,
              Capital Improvement, Series B,
              6.75%, 7/1/06, MBIA.................       234
  1,000     School Building Authority Revenue,
              Capital Improvement, Series B,
              6.00%, 7/1/12, Callable 7/1/02 @
              100, MBIA...........................     1,068
  1,500     State, 5.25%, 6/1/12, Callable 6/1/08
              @ 101, FGIC.........................     1,594
    500     State Building Common Lease Revenue,
              6.70%, 7/1/02, Prerefunded 7/1/00 @
              102, MBIA...........................       534
  1,000     State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/08,
              Callable 7/1/07 @ 102, MBIA.........     1,078
  1,000     State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/09,
              Callable 7/1/07 @ 102, MBIA.........     1,079
    250     State GO, 5.25%, 3/1/01, Callable
              3/1/00 @ 100........................       250
    200     State GO, 5.70%, 6/1/01, Callable
              6/1/99 @ 100........................       202
  1,200     State GO, 6.10%, 6/1/03, Callable
              6/1/99 @ 100.5......................     1,209
    300     State GO, Series A, 5.30%, 2/1/00.....       307
    600     State GO, Series A, 5.40%, 2/1/01.....       623
  2,500     State GO, Series A, 5.50%, 2/1/02.....     2,634
  1,000     State GO, Series B, AMT, 5.80%,
              11/1/11, Callable 11/1/06 @ 102,
              FGIC................................     1,115
  1,000     State GO, Series B, AMT, 5.85%,
              11/1/12, Callable 11/1/06 @ 102,
              FGIC................................     1,115
  1,160     State GO, Series B, AMT, 5.10%,
              11/1/15, Callable 11/1/08 @ 102,
              FGIC................................     1,180
    625     State Hospital Finance Authority,
              Hospital Revenue, 5.50%, 1/1/02,
              MBIA................................       656
    500     State Hospital Finance Authority,
              Hospital Revenue, 5.70%, 1/1/04,
              Callable 1/1/02 @ 102, MBIA.........       533
    500     State Hospital Finance Authority,
              Hospital Revenue, 7.00%, 8/1/04,
              FSA.................................       521

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
  2,350     State Hospital Finance Authority,
              Hospital Revenue, 5.10%, 6/1/06,
              Callable 6/1/03 @ 102, MBIA.........  $  2,473
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 5.13%, 9/1/06,
              Callable 9/1/05 @ 102, MBIA.........     1,062
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 7.00%, 8/1/09,
              Prerefunded 8/1/99 @ 102, FSA.......     1,042
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 5.75%, 9/1/13,
              Callable 9/1/05 @ 102, MBIA.........     1,087
    190     State Housing Development, 6.30%,
              11/1/03, Callable 5/1/02 @ 103,
              FHA.................................       203
    195     State Housing Development, 6.40%,
              5/1/04, Callable 5/1/02 @ 103,
              FHA.................................       210
    205     State Housing Development, 6.40%,
              11/1/04, Callable 5/1/02 @ 103,
              FHA.................................       221
    245     State Housing Development, 6.75%,
              11/1/10, Callable 5/1/02 @ 103,
              FHA.................................       265
    315     State Housing Development, 6.75%,
              5/1/11, Callable 5/1/02 @ 103,
              FHA.................................       341
    320     State Housing Development, 6.75%,
              11/1/11, Callable 5/1/02 @ 103,
              FHA.................................       346
  1,000     State Housing Development, 5.05%,
              11/1/14, Callable 5/1/08 @ 101.5....     1,006
  1,000     State Housing Development, 5.10%,
              11/1/15, Callable 5/1/08 @ 101.5....     1,008
  1,000     State Housing Development, 5.80%,
              5/1/17, Callable 5/1/07 @ 102.......     1,057
    655     State Housing Development, AMT, 5.65%,
              11/1/15, Callable 11/1/07 @ 102.....       685
  1,000     State Roads, GO, 5.00%, 6/1/14,
              Callable 6/1/08 @ 101, FGIC.........     1,022
  1,520     State Single Family Housing Mortgage
              Revenue, 5.30%, 8/1/13, Callable
              8/1/07 @ 102, GNMA/FNMA.............     1,585
  1,500     State University Revenue, 5.75%,
              4/1/03, AMBAC.......................     1,616
  1,500     State University Revenue, 5.75%,
              4/1/04, Callable 4/1/03 @ 102,
              AMBAC...............................     1,635
  1,000     State University Revenue, 6.00%,
              4/1/07, Callable 4/1/03 @ 102,
              AMBAC...............................     1,095
  1,000     State University Revenue, 6.00%,
              4/1/12, Callable 4/1/03 @ 102,
              AMBAC...............................     1,093
    100     State Water Development Authority
              Revenue, Loan Program, Series A,
              7.30%, 11/1/99......................       103

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
    100     State Water Development Authority
              Revenue, Loan Program, Series A,
              7.40%, 11/1/00......................  $    107
    130     State Water Development Authority
              Revenue, Loan Program, Series A,
              6.90%, 11/1/01......................       141
    160     State Water Development Authority
              Revenue, Loan Program, Series A,
              7.10%, 11/1/04, Callable 11/1/01 @
              102.................................       176
  2,000     State Water Development Authority
              Revenue, Loan Program, Series A,
              7.00%, 11/1/11, Callable 11/1/01 @
              102, FSA............................     2,202
    225     University Dormitory Revenue, Series
              A, 5.60%, 5/1/99, MBIA..............       227
  1,715     University Revenue, Series A, 5.30%,
              5/1/12, Callable 11/1/07 @ 101,
              AMBAC...............................     1,822
  1,125     University Revenue, Series A, 5.25%,
              4/1/13, Callable 4/1/08 @ 102,
              AMBAC...............................     1,186
  1,500     University Revenues, Dorm Project A,
              5.00%, 5/1/18, Callable 11/1/07 @
              101, AMBAC..........................     1,503

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
  1,000     University Revenues, Series A, 5.13%,
              4/1/17, Callable 4/1/08 @ 102,
              AMBAC...............................  $  1,019
    750     University Revenues, State University
              System, Marshall University Library,
              5.60%, 4/1/11, Callable 4/1/06 @
              101, AMBAC..........................       816
  1,000     Wheeling Waterworks & Sewer System
              Revenue, 5.40%, 6/1/11, Callable
              6/1/07 @ 100, FGIC..................     1,070
  1,200     Wheeling Waterworks & Sewer System
              Revenue, Series C, 6.60%, 6/1/12,
              Prerefunded 6/1/02 @ 100, FGIC......     1,311
                                                    --------
                                                     108,855
                                                    --------
  Total Municipal Bonds                              116,882
                                                    --------
INVESTMENT COMPANIES (1.2%):
  1,348     The One Group Municipal Money Market
              Fund, Class I.......................     1,348
                                                    --------
  Total Investment Companies                           1,348
                                                    --------
Total (Cost $110,718)(a)                            $118,230
                                                    ========

------------

Percentages indicated are based on net assets of $116,573.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 7,598
                   Unrealized depreciation......................      (86)
                                                                  -------
                   Net unrealized appreciation..................  $ 7,512
                                                                  =======

AMBAC      Insured by AMBAC Indemnity Corp.
AMT        Alternative Minimum Tax Paper
ETM        Escrowed to Maturity
FGIC       Insured by Federal Guarantee Insurance Corp.
FHA        Insured by Federal Housing Administration
FSA        Insured by Federal Security Assurance
GO         General Obligation
GNMA       Insured by Government National Mortgage Association
MBIA       Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 MUNICIPAL BONDS (100.1%):
Arizona (98.7%):
  1,175     Apache County, Public Finance Corp.,
              Certificates of Participation,
              5.25%, 5/1/04, Callable 5/1/00 @
              102.................................  $  1,203
    500     Apache County, Public Finance Corp.,
              Certificates of Participation,
              5.50%, 5/1/10, Callable 5/1/00 @
              102.................................       517
  1,000     Arizona State University Revenues,
              6.90%, 7/1/04, Callable 7/1/02 @
              101, AMBAC..........................     1,107
  1,950     Arizona State University Revenues,
              Series A, 5.85%, 7/1/08, Callable
              7/1/02 @ 101........................     2,093
  1,820     Arizona State University Revenues,
              Series A, 5.90%, 7/1/09, Callable
              7/1/02 @ 101........................     1,956
    725     Casa Grande, Excise Tax Revenue,
              5.90%, 4/1/09, Callable 4/1/04 @
              100, FGIC...........................       788
    750     Central Arizona Water Conservation
              District, Contract Revenue, 7.15%,
              11/1/99.............................       775
  3,300     Central Arizona Water Conservation
              District, Contract Revenue, 7.13%,
              11/1/11, Prerefunded 11/1/00 @
              102.................................     3,582
  2,875     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project, 4.75%, 11/1/07,
              Callable 5/1/04 @ 102, MBIA.........     2,992
  1,460     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project -- Series A, 5.20%,
              11/1/03.............................     1,548
  4,000     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project -- Series A, 5.40%,
              11/1/05.............................     4,328
  4,750     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project -- Series A, 5.40%,
              11/1/06.............................     5,172
  5,000     Chandler, Capital Appreciation, GO,
              0.00%, 7/1/07, FGIC.................     3,494
    625     Coconino & Yavapai Counties, School
              District #9, Sedona Oak Creek
              Project of 1992-C, GO, 5.60%,
              7/1/06, Callable 7/1/02 @ 101,
              FGIC................................       665

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  2,400     Coconino County, Arizona University,
              School District #001, Flagstaff, GO,
              5.50%, 7/1/08, Callable 7/1/05 @
              101, AMBAC..........................  $  2,606
  2,500     East Valley Institute of Technology,
              District #401, Project of 1994,
              Series B, GO, 6.00%, 7/1/05,
              AMBAC...............................     2,788
  2,000     Gila County Industrial Development
              Authority Revenue, Asarco Inc.,
              5.55%, 1/1/27, Callable 1/1/08, @
              102.................................     1,976
  1,000     Gilbert Improvement District #011, GO,
              7.60%, 1/1/04, Callable 7/1/99 @
              102, FGIC...........................     1,041
  1,000     Glendale Municipal Property Corp.,
              7.00%, 7/1/05, Callable 7/1/99 @
              101, MBIA...........................     1,028
  1,000     Glendale Municipal Property Corp.,
              7.00%, 7/1/09, Callable 7/1/99 @
              101, MBIA...........................     1,029
  4,000     Glendale University High School,
              District #205, Projects of
              1993 -- Series A, GO, 5.30%, 7/1/07,
              Callable 7/1/03 @ 101...............     4,235
  2,900     Glendale University High School,
              District #205, Projects of
              1993 -- Series B, GO, 5.45%, 7/1/09,
              Callable 7/1/05 @ 101, FGIC.........     3,123
  2,000     Maricopa County, Community College
              District, 5.00%, 7/1/13, Callable
              7/1/06 @ 101........................     2,057
  1,570     Maricopa County, Community College
              District, Building Revenue, 5.10%,
              7/15/05, MBIA.......................     1,675
  1,000     Maricopa County, Community College
              District, Series A, 6.00%, 7/1/07,
              Callable 7/1/03 @ 101...............     1,092
  1,855     Maricopa County, Industrial
              Development Authority, Multi -Family
              Housing Revenue, 5.20%, 7/1/18,
              Callable 7/1/08 @ 102...............     1,881
  1,500     Maricopa County, Industrial
              Development Authority, 5.00%,
              7/1/21, Callable 7/1/08 @ 101.......     1,456
    500     Maricopa County, Industrial
              Development Authority, Hospital
              Facility Revenue, St. Joseph's
              Hospital & Medical Centers Project,
              6.20%, 11/1/11, Putable 11/1/99 @
              100, ETM............................       511
  1,500     Maricopa County, Industrial
              Development Authority, Hospital
              Revenue, 5.25%, 11/15/37, Callable
              5/15/08 @ 101.......................     1,511

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  1,500     Maricopa County, School District #001,
              Phoenix Elementary Project of
              1998 -- Series A, GO, 5.00%, 7/1/14,
              Callable 7/1/08 @ 100, FSA..........  $  1,525
  1,000     Maricopa County, School District #001,
              Phoenix Elementary, GO, 5.50%,
              7/1/10, Callable 7/1/07 @ 101,
              MBIA................................     1,093
  2,000     Maricopa County, School District #038,
              Madison Elementary Project of
              1995 -- Series B, GO, 5.80%, 7/1/15,
              Callable 7/1/06 @ 101, MBIA.........     2,244
  1,015     Maricopa County, School District #038,
              Madison Elementary, GO, 5.30%,
              7/1/08, Callable 7/1/03 @ 101,
              AMBAC...............................     1,071
    750     Maricopa County, School District #097,
              Deer Valley Project of
              1996 -- Series C, GO, 5.35%, 7/1/09,
              Callable 7/1/07 @ 100, FSA..........       809
  2,000     Maricopa County, School District #11,
              5.00%, 7/1/09, Callable 7/1/07 @
              101, AMBAC..........................     2,122
  2,000     Maricopa County, School District #210,
              Project of 1995 -- Series B, GO,
              5.38%, 7/1/13.......................     2,117
  1,200     Maricopa County, School District #210,
              Series A, GO, 5.60%, 7/1/13,
              Callable 7/1/05 @ 101...............     1,286
  2,000     Maricopa County, School District #4,
              GO, 5.50%, 7/1/09, Callable 7/1/05 @
              102, FGIC...........................     2,175
  2,500     Maricopa County, School District #4,
              GO, 5.00%, 7/1/10, Callable 7/1/06 @
              101, FGIC...........................     2,626
    750     Maricopa County, School District #4,
              GO, 5.65%, 7/1/11, Callable 7/1/05 @
              102, FGIC...........................       819
  2,500     Maricopa County, School District #48,
              Scottsdale School Improvements, GO,
              5.00%, 7/1/14, Callable 7/1/04 @
              101.................................     2,552
  1,000     Maricopa County, School District #48,
              Scottsdale, GO, 5.20%, 7/1/06,
              Callable 7/1/03 @ 101...............     1,057
  1,475     Maricopa County, School District #48,
              Scottsdale, GO, 4.90%, 7/1/06,
              Callable 7/1/02 @ 101...............     1,531

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  1,000     Maricopa County, School District #48,
              Scottsdale, GO, 5.25%, 7/1/08,
              Callable 7/1/03 @ 101...............  $  1,063
  2,000     Maricopa County, School District #48,
              Scottsdale, Series B, GO, 6.10%,
              7/1/02..............................     2,159
  1,000     Maricopa County, School District #48,
              Scottsdale, Series B, GO, 6.30%,
              7/1/04..............................     1,120
  3,100     Maricopa County, School District #69,
              Paradise Valley, GO, 5.80%, 7/1/09,
              AMBAC...............................     3,506
  2,400     Maricopa County, School District #69,
              Paradise Valley, GO, 5.00%, 7/1/09,
              Callable 7/1/03 @ 102, AMBAC........     2,499
  1,000     Maricopa County, School District #69,
              Paradise Valley, GO, 6.35%, 7/1/10,
              MBIA................................     1,179
  1,500     Maricopa County, School District #69,
              Paradise Valley, Series E, GO,
              4.00%, 7/1/16, Callable 7/1/07 @
              101, FSA............................     1,343
    200     Maricopa County, School District #8,
              0.00%, 7/1/12, FGIC.................       107
  1,000     Maricopa County, School District #80,
              Chandler Projects of 1995 -- Series
              C, GO, 5.10%, 7/1/08, FGIC..........     1,072
  1,000     Maricopa County, School District #80,
              Chandler, GO, 5.80%, 7/1/08,
              Callable 7/1/05 @ 101, FGIC.........     1,113
    920     Maricopa County, School District #9,
              Wickenburg, GO, 5.50%, 7/1/13,
              Callable 7/1/07 @ 100, AMBAC........       982
  1,000     Maricopa County, School District #97,
              5.00%, 7/1/11, Callable 7/1/08 @
              100, MBIA...........................     1,035
  2,345     Mesa Arizona Street & Highway, 5.00%,
              7/1/15, Callable 7/1/07 @ 100,
              FGIC................................     2,376
    750     Mesa Industrial Development Authority
              Revenue, 5.00%, 1/1/19, Callable
              1/1/08 @ 101, MBIA..................       744
  1,625     Mesa, GO, 6.00%, 7/1/02, AMBAC........     1,748
  3,000     Mesa, GO, 5.00%, 7/1/18, Callable
              7/1/08 @ 100, FGIC..................     3,011
  2,000     Mesa, Project of 1987, GO, 5.70%,
              7/1/08, Callable 7/1/03 @ 101.5,
              MBIA................................     2,183
  2,000     Mesa, Utility System Revenue, 5.38%,
              7/1/12, Callable 7/1/05 @ 101,
              FGIC................................     2,117
  1,205     Mohave County, Elementary School
              District #16, GO, 5.25%, 7/1/09,
              Callable 7/1/07 @ 100, MBIA.........     1,293

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  1,200     Mohave County, School District #1,
              Lake Havasu, GO, 5.20%, 7/1/09,
              Callable 7/1/03 @ 101, AMBAC........  $  1,258
  1,000     Mohave County, School District #1,
              Lake Havasu, GO, 4.75%, 7/1/12,
              FGIC................................     1,020
  2,050     Navajo County, School District #10,
              5.13%, 7/1/12, Callable 7/1/07 @
              101, FGIC...........................     2,125
  1,000     Northern Arizona University, Revenues,
              7.50%, 6/1/03, Prerefunded 6/1/99 @
              100.................................     1,018
  2,750     Northern Arizona University, Revenues,
              6.40%, 6/1/07, Callable 6/1/02 @
              101, FGIC...........................     2,996
  1,535     Northern Arizona University, Revenues,
              5.00%, 6/1/15, Callable 6/1/07 @
              101, FGIC...........................     1,557
  1,215     Northern Arizona University, Revenues,
              Series A, 5.60%, 6/1/05, Callable
              6/1/02 @ 102, AMBAC.................     1,299
  1,000     Oro Valley Municipal Property Corp.,
              Municipal Water System Revenue,
              Canada Hills, 5.45%, 7/1/14,
              Callable 7/1/08 @ 101, MBIA.........     1,071
  2,000     Phoenix Civic Improvement Airport
              Revenue, 5.00%, 7/1/17, Callable
              7/1/08 @ 101, FSA...................     2,019
  1,000     Phoenix Civic Improvement Airport
              Revenue, 5.00%, 7/1/18, Callable
              7/1/08 @ 101, FSA...................     1,004
  2,000     Phoenix Civic Improvement Corp.,
              Series B, 6.00%, 7/1/08, Callable
              7/1/04 @ 102........................     2,216
  2,000     Phoenix Civic Improvement Corp., Water
              System Revenue, 5.63%, 7/1/09,
              Callable 7/1/06 @ 100...............     2,207
    725     Phoenix Street & Highway User Revenue,
              6.25%, 7/1/06, Callable 7/1/02 @
              102.................................       794
  2,000     Phoenix Street & Highway User Revenue,
              6.50%, 7/1/09, ETM..................     2,328
  1,255     Phoenix Street & Highway User Revenue,
              Series A, 5.80%, 7/1/05, Callable
              7/1/02 @ 102, FGIC..................     1,351
  3,950     Phoenix, GO, 6.38%, 7/1/13, Callable
              7/1/02 @ 102........................     4,324
  2,000     Phoenix, GO, Series A, 5.20%,
              7/1/05..............................     2,146
  1,000     Phoenix, GO, Series A, 5.40%,
              7/1/07..............................     1,096

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  1,000     Phoenix, Industrial Development
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 5.35%,
              6/1/20, Callable 12/1/07 @ 101.5,
              GNMA/ FNMA/FHLMC....................  $  1,018
  1,000     Pima County, Arizona College District,
              Certificates of Participation,
              Series B, 6.00%, 7/1/07, Callable
              7/1/01 @ 101, AMBAC.................     1,062
    725     Pima County, GO, 5.60%, 7/1/07,
              Callable 7/1/03 @ 101...............       776
    555     Pima County, GO, 6.20%, 7/1/08,
              Callable 7/1/02 @ 101...............       602
  1,500     Pima County, Industrial Development
              Authority, HealthPartners -- Series
              A, 5.30%, 4/1/07, MBIA..............     1,614
    815     Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue Refunding, Series B, AMT,
              6.15%, 11/1/23, Callable 5/1/07 @
              102, GNMA...........................       894
  1,035     Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue, Series A, 6.40%, 8/1/11,
              Callable 8/1/05 @ 102...............     1,111
    225     Pima County, Industrial Development
              Authority, Single Family Mortgage
              Revenue, Series A, 7.63%, 2/1/12,
              Callable 2/1/01 @ 101...............       235
  1,585     Pima County, Sewer Revenue, Series A,
              4.90%, 7/1/08, Callable 7/1/04 @
              102, FGIC...........................     1,661
  2,000     Pima County, Union School District,
              5.38%, 7/1/09, FGIC.................     2,200
  1,000     Pima County, Union School District #1,
              Project of 1989 -- Series G, GO,
              5.00%, 7/1/06, Callable 7/1/05 @
              101, MBIA...........................     1,064
  2,205     Pima County, Union School District #1,
              Project of 1989 -- Series G, GO,
              5.00%, 7/1/07, Callable 7/1/05 @
              101, MBIA...........................     2,340
  1,000     Pima County, Union School District #1,
              Series B, GO, 7.20%, 7/1/09,
              Prerefunded 7/1/00 @ 101............     1,066
  1,500     Pima County, Union School District #1,
              Series C, GO, 6.88%, 7/1/10,
              Prerefunded 7/1/01 @ 101, MBIA......     1,631

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  1,200     Pinal County, School District #004,
              Casa Grande Elementary School
              Improvement, GO, 6.00%, 7/1/04,
              Callable 7/1/01 @ 101, AMBAC........  $  1,294
  1,000     Prescott Property Corp. Facilities,
              5.13%, 1/1/18, Callable 1/1/08 @
              101, FGIC...........................     1,030
  1,000     Prescott Valley Water District,
              Revenue, 4.88%, 1/1/19, Callable
              1/1/09 @ 101, MBIA..................       984
  2,015     Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, 6.00%,
              1/1/07..............................     2,279
  1,270     Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              5.40%, 1/1/04.......................     1,362
  2,000     Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              5.63%, 1/1/06.......................     2,196
  1,000     Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              6.50%, 1/1/07, Callable 1/1/01 @
              102.................................     1,073
  1,000     Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              5.00%, 1/1/20, Callable 1/1/08 @
              101.................................     1,000
  3,250     Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series B,
              5.20%, 1/1/08.......................     3,513
  2,500     Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series B,
              5.38%, 1/1/09, Callable 1/1/03 @
              102.................................     2,650
  3,000     Salt River Project, Agriculture,
              Improvement & Power District,
              Electric Systems Revenue, Series D,
              6.00%, 1/1/13, Callable 1/1/02 @
              102.................................     3,224
  2,815     Santa Cruz County Industrial
              Development, Citizens Utility Co.,
              4.75%, 8/1/20.......................     2,865
  2,085     Scottsdale Municipal Property Corp.,
              Excise Tax Revenue, 5.38%, 7/1/05...     2,257
  1,000     Scottsdale Municipal Property Corp.,
              Lease Revenue, Excise Tax Revenue,
              6.38%, 5/1/05, Callable 11/1/02 @
              100.................................     1,089

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  1,900     Scottsdale Project of 1989, Series E,
              GO, 5.50%, 7/1/14, Callable 7/1/02 @
              101.................................  $  2,015
  1,065     Scottsdale Street & Highway User
              Revenue, 5.50%, 7/1/07..............     1,174
  2,000     Scottsdale Water & Sewer, A989 --
              Series D, 5.00%, 7/1/19, Callable
              7/1/08 @ 101, FSA...................     2,006
  2,250     Scottsdale Water & Sewer, Revenue,
              4.50%, 7/1/20.......................     2,104
  1,700     Scottsdale, GO, 5.25%, 7/1/06.........     1,837
    500     Scottsdale, GO, 5.50%, 7/1/09.........       556
    500     Scottsdale, GO, 5.00%, 7/1/09,
              Callable 7/1/03 @ 101...............       521
  2,500     Scottsdale, Industrial Development
              Authority, Hospital Revenue,
              Scottsdale Memorial Hospitals,
              Series A, 6.13%, 9/1/17, Callable
              9/1/07 @ 102, AMBAC.................     2,784
  2,000     Sedona Wastewater Excise Tax Revenue,
              5.00%, 7/1/19, MBIA.................     2,005
  1,000     Sedona Wastewater Excise Tax Revenue,
              0.00%, 7/1/21, MBIA.................       321
  1,000     Sedona Wastewater Excise Tax Revenue,
              0.00%, 7/1/23, MBIA.................       290
  1,000     Show Low, Industrial Development
              Authority, Hospital Revenue,
              Navapache Regulated Medical Center,
              Series A, 5.50%, 12/1/17, Callable
              12/1/07 @ 100, ACA..................     1,026
  2,500     State Certificates of Participation,
              6.63%, 9/1/08, Callable 9/1/01 @
              102, FSA............................     2,726
  1,000     State Municipal Financing Program,
              Certificates of Participation,
              Series 20, 7.70%, 8/1/10, ETM,
              BIG.................................     1,273
  1,000     State Municipal Financing Program,
              Certificates of Participation,
              Series 27, 7.00%, 8/1/04, Callable
              8/1/99 @ 100, BIG...................     1,013
  1,000     State Power Authority Resource
              Revenue, Hoover Uprating Project,
              4.80%, 10/1/01, MBIA................     1,032
  2,035     State Power Authority Resource
              Revenue, Hoover Uprating Project,
              5.40%, 10/1/07, Callable 10/1/03 @
              102, MBIA...........................     2,182
  3,000     State Transportation Board Highway
              Revenue, 5.25%, 7/1/07, Callable
              7/1/03 @ 102........................     3,195

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  1,635     Tempe, GO, 5.00%, 7/1/10, Callable
              7/1/06 @ 101........................  $  1,716
  1,815     Tempe, GO, 4.90%, 7/1/12, Callable
              7/1/08 @ 100........................     1,868
  2,000     Tempe, GO, 4.50%, 7/1/15, Callable
              7/1/07 @ 101........................     1,943
  1,000     Tempe, GO, Series A, 5.10%, 7/1/05....     1,068
    580     Tempe, GO, Series B, 6.00%, 7/1/06,
              Callable 7/1/02 @ 101...............       628
  2,500     Tucson, 5.00%, 7/1/19, Callable 7/1/07
              @ 100...............................     2,506
  1,000     Tucson Street & Highway User Revenue,
              5.30%, 7/1/05, Callable 7/1/03 @
              102, MBIA...........................     1,071
  2,000     Tucson Water Revenue Refunding, Series
              A, 5.75%, 7/1/12, Callable 7/1/02 @
              102, MBIA...........................     2,148
  1,000     Tucson Water System, 5.13%, 7/1/20,
              Callable 7/1/07 @ 100...............     1,003
    700     University of Arizona, Foundation
              Certificates of Participation,
              Series 8, 4.90%, 8/1/09, MBIA.......       740
  1,000     University of Arizona, University
              Revenues, 6.25%, 6/1/11, Callable
              6/1/02 @ 102........................     1,089
  2,250     Water Infrastructure Financial
              Authority, Water Quality Financial
              Asset, Series A, 5.00%, 7/1/17,
              Callable 7/1/08 @ 100, MBIA.........     2,264
  1,100     Yavapai County, Industrial Development
              Authority, Hospital Facility
              Revenue, Yavapai Regional Medical
              Center -- Series A, 5.13%, 12/1/13,
              Callable 6/1/07 @ 102, FSA..........     1,136
  1,750     Yuma County, GO, 6.13%, 7/1/12,
              Callable 7/1/03 @ 101, AMBAC........     1,934

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
  1,305     Yuma County, GO, Elementary School
              District #1, 5.25%, 7/1/10, Callable
              7/1/07 @ 101, MBIA..................  $  1,400
  1,000     Yuma County, Industrial Development
              Authority, Hospital Revenue
              Refunding, Yuma Regional Medical
              Center, 5.50%, 8/1/09, Callable
              8/1/07 @ 102, MBIA..................     1,093
  1,000     Yuma County, Municipal Property Corp.
              Revenue, Series A, 5.20%, 7/1/09,
              Callable 7/1/03 @ 101, AMBAC........     1,047
  1,575     Yuma County, Union High School,
              District #70, GO, 5.00%, 7/1/06,
              Callable 7/1/02 @ 101, FGIC.........     1,637
                                                    --------
                                                     242,176
                                                    --------
Illinois (0.5%):
    845     Du Page County, School District #041,
              Glen Ellyn Capital Appreciation, GO,
              0.00%, 2/1/08, FGIC.................       568
    910     Du Page County, School District #041,
              Glen Ellyn Capital Appreciation, GO,
              0.00%, 2/1/09, FGIC.................       581
                                                    --------
                                                       1,149
                                                    --------
Tennessee (0.9%):
  2,985     Housing Development Agency, Issue 3A,
              Revenue, GO, AMT, 0.00%, 7/1/06.....     2,111
                                                    --------
  Total Municipal Bonds                              245,436
                                                    --------
INVESTMENT COMPANIES (0.0%):
      3     The One Group Municipal Money Market
              Fund, Class I.......................         3
                                                    --------
  Total Investment Companies                               3
                                                    --------
Total (Cost $230,428)(a)                            $245,439
                                                    ========

---------------

Percentages indicated are based on net assets of $245,079.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

Unrealized appreciation.....................................  $15,042
Unrealized depreciation.....................................      (31)
                                                              -------
Net unrealized appreciation.................................  $15,011
                                                              =======

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

ACA      American Capital Access
AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax
BIG      Insured by Bond Insurance Guarantee
ETM      Escrowed to Maturity
FGIC     Insured by Federal Guarantee Insurance Corp.
FHLMC    Insured by Federal Home Loan Mortgage Corp.
FNMA     Insured by Federal National Mortgage Assoc.
FSA      Insured by Federal Security Assurance
GNMA     Insured by Government National Mortgage Association
GO       General Obligation
MBIA     Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1998
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                              INTERMEDIATE   MUNICIPAL   KENTUCKY      OHIO
                                                                TAX-FREE      INCOME     MUNICIPAL   MUNICIPAL
                                                               BOND FUND       FUND      BOND FUND   BOND FUND
                                                              ------------   ---------   ---------   ---------
ASSETS:
Investments, at value (cost $525,222; $884,952; $134,639;
  $209,110; respectively)...................................    $549,886     $912,686    $143,959    $223,007
Cash........................................................          78           --          --          --
Interest and dividends receivable...........................       7,141       12,032       2,163       2,266
Receivable for capital shares issued........................           1        4,187         145         563
Prepaid expenses and other assets...........................           5            8           1           2
                                                                --------     --------    --------    --------
TOTAL ASSETS................................................     557,111      928,913     146,268     225,838
                                                                --------     --------    --------    --------
LIABILITIES:
Cash overdraft..............................................          --           --         126          --
Dividends payable...........................................       2,102        3,772         578         876
Payable for capital shares redeemed.........................           3           38          10           4
Payable to brokers for investments purchased................       9,310           --          --       1,047
Accrued expenses and other payables:
    Investment advisory fees................................         179          274          45          60
    Administration fees.....................................          78          129          20          32
    12b-1 fees..............................................           9           91          10          33
    Other...................................................          95          144          33          60
                                                                --------     --------    --------    --------
TOTAL LIABILITIES...........................................      11,776        4,448         822       2,112
                                                                --------     --------    --------    --------
NET ASSETS:
Capital.....................................................     519,438      900,633     137,650     213,660
Undistributed (distributions in excess) net investment
  income....................................................         233           18          --           5
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................       1,000       (3,920)     (1,525)     (3,836)
Net unrealized appreciation (depreciation) from
  investments...............................................      24,664       27,734       9,320      13,897
                                                                --------     --------    --------    --------
NET ASSETS..................................................    $545,335     $924,465    $145,445    $223,726
                                                                ========     ========    ========    ========
NET ASSETS
    Class I.................................................    $522,549     $692,783    $125,431    $163,840
    Class A.................................................      15,441      151,823       8,983      21,926
    Class B.................................................       7,345       76,113      11,031      37,960
    Class C.................................................          --        3,746          --          --
                                                                --------     --------    --------    --------
Total.......................................................    $545,335     $924,465    $145,445    $223,726
                                                                ========     ========    ========    ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Class I.................................................      47,028       68,023      11,968      14,676
    Class A.................................................       1,391       14,863         856       1,958
    Class B.................................................         662        7,478       1,058       3,367
    Class C.................................................          --          368          --          --
                                                                --------     --------    --------    --------
Total.......................................................      49,081       90,732      13,882      20,001
                                                                ========     ========    ========    ========
Net Asset Value:
    Class I Offering and redemption price per share.........    $  11.11     $  10.18    $  10.48    $  11.16
                                                                ========     ========    ========    ========
    Class A Redemption price per share......................    $  11.10     $  10.21    $  10.49    $  11.20
                                                                ========     ========    ========    ========
         Maximum sales charge...............................        4.50%        4.50%       4.50%       4.50%
                                                                ========     ========    ========    ========
         Maximum offering price per share
           (100%/(100%-maximum sales charge) of net asset
           value adjusted to nearest cent)..................    $  11.62     $  10.69    $  10.98    $  11.73
                                                                ========     ========    ========    ========
    Class B Offering price per share (a)....................    $  11.12     $  10.18    $  10.42    $  11.27
                                                                ========     ========    ========    ========
    Class C Offering price per share (a)....................    $     --     $  10.17    $     --    $     --
                                                                ========     ========    ========    ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1998
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                                LOUISIANA      WEST VIRGINIA       ARIZONA
                                                                MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                                BOND FUND        BOND FUND        BOND FUND
                                                                ---------      -------------      ---------
ASSETS:
Investments, at value (cost $190,843; $110,718; $230,428;
  respectively).............................................     $202,115         $118,230         $245,439
Interest and dividends receivable...........................        3,138            1,439            5,333
Receivable for capital shares issued........................          175               16               --
Prepaid expenses and other assets...........................            2                1                2
                                                                 --------         --------         --------
TOTAL ASSETS................................................      205,430          119,686          250,774
                                                                 --------         --------         --------
LIABILITIES:
Cash overdraft..............................................          511               --              101
Dividends payable...........................................          776              455              950
Payable for capital shares redeemed.........................          132               --               42
Payable to brokers for investments purchased................        1,079            2,556            4,414
Accrued expenses and other payables:
    Investment advisory fees................................           67               37               86
    Administration fees.....................................           25               14               31
    12b-1 fees..............................................           25                6                1
    Other...................................................           77               45               70
                                                                 --------         --------         --------
TOTAL LIABILITIES...........................................        2,692            3,113            5,695
                                                                 --------         --------         --------
NET ASSETS:
Capital.....................................................      191,358          108,987          229,647
Accumulated undistributed net realized gains (losses) from
  investment transactions...................................          108               74              421
Net unrealized appreciation (depreciation) from
  investments...............................................       11,272            7,512           15,011
                                                                 --------         --------         --------
NET ASSETS..................................................     $202,738         $116,573         $245,079
                                                                 ========         ========         ========
NET ASSETS
    Class I.................................................     $108,440         $105,357         $243,088
    Class A.................................................       84,986            5,239            1,570
    Class B.................................................        9,312            5,977              421
                                                                 --------         --------         --------
Total.......................................................     $202,738         $116,573         $245,079
                                                                 ========         ========         ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Class I.................................................       10,481           10,161           23,997
    Class A.................................................        8,215              501              156
    Class B.................................................          902              572               42
                                                                 --------         --------         --------
Total.......................................................       19,598           11,234           24,195
                                                                 ========         ========         ========
Net Asset Value:
    Class I Offering and redemption price per share.........     $  10.35         $  10.37         $  10.13
                                                                 ========         ========         ========
    Class A Redemption price per share......................     $  10.35         $  10.45         $  10.06
                                                                 ========         ========         ========
         Maximum sales charge...............................         4.50%            4.50%            4.50%
                                                                 ========         ========         ========
         Maximum offering price per share
           (100%/(100%-maximum sales charge) of net asset
           value adjusted to nearest cent)..................     $  10.84         $  10.94         $  10.53
                                                                 ========         ========         ========
    Class B Offering price per share (a)....................     $  10.35         $  10.44         $  10.14
                                                                 ========         ========         ========

------------

(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

                                                         INTERMEDIATE   MUNICIPAL   KENTUCKY      OHIO
                                                           TAX-FREE      INCOME     MUNICIPAL   MUNICIPAL
                                                          BOND FUND       FUND      BOND FUND   BOND FUND
                                                         ------------   ---------   ---------   ---------
INVESTMENT INCOME:
Interest income........................................    $ 13,710     $ 23,414    $  3,821    $  5,648
Dividend income........................................          50          285          24          39
                                                           --------     --------    --------    --------
Total Income...........................................      13,760       23,699       3,845       5,687
                                                           --------     --------    --------    --------
EXPENSES:
Investment advisory fees...............................       1,605        1,935         323         630
Administration fees....................................         435          700         117         171
12b-1 fees (Class A)...................................          27          214          15          35
12b-1 fees (Class B)...................................          33          340          40         158
12b-1 fees (Class C)...................................          --           17          --          --
Custodian and accounting fees..........................          39           54          20          19
Legal and audit fees...................................          10           13           5           5
Trustees' fees and expenses............................           4            6           1           1
Transfer agent fees....................................          28           48          26          29
Registration and filing fees...........................          33           86          15          18
Printing costs.........................................          17           27           4           6
Other..................................................           5            7           1           2
                                                           --------     --------    --------    --------
Total expenses before waivers..........................       2,236        3,447         567       1,074
Less waivers...........................................        (572)        (502)        (83)       (320)
                                                           --------     --------    --------    --------
Net Expenses...........................................       1,664        2,945         484         754
                                                           --------     --------    --------    --------
Net Investment Income..................................      12,096       20,754       3,361       4,933
                                                           --------     --------    --------    --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
  transactions.........................................       5,268        2,132         155          48
Net change in unrealized appreciation (depreciation)
  from investments.....................................         787        4,025         890       1,486
                                                           --------     --------    --------    --------
Net realized/unrealized gains from investments.........       6,055        6,157       1,045       1,534
                                                           --------     --------    --------    --------
Change in net assets resulting from operations.........    $ 18,151     $ 26,911    $  4,406    $  6,467
                                                           ========     ========    ========    ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
(Amounts in thousands)
(Unaudited)

                                                        LOUISIANA       WEST VIRGINIA        ARIZONA
                                                        MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                        BOND FUND         BOND FUND         BOND FUND
                                                        ---------       -------------       ---------
INVESTMENT INCOME:
Interest income.....................................      $4,966            $2,990            $6,465
Dividend income.....................................          33                35                24
                                                          ------            ------            ------
Total Income........................................       4,999             3,025             6,489
                                                          ------            ------            ------
EXPENSES:
Investment advisory fees............................         571               255               565
Administration fees.................................         155                92               204
12b-1 fees (Class A)................................         132                 6                 2
12b-1 fees (Class B)................................          39                23                 2
Custodian and accounting fees.......................          23                13                19
Legal and audit fees................................           5                 4                 5
Trustees' fees and expenses.........................           1                 1                 2
Transfer agent fees.................................          35                20                20
Registration and filing fees........................          19                16                15
Printing costs......................................           6                 3                 6
Other...............................................           2                 1                 2
                                                          ------            ------            ------
Total expenses before waivers.......................         988               434               842
Less waivers........................................        (278)              (62)              (73)
                                                          ------            ------            ------
Net Expenses........................................         710               372               769
                                                          ------            ------            ------
Net Investment Income...............................       4,289             2,653             5,720
                                                          ------            ------            ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
  transactions......................................         148               146             1,305
Net change in unrealized appreciation (depreciation)
  from investments..................................       1,857               990             1,832
                                                          ------            ------            ------
Net realized/unrealized gains from investments......       2,005             1,136             3,137
                                                          ------            ------            ------
Change in net assets resulting from operations......      $6,294            $3,789            $8,857
                                                          ======            ======            ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                               INTERMEDIATE                                          KENTUCKY
                                                 TAX-FREE                  MUNICIPAL                 MUNICIPAL
                                                 BOND FUND                INCOME FUND                BOND FUND
                                          -----------------------   -----------------------   -----------------------
                                           SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                             ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                          DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                              1998         1998         1998         1998         1998         1998
                                          ------------   --------   ------------   --------   ------------   --------
                                          (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...............    $ 12,096     $22,892      $ 20,754     $31,124      $  3,361     $  6,390
    Net realized gains (losses) from
      investment transactions...........       5,268       5,307         2,132       2,557           155          119
    Net change in unrealized
      appreciation (depreciation) from
      investments.......................         787       7,769         4,025      12,210           890        2,318
                                            --------    --------      --------    --------      --------     --------
Change in net assets resulting from
  operations............................      18,151      35,968        26,911      45,891         4,406        8,827
                                            --------    --------      --------    --------      --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income..........     (11,650)    (22,232)      (16,464)    (25,751)       (3,021)      (5,949)
    From net realized gains from
      investment transactions...........      (7,647)     (3,217)           --          --            --           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..........        (325)       (487)       (2,853)     (3,418)         (187)        (293)
    From net realized gains from
      investment transactions...........        (229)        (68)           --          --            --           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..........        (121)       (173)       (1,368)     (1,923)         (153)        (148)
    From net realized gains from
      investment transactions...........        (102)        (31)           --          --            --           --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income..........          --          --           (69)        (32)           --           --
                                            --------    --------      --------    --------      --------     --------
Change in net assets from shareholder
  distributions.........................     (20,074)    (26,208)      (20,754)    (31,124)       (3,361)      (6,390)
                                            --------    --------      --------    --------      --------     --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.........      62,865     122,240       191,945     323,602        18,775       27,438
    Proceeds from shares issued in
      conversion........................          --          --            --      46,179            --           --
    Dividends reinvested................       2,965       2,765         3,335       4,009           221          314
    Cost of shares redeemed.............     (32,432)    (83,758)      (55,789)    (96,404)      (10,296)     (19,272)
                                            --------    --------      --------    --------      --------     --------
Change in net assets from share
  transactions..........................      33,398      41,247       139,491     277,386         8,700        8,480
                                            --------    --------      --------    --------      --------     --------
Change in net assets....................      31,475      51,007       145,648     292,153         9,745       10,917
NET ASSETS:
    Beginning of period.................     513,860     462,853       778,817     486,664       135,700      124,783
                                            --------    --------      --------    --------      --------     --------
    End of period.......................    $545,335    $513,860      $924,465    $778,817      $145,445     $135,700
                                            ========    ========      ========    ========      ========     ========
SHARE TRANSACTIONS:
    Issued..............................       5,617      11,002        18,848      32,215         1,795        2,650
    Issued in conversion................          --          --            --       4,581            --           --
    Reinvested..........................         268         249           326         399            22           30
    Redeemed............................      (2,905)     (7,543)       (5,476)     (9,602)         (983)      (1,862)
                                            --------    --------      --------    --------      --------     --------
Change in shares........................       2,980       3,708        13,698      27,593           834          818
                                            ========    ========      ========    ========      ========     ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                 OHIO                    LOUISIANA
                                                               MUNICIPAL                 MUNICIPAL
                                                               BOND FUND                 BOND FUND
                                                        -----------------------   -----------------------
                                                         SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                           ENDED        ENDED        ENDED        ENDED
                                                        DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                            1998         1998         1998         1998
                                                        ------------   --------   ------------   --------
                                                        (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.............................    $  4,933     $  8,797     $  4,289     $  7,337
    Net realized gains (losses) from investment
       transactions...................................          48          257          148          968
    Net change in unrealized appreciation
       (depreciation) from investments................       1,486        2,911        1,857        1,590
                                                          --------     --------     --------     --------
Change in net assets resulting from operations........       6,467       11,965        6,294        9,895
                                                          --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income........................      (3,858)      (7,209)      (2,495)      (4,929)
    From net realized gains from investment
       transactions...................................          --           --         (207)          --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........................        (460)        (794)      (1,648)      (2,237)
    From net realized gains from investment
       transactions...................................          --           --         (113)          --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........................        (615)        (794)        (146)        (171)
    From net realized gains from investment
       transactions...................................          --           --          (13)          --
                                                          --------     --------     --------     --------
Change in net assets from shareholder distributions...      (4,933)      (8,797)      (4,622)      (7,337)
                                                          --------     --------     --------     --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.......................      40,379       57,251       24,295       15,023
    Proceeds from shares issued in acquisition........          --           --       51,579           --
    Dividends reinvested..............................         848        1,266        1,295        1,558
    Cost of shares redeemed...........................     (12,360)     (31,962)     (21,345)     (39,568)
                                                          --------     --------     --------     --------
Change in net assets from share transactions..........      28,867       26,555       55,824      (22,987)
                                                          --------     --------     --------     --------
Change in net assets..................................      30,401       29,723       57,496      (20,429)
NET ASSETS:
    Beginning of period...............................     193,325      163,602      145,242      165,671
                                                          --------     --------     --------     --------
    End of period.....................................    $223,726     $193,325     $202,738     $145,242
                                                          ========     ========     ========     ========
SHARE TRANSACTIONS:
    Issued............................................       3,608        5,175        2,345        1,468
    Issued in acquisition.............................          --           --        5,037           --
    Reinvested........................................          76          114          127          152
    Redeemed..........................................      (1,110)      (2,889)      (2,069)      (3,865)
                                                          --------     --------     --------     --------
Change in shares......................................       2,574        2,400        5,440       (2,245)
                                                          ========     ========     ========     ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                             WEST VIRGINIA                ARIZONA
                                                               MUNICIPAL                 MUNICIPAL
                                                               BOND FUND                 BOND FUND
                                                        -----------------------   -----------------------
                                                         SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                           ENDED        ENDED        ENDED        ENDED
                                                        DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                            1998         1998         1998         1998
                                                        ------------   --------   ------------   --------
                                                        (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.............................    $  2,653     $  5,119     $  5,720     $ 12,353
    Net realized gains (losses) from investment
       transactions...................................         146          126        1,305        3,573
    Net change in unrealized appreciation from
       investments....................................         990        2,009        1,832          550
                                                          --------     --------     --------     --------
Change in net assets resulting from operations........       3,789        7,254        8,857       16,476
                                                          --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income........................      (2,486)      (4,999)      (5,679)     (12,296)
    From net realized gains from investment
       transactions...................................        (127)         (33)      (3,594)      (1,813)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........................         (79)         (60)         (35)         (56)
    From net realized gains from investment
       transactions...................................          (4)          --(a)       (20)          (7)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........................         (88)         (60)          (6)          (1)
    From net realized gains from investment
       transactions...................................          (6)          --(a)        (5)          --(a)
                                                          --------     --------     --------     --------
Change in net assets from shareholder distributions...      (2,790)      (5,152)      (9,339)     (14,173)
                                                          --------     --------     --------     --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.......................      13,659       23,999       10,738       34,060
    Dividends reinvested..............................         163          114        1,106           41
    Cost of shares redeemed...........................      (6,037)     (16,118)     (16,484)     (43,458)
                                                          --------     --------     --------     --------
Change in net assets from share transactions..........       7,785        7,995       (4,640)      (9,357)
                                                          --------     --------     --------     --------
Change in net assets..................................       8,784       10,097       (5,122)      (7,054)
NET ASSETS:
    Beginning of period...............................     107,789       97,692      250,201      257,255
                                                          --------     --------     --------     --------
    End of period.....................................    $116,573     $107,789     $245,079     $250,201
                                                          ========     ========     ========     ========
SHARE TRANSACTIONS:
    Issued............................................       1,317        2,345        1,061        3,350
    Reinvested........................................          15           11          110            4
    Redeemed..........................................        (583)      (1,579)      (1,623)      (4,282)
                                                          --------     --------     --------     --------
Change in shares......................................         749          777         (452)        (928)
                                                          ========     ========     ========     ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1998
(Unaudited)

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund, the Louisiana Municipal Bond Fund, the West Virginia Municipal Bond Fund, and the Arizona Municipal Bond Fund, (individually a "Fund", collectively the "Funds") only. Each Fund is a non-diversified mutual fund, except for the Intermediate Tax-Free Bond Fund and the Municipal Income Fund, which are diversified.

   The Funds' investment objectives are as follows:

                    FUND                                              OBJECTIVE
                    ----                                              ---------
      Intermediate Tax-Free Bond Fund         Current income exempt from Federal income taxes
                                               consistent with prudent investment management and the
                                               preservation of capital.

      Municipal Income Fund                   Current income exempt from Federal income taxes.

      Kentucky Municipal Bond Fund            Current income exempt from Federal income tax and
                                               Kentucky personal income tax consistent with the
                                               preservation of principal.

      Ohio Municipal Bond Fund                Current income exempt from Federal income tax and Ohio
                                               personal income tax consistent with the preservation of
                                               principal.

      Louisiana Municipal Bond Fund           Current income both consistent with the preservation of
                                               principal and exempt from Federal income tax and
                                               Louisiana income tax.

      West Virginia Municipal Bond Fund       Current income exempt from Federal income tax and West
                                               Virginia personal income tax consistent with the
                                               preservation of principal.

      Arizona Municipal Bond Fund             Current income exempt from Federal income tax and Arizona
                                               personal income tax consistent with the preservation of
                                               principal.

   On October 2, 1998, First Chicago NBD Corporation merged with and into BANC ONE CORPORATION at which time it was renamed BANK ONE CORPORATION. The Pegasus Funds are proprietary funds of the merged company. BANK ONE CORPORATION has now begun the process of reorganizing the Pegasus Funds into The One Group Family of Mutual Funds. On November 19, 1998 and January 12, 1999, respectively, the Boards of Trustees of the Trust and the Pegasus Funds approved a proposed Agreement and Plan of Reorganization, which is subject to Pegasus shareholder approval. Assuming approval by Pegasus shareholders, it is anticipated the reorganization transaction will occur in March, 1999. The reorganization is intended to be effected on a tax-free basis by exchanging the net assets of the following Pegasus fund for shares of the corresponding fund of The One Group:

    LIQUIDATING PEGASUS FUND                            ONE GROUP FUND
    ------------------------                            --------------
    Intermediate Municipal Bond                         Intermediate Tax-Free Bond

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Debt securities (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Fair Value Committee, which is comprised of members from Banc One Investment Advisors Corporation (the "Advisor") and the The One Group Services Company (the "Administrator"), under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     WRITTEN OPTIONS

     The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options, which expire, are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other referenced instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1998, the Funds had no securities on loan.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Class I, Class A, Class B, Class C and Service Class. Prior to November 1, 1998, Class I was known as Fiduciary Class. Currently, the Trust consists of thirty-four active funds. The Funds are each authorized to issue Class I, Class A, Class B, and Class C Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. As of December 31, 1998, there were no shareholders in Class C of the Funds except for the Municipal Income Fund. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1998 and June 30, 1998:

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Amounts in thousands)

                                       INTERMEDIATE TAX-FREE       MUNICIPAL INCOME          KENTUCKY MUNICIPAL
                                             BOND FUND                   FUND                    BOND FUND
                                      -----------------------   -----------------------   ------------------------
                                       SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                         ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                      DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                          1998         1998         1998         1998         1998         1998
                                      ------------   --------   ------------   --------   ------------   ---------
                                      (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued.......    $57,771     $111,699      $101,574    $220,026      $11,662       $21,000
  Proceeds from shares issued in
    conversion......................         --           --            --      46,179           --            --
  Dividends reinvested..............      2,388        2,191            22          44            8            11
  Cost of shares redeemed...........    (29,471)     (80,781)      (31,578)    (69,016)      (9,394)      (17,905)
                                        -------     --------      --------    --------      -------       -------
  Change in net assets from Class I
    Share transactions..............    $30,688      $33,109      $ 70,018    $197,233      $ 2,276       $ 3,106
                                        =======     ========      ========    ========      =======       =======
CLASS A SHARES:
  Proceeds from shares issued.......    $ 3,197      $ 7,828      $ 67,574     $77,150      $ 1,571       $ 3,088
  Dividends reinvested..............        393          408         2,290       2,621          113           217
  Cost of shares redeemed...........     (2,596)      (2,369)      (20,638)    (21,365)        (662)       (1,062)
                                        -------     --------      --------    --------      -------       -------
  Change in net assets from Class A
    Share transactions..............    $   994      $ 5,867      $ 49,226     $58,406      $ 1,022       $ 2,243
                                        =======     ========      ========    ========      =======       =======
CLASS B SHARES:
  Proceeds from shares issued.......    $ 1,897      $ 2,713      $ 20,205     $24,239      $ 5,542       $ 3,350
  Dividends reinvested..............        184          166           963       1,319          100            86
  Cost of shares redeemed...........       (365)        (608)       (2,429)     (6,014)        (240)         (305)
                                        -------     --------      --------    --------      -------       -------
  Change in net assets from Class B
    Share transactions..............    $ 1,716      $ 2,271      $ 18,739     $19,544      $ 5,402       $ 3,131
                                        =======     ========      ========    ========      =======       =======
CLASS C SHARES:
  Proceeds from shares issued.......                              $  2,592     $ 2,187
  Dividends reinvested..............                                    60          25
  Cost of shares redeemed...........                                (1,144)         (9)
                                                                  --------     -------
  Change in net assets from Class C
    Share transactions..............                              $  1,508     $ 2,203
                                                                  ========     =======
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued............................      5,162       10,053         9,989      21,915        1,114         2,029
  Issued in conversion..............         --           --            --       4,581           --            --
  Reinvested........................        216          197             2           4            1             1
  Redeemed..........................     (2,640)      (7,275)       (3,105)     (6,882)        (897)       (1,730)
                                        -------     --------      --------    --------      -------       -------
  Change in Class I Shares..........      2,738        2,975         6,886      19,618          218           300
                                        =======     ========      ========    ========      =======       =======
CLASS A SHARES:
  Issued............................        286          705         6,616       7,666          149           297
  Reinvested........................         35           37           224         260           11            21
  Redeemed..........................       (233)        (214)       (2,020)     (2,120)         (63)         (103)
                                        -------     --------      --------    --------      -------       -------
  Change in Class A Shares..........         88          528         4,820       5,806           97           215
                                        =======     ========      ========    ========      =======       =======
CLASS B SHARES:
  Issued............................        169          244         1,988       2,416          532           325
  Reinvested........................         17           15            95         132           10             8
  Redeemed..........................        (32)         (54)         (239)       (599)         (23)          (29)
                                        -------     --------      --------    --------      -------       -------
  Change in Class B Shares..........        154          205         1,844       1,949          519           304
                                        =======     ========      ========    ========      =======       =======
CLASS C SHARES:
  Issued............................                                   255         218
  Reinvested........................                                     5           3
  Redeemed..........................                                  (112)         (1)
                                                                  --------     -------
  Change in Class C Shares..........                                   148         220
                                                                  ========     =======

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Amounts in thousands)

                                                                  OHIO MUNICIPAL          LOUISIANA MUNICIPAL
                                                                     BOND FUND                 BOND FUND
                                                              -----------------------   -----------------------
                                                               SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                                 ENDED        ENDED        ENDED        ENDED
                                                              DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                                  1998         1998         1998         1998
                                                              ------------   --------   ------------   --------
                                                              (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................    $21,905      $37,277      $13,149      $  7,654
  Proceeds from shares issued in acquisition................         --           --       15,090            --
  Dividends reinvested......................................         18           41          171             7
  Cost of shares redeemed...................................     (9,173)     (23,179)     (13,583)      (30,030)
                                                                -------      -------      -------      --------
  Change in net assets from Class I Share transactions......    $12,750      $14,139      $14,827      $(22,369)
                                                                =======      =======      =======      ========
CLASS A SHARES:
  Proceeds from shares issued...............................    $ 5,472      $ 5,696      $ 8,936      $  5,295
  Proceeds from shares issued in conversion.................         --           --       34,487            --
  Dividends reinvested......................................        366          637        1,018         1,436
  Cost of shares redeemed...................................     (1,338)      (5,438)      (7,249)       (8,929)
                                                                -------      -------      -------      --------
  Change in net assets from Class A Share transactions......    $ 4,500      $   895      $37,192      $ (2,198)
                                                                =======      =======      =======      ========
CLASS B SHARES:
  Proceeds from shares issued...............................    $13,002      $14,278      $ 2,210      $  2,074
  Proceeds from shares issued in conversion.................         --           --        2,002            --
  Dividends reinvested......................................        464          588          106           115
  Cost of shares redeemed...................................     (1,849)      (3,345)        (513)         (609)
                                                                -------      -------      -------      --------
  Change in net assets from Class B Share transactions......    $11,617      $11,521      $ 3,805      $  1,580
                                                                =======      =======      =======      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................      1,966        3,381        1,271           747
  Issued in acquisition.....................................         --           --        1,474            --
  Reinvested................................................          2            4           17             1
  Redeemed..................................................       (825)      (2,097)      (1,316)       (2,934)
                                                                -------      -------      -------      --------
  Change in Class I Shares..................................      1,143        1,288        1,446        (2,186)
                                                                =======      =======      =======      ========
CLASS A SHARES:
  Issued....................................................        488          513          863           519
  Issued in conversion......................................         --           --        3,368            --
  Reinvested................................................         33           57           99           140
  Redeemed..................................................       (120)        (491)        (704)         (872)
                                                                -------      -------      -------      --------
  Change in Class A Shares..................................        401           79        3,626          (213)
                                                                =======      =======      =======      ========
CLASS B SHARES:
  Issued....................................................      1,154        1,281          211           202
  Issued in conversion......................................         --           --          195            --
  Reinvested................................................         41           53           11            11
  Redeemed..................................................       (165)        (301)         (49)          (59)
                                                                -------      -------      -------      --------
  Change in Class B Shares..................................      1,030        1,033          368           154
                                                                =======      =======      =======      ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Amounts in thousands)

                                                                   WEST VIRGINIA                ARIZONA
                                                                  MUNICIPAL BOND            MUNICIPAL BOND
                                                                       FUND                      FUND
                                                              -----------------------   -----------------------
                                                               SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                                 ENDED        ENDED        ENDED        ENDED
                                                              DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                                  1998         1998         1998         1998
                                                              ------------   --------   ------------   --------
                                                              (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................     $7,902      $19,752      $10,014      $32,085
  Dividends reinvested......................................         45           38        1,082           --
  Cost of shares redeemed...................................     (5,947)     (15,715)     (16,119)     (41,541)
                                                                 ------      -------      -------      -------
  Change in net assets from Class I Share transactions......     $2,000      $ 4,075      $(5,023)     $(9,456)
                                                                 ======      =======      =======      =======
CLASS A SHARES:
  Proceeds from shares issued...............................     $3,134      $ 1,552      $   596      $ 1,686
  Dividends reinvested......................................         60           48           20           41
  Cost of shares redeemed...................................         --         (398)        (365)      (1,917)
                                                                 ------      -------      -------      -------
  Change in net assets from Class A Share transactions......     $3,194      $ 1,202      $   251      $  (190)
                                                                 ======      =======      =======      =======
CLASS B SHARES:
  Proceeds from shares issued...............................     $2,623      $ 2,695      $   128      $   289
  Dividends reinvested......................................         58           28            4           --
  Cost of shares redeemed...................................        (90)          (5)          --           --
                                                                 ------      -------      -------      -------
  Change in net assets from Class B Share transactions......     $2,591      $ 2,718      $   132      $   289
                                                                 ======      =======      =======      =======
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................        765        1,933          989        3,154
  Reinvested................................................          4            4          108           --
  Redeemed..................................................       (574)      (1,539)      (1,587)      (4,092)
                                                                 ------      -------      -------      -------
  Change in Class I Shares..................................        195          398         (490)        (938)
                                                                 ======      =======      =======      =======
CLASS A SHARES:
  Issued....................................................        300          150           59          167
  Reinvested................................................          6            5            2            4
  Redeemed..................................................         --          (39)         (36)        (190)
                                                                 ------      -------      -------      -------
  Change in Class A Shares..................................        306          116           25          (19)
                                                                 ======      =======      =======      =======
CLASS B SHARES:
  Issued....................................................        252          262           13           29
  Reinvested................................................          5            2           --(a)        --
  Redeemed..................................................         (9)          (1)          --           --
                                                                 ------      -------      -------      -------
  Change in Class B Shares..................................        248          263           13           29
                                                                 ======      =======      =======      =======

------------

(a) Amount is less than 1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.60% of the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund and the Louisiana Municipal Bond Fund; and 0.45% of the Municipal Income Fund, the Kentucky Municipal Bond Fund, the West Virginia Municipal Bond Fund and the Arizona Municipal Bond Fund.

   The Trust and the Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Fund, and the Investor Balanced Fund, the "Investor Funds" and the Treasury Only Money Market Fund and the Government Money Market Fund, the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25%, 0.90% and 0.90% of average daily net assets of the Class A , Class B and Class C Shares, respectively, of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I Shares of each Fund are offered without distribution fees. For the six months ended December 31, 1998, the Distributor received $4,331,920 from commissions earned on sales of Class A Shares and redemptions of Class B and Class C Shares, of which the Distributor reallowed $4,320,424 to affiliated broker/dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the six months ended December 31, 1998, fees in the following amounts were waived (amounts in thousands):

                                                  INVESTMENT                            12B-1 FEES WAIVED
                                                 ADVISORY FEES   ADMINISTRATION    ---------------------------
                                                    WAIVED         FEES WAIVED     CLASS A   CLASS B   CLASS C
                                                 -------------   ---------------   -------   -------   -------
   Intermediate Tax-Free Bond Fund.............      $561             $ --           $ 8       $ 3      $ --
   Municipal Income Fund.......................       405               --            61        34         2
   Kentucky Municipal Bond Fund................        65               10             4         4        --
   Ohio Municipal Bond Fund....................       294               --            10        16        --
   Louisiana Municipal Bond Fund...............       214               22            38         4        --
   West Virginia Municipal Bond Fund...........        45               13             2         2        --
   Arizona Municipal Bond Fund.................        50               22             1        --        --

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the six months ended December 31, 1998 were as follows (amounts in thousands):

                                                       PURCHASES     SALES
                                                       ---------    --------
Intermediate Tax-Free Bond Fund......................  $298,847     $264,247
Municipal Income Fund................................   391,649      270,010
Kentucky Municipal Bond Fund.........................    11,847        4,116
Ohio Municipal Bond Fund.............................    29,985        5,850
Louisiana Municipal Bond Fund........................    21,004       14,280
West Virginia Municipal Bond Fund....................    16,663        7,748
Arizona Municipal Bond Fund..........................    17,221       22,458

6. FINANCIAL INSTRUMENTS:

   Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

7. CONCENTRATION OF CREDIT RISK:

   The Kentucky, Ohio, Louisiana, Arizona and West Virginia Municipal Bond Funds invest primarily in debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1998
(Unaudited)

8. CONVERSION OF COMMON TRUST FUNDS:

   On December 19, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net assets value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                 NET ASSET
                                                                   NET ASSETS    VALUE PER      UNREALIZED
                                                          SHARES   CONVERTED    SHARE ISSUED   APPRECIATION
                                                          ------   ----------   ------------   ------------
   Municipal Income Fund................................   4,581    $46,179        $10.08         $1,820

9. REORGANIZATIONS:

   The trust entered an agreement and plan of reorganization and liquidation ("the Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of The One Group in exchange for shares of the corresponding Fund of The One Group. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998 following approval by shareholders of The Marquis Funds at a special Shareholder Meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except per share amounts):

                                                                                               AFTER
                                                             BEFORE REORGANIZATION         REORGANIZATION
                                                         ------------------------------    --------------
                                                         MARQUIS LOUISIANA    LOUISIANA      LOUISIANA
                                                             TAX-FREE         MUNICIPAL      MUNICIPAL
                                                            INCOME FUND       BOND FUND      BOND FUND
                                                         -----------------    ---------    --------------
Shares.................................................         5,044           14,026          19,063
Net Assets.............................................       $51,579         $143,628        $195,207
Net asset value:
  Class I..............................................            --         $  10.24        $  10.24
  Class A..............................................       $ 10.23         $  10.24        $  10.24
  Class B..............................................       $ 10.23         $  10.24        $  10.24
Unrealized appreciation................................       $ 1,475         $  7,913        $  9,388

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           INTERMEDIATE TAX-FREE BOND FUND
                                         --------------------------------------------------------------------
                                                                       CLASS I
                                         --------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED JUNE 30,
                                         DECEMBER 31,    ----------------------------------------------------
                                             1998          1998       1997       1996       1995       1994
                                         ------------    --------   --------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      $  11.15      $  10.92   $  10.67   $  10.64   $  10.49   $  11.15
                                           --------      --------   --------   --------   --------   --------
Investment Activities
  Net investment income..............          0.26          0.52       0.54       0.52       0.54       0.52
  Net realized and unrealized gains
    (losses) from investments........          0.13          0.31       0.27       0.04       0.15      (0.52)
                                           --------      --------   --------   --------   --------   --------
    Total from Investment
       Activities....................          0.39          0.83       0.81       0.56       0.69       0.00
                                           --------      --------   --------   --------   --------   --------
Distributions
  Net investment income..............         (0.26)        (0.52)     (0.54)     (0.51)     (0.54)     (0.53)
  In excess of net investment
    income...........................            --            --         --         --         --      (0.01)
  Net realized gains.................         (0.17)        (0.08)     (0.02)     (0.02)        --      (0.01)
  In excess of net realized gain.....            --            --         --         --         --      (0.11)
                                           --------      --------   --------   --------   --------   --------
    Total Distributions..............         (0.43)        (0.60)     (0.56)     (0.53)     (0.54)     (0.66)
                                           --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.......      $  11.11      $  11.15   $  10.92   $  10.67   $  10.64   $  10.49
                                           ========      ========   ========   ========   ========   ========
Total Return.........................          3.48%(a)      7.74%      7.76%      5.39%      6.75%     (0.11)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)............................      $522,549      $493,686   $451,089   $217,201   $211,229   $182,611
  Ratio of expenses to average net
    assets...........................          0.60%(b)      0.60%      0.58%      0.54%      0.53%      0.48%
  Ratio of net investment income to
    average net assets...............          4.54%(b)      4.70%      5.05%      4.87%      5.17%      4.78%
  Ratio of expenses to average net
    assets*..........................          0.81%(b)      0.81%      0.81%      0.87%      0.88%      0.84%
  Ratio of net investment income to
    average net assets*..............          4.33%(b)      4.49%      4.82%      4.54%      4.82%      4.42%
  Portfolio turnover (c).............         50.59%       109.03%     86.89%    111.58%    199.76%    105.98%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           INTERMEDIATE TAX-FREE BOND FUND
                                         --------------------------------------------------------------------
                                                                       CLASS A
                                         --------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED JUNE 30,
                                         DECEMBER 31,    ----------------------------------------------------
                                             1998          1998       1997       1996       1995       1994
                                         ------------    --------   --------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      $  11.14      $  10.91   $  10.67   $  10.63   $  10.48   $  11.14
                                           --------      --------   --------   --------   --------   --------
Investment Activities
  Net investment income..............          0.24          0.50       0.51       0.50       0.51       0.50
  Net realized and unrealized gains
    (losses) from investments........          0.13          0.31       0.26       0.05       0.15      (0.52)
                                           --------      --------   --------   --------   --------   --------
    Total from Investment
       Activities....................          0.37          0.81       0.77       0.55       0.66      (0.02)
                                           --------      --------   --------   --------   --------   --------
Distributions
  Net investment income..............         (0.24)        (0.50)     (0.51)     (0.49)     (0.49)     (0.52)
  In excess of net investment
    income...........................            --            --         --         --      (0.02)     (0.01)
  Net realized gains.................         (0.17)        (0.08)     (0.02)     (0.02)        --         --
  In excess of net realized gains....            --            --         --         --         --      (0.11)
                                           --------      --------   --------   --------   --------   --------
    Total Distributions..............         (0.41)        (0.58)     (0.53)     (0.51)     (0.51)     (0.64)
                                           --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.......      $  11.10      $  11.14   $  10.91   $  10.67   $  10.63   $  10.48
                                           ========      ========   ========   ========   ========   ========
Total Return (Excludes Sales
  Charge)............................          3.35%(a)      7.50%      7.39%      5.28%      6.49%     (0.33)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)............................      $ 15,441      $ 14,515   $  8,457   $  6,622   $  5,614   $  5,556
  Ratio of expenses to average net
    assets...........................          0.86%(b)      0.85%      0.83%      0.79%      0.78%      0.73%
  Ratio of net investment income to
    average net assets...............          4.28%(b)      4.45%      4.75%      4.62%      4.91%      4.57%
  Ratio of expenses to average net
    assets*..........................          1.18%(b)      1.16%      1.15%      1.22%      1.23%      1.19%
  Ratio of net investment income to
    average net assets*..............          3.96%(b)      4.14%      4.43%      4.19%      4.46%      4.11%
  Portfolio turnover (c).............         50.59%       109.03%     86.89%    111.58%    199.76%    105.98%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         INTERMEDIATE TAX-FREE BOND FUND
                                       --------------------------------------------------------------------
                                                                     CLASS B
                                       --------------------------------------------------------------------
                                                                                                   JANUARY
                                        SIX MONTHS                                                   14,
                                          ENDED                   YEAR ENDED JUNE 30,              1994 TO
                                       DECEMBER 31,    -----------------------------------------   JUNE 30,
                                           1998          1998       1997       1996       1995     1994 (A)
                                       ------------    --------   --------   --------   --------   --------
                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................      $  11.16      $  10.93   $  10.68   $  10.65   $  10.50   $  11.18
                                         --------      --------   --------   --------   --------   --------
Investment Activities
  Net investment income............          0.21          0.43       0.45       0.43       0.46       0.17
  Net realized and unrealized gains
    (losses) from investments......          0.13          0.31       0.27       0.04       0.14      (0.67)
                                         --------      --------   --------   --------   --------   --------
    Total from Investment
       Activities..................          0.34          0.74       0.72       0.47       0.60      (0.50)
                                         --------      --------   --------   --------   --------   --------
Distributions
  Net investment income............         (0.21)        (0.43)     (0.45)     (0.42)     (0.45)     (0.17)
  Net realized gains...............         (0.17)        (0.08)     (0.02)     (0.02)        --         --
  In excess of net realized gain...            --            --         --         --         --      (0.01)
                                         --------      --------   --------   --------   --------   --------
    Total Distributions............         (0.38)        (0.51)     (0.47)     (0.44)     (0.45)     (0.18)
                                         --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.....      $  11.12      $  11.16   $  10.93   $  10.68   $  10.65   $  10.50
                                         ========      ========   ========   ========   ========   ========
Total Return (Excludes Sales
  Charge)..........................          3.02%(b)      6.81%      6.82%      4.48%      5.89%     (4.48)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)..........................      $  7,345      $  5,659   $  3,307   $  2,439   $  1,116   $    549
  Ratio of expenses to average net
    assets.........................          1.49%(c)      1.50%      1.47%      1.44%      1.43%      1.40%(c)
  Ratio of net investment income to
    average net assets.............          3.61%(c)      3.80%      4.09%      3.97%      4.29%      4.08%(c)
  Ratio of expenses to average net
    assets*........................          1.79%(c)      1.81%      1.78%      1.87%      1.88%      1.85%(c)
  Ratio of net investment income to
    average net assets*............          3.31%(c)      3.49%      3.78%      3.54%      3.84%      3.63%(c)
  Portfolio turnover (d)...........         50.59%       109.03%     86.89%    111.58%    199.76%    105.98%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                MUNICIPAL INCOME FUND
                                         --------------------------------------------------------------------
                                                                       CLASS I
                                         --------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED JUNE 30,
                                         DECEMBER 31,    ----------------------------------------------------
                                             1998          1998       1997       1996       1995       1994
                                         ------------    --------   --------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      $  10.11      $   9.84   $   9.66   $   9.69   $   9.66   $  10.11
                                           --------      --------   --------   --------   --------   --------
Investment Activities
  Net investment income..............          0.25          0.51       0.53       0.56       0.57       0.56
  Net realized and unrealized gains
    (losses) from investments........          0.07          0.27       0.18      (0.03)      0.03      (0.42)
                                           --------      --------   --------   --------   --------   --------
    Total from Investment
       Activities....................          0.32          0.78       0.71       0.53       0.60       0.14
                                           --------      --------   --------   --------   --------   --------
Distributions
  Net investment income..............         (0.25)        (0.51)     (0.53)     (0.56)     (0.57)     (0.56)
  Net realized gains.................            --            --         --         --         --      (0.03)
                                           --------      --------   --------   --------   --------   --------
    Total Distributions..............         (0.25)        (0.51)     (0.53)     (0.56)     (0.57)     (0.59)
                                           --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.......      $  10.18      $  10.11   $   9.84   $   9.66   $   9.69   $   9.66
                                           ========      ========   ========   ========   ========   ========
Total Return.........................          3.22%(a)      8.09%      7.49%      5.54%      6.46%      1.36%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)............................      $692,783      $617,885   $408,577   $241,115   $185,916   $152,763
  Ratio of expenses to average net
    assets...........................          0.58%(b)      0.57%      0.57%      0.56%      0.56%      0.54%
  Ratio of net investment income to
    average net assets...............          4.94%(b)      5.08%      5.38%      5.70%      6.02%      5.61%
  Ratio of expenses to average net
    assets*..........................          0.67%(b)      0.67%      0.68%      0.76%      0.74%      0.71%
  Ratio of net investment income to
    average net assets*..............          4.85%(b)      4.98%      5.27%      5.50%      5.84%      5.44%
  Portfolio turnover (c).............         32.27%        69.76%     62.83%     83.17%     66.02%    101.48%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                MUNICIPAL INCOME FUND
                                         --------------------------------------------------------------------
                                                                       CLASS A
                                         --------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED JUNE 30,
                                         DECEMBER 31,    ----------------------------------------------------
                                             1998          1998       1997       1996       1995       1994
                                         ------------    --------   --------   --------   --------   --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      $  10.14      $   9.87   $   9.69   $   9.72   $   9.67   $  10.12
                                           --------      --------   --------   --------   --------   --------
Investment Activities
  Net investment income..............          0.24          0.49       0.51       0.55       0.55       0.55
  Net realized and unrealized gains
    (losses) from investments........          0.07          0.27       0.18      (0.04)      0.05      (0.43)
                                           --------      --------   --------   --------   --------   --------
    Total from Investment
       Activities....................          0.31          0.76       0.69       0.51       0.60       0.12
                                           --------      --------   --------   --------   --------   --------
Distributions
  Net investment income..............         (0.24)        (0.49)     (0.51)     (0.54)     (0.55)     (0.54)
  Net realized gains.................            --            --         --         --         --      (0.03)
                                           --------      --------   --------   --------   --------   --------
    Total Distributions..............         (0.24)        (0.49)     (0.51)     (0.54)     (0.55)     (0.57)
                                           --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.......      $  10.21      $  10.14   $   9.87   $   9.69   $   9.72   $   9.67
                                           ========      ========   ========   ========   ========   ========
Total Return (Excludes Sales
  Charges)...........................          3.09%(a)      7.84%      7.24%      5.35%      6.21%      1.34%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)............................      $151,823      $101,805   $ 41,829   $ 25,787   $ 11,462   $ 10,725
  Ratio of expenses to average net
    assets...........................          0.82%(b)      0.82%      0.82%      0.81%      0.81%      0.79%
  Ratio of net investment income to
    average net assets...............          4.66%(b)      4.83%      5.13%      5.45%      5.76%      5.44%
  Ratio of expenses to average net
    assets*..........................          1.01%(b)      1.02%      1.03%      1.11%      1.09%      1.06%
  Ratio of net investment income to
    average net assets*..............          4.47%(b)      4.63%      4.92%      5.15%      5.48%      5.17%
  Portfolio turnover (c).............         32.27%        69.76%     62.83%     83.17%     66.02%    101.48%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               MUNICIPAL INCOME FUND
                                      -----------------------------------------------------------------------
                                                                      CLASS B
                                      -----------------------------------------------------------------------
                                       SIX MONTHS                                                 JANUARY 14,
                                         ENDED                   YEAR ENDED JUNE 30,                1994 TO
                                      DECEMBER 31,    -----------------------------------------    JUNE 30,
                                          1998          1998       1997       1996       1995       1994(A)
                                      ------------    --------   --------   --------   --------   -----------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................      $  10.10      $   9.84   $   9.66   $   9.69   $   9.62    $  10.10
                                        --------      --------   --------   --------   --------    --------
Investment Activities
  Net investment income...........          0.21          0.42       0.44       0.47       0.49        0.24
  Net realized and unrealized
    gains (losses) from
    investments...................          0.08          0.26       0.18      (0.03)      0.07       (0.48)
                                        --------      --------   --------   --------   --------    --------
    Total from Investment
       Activities.................          0.29          0.68       0.62       0.44       0.56       (0.24)
                                        --------      --------   --------   --------   --------    --------
Distributions
  Net investment income...........         (0.21)        (0.42)     (0.44)     (0.47)     (0.49)      (0.24)
                                        --------      --------   --------   --------   --------    --------
    Total Distributions...........         (0.21)        (0.42)     (0.44)     (0.47)     (0.49)      (0.24)
                                        --------      --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD....      $  10.18      $  10.10   $   9.84   $   9.66   $   9.69    $   9.62
                                        ========      ========   ========   ========   ========    ========
Total Return (Excludes Sales
  Charges)........................          2.87%(b)      7.04%      6.55%      4.65%      5.58%      (1.98)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).........................      $ 76,113      $ 56,911   $ 36,258   $ 23,204   $  8,326    $  4,855
  Ratio of expenses to average net
    assets........................          1.47%(c)      1.47%      1.47%      1.46%      1.46%       1.41%(c)
  Ratio of net investment income
    to average net assets.........          4.03%(c)      4.18%      4.48%      4.80%      5.14%       4.95%(c)
  Ratio of expenses to average net
    assets*.......................          1.66%(c)      1.67%      1.67%      1.76%      1.74%       1.62%(c)
  Ratio of net investment income
    to average net assets*........          3.84%(c)      3.98%      4.28%      4.50%      4.86%       4.74%(c)
  Portfolio turnover (d)..........         32.27%        69.76%     62.83%     83.17%     66.02%     101.48%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  MUNICIPAL INCOME FUND
                                                                --------------------------
                                                                         CLASS C
                                                                --------------------------
                                                                 SIX MONTHS    NOVEMBER 4
                                                                   ENDED         1997 TO
                                                                DECEMBER 31,    JUNE 30,
                                                                    1998         1998(A)
                                                                ------------   -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  10.09      $   9.96
                                                                  --------      --------
Investment Activities
  Net investment income.....................................          0.21          0.68
  Net realized and unrealized gains (losses) from
    investments.............................................          0.08          0.13
                                                                  --------      --------
    Total from Investment Activities........................          0.29          0.81
                                                                  --------      --------
Distributions
  Net investment income.....................................         (0.21)        (0.68)
                                                                  --------      --------
    Total Distributions.....................................         (0.21)        (0.68)
                                                                  --------      --------
NET ASSET VALUE, END OF PERIOD..............................      $  10.17      $  10.09
                                                                  ========      ========
Total Return (Excludes Sales Charges).......................          2.87%(b)      8.28%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $  3,746      $  2,216
  Ratio of expenses to average net assets...................          1.47%(c)      1.47%(c)
  Ratio of net investment income to average net assets......          4.02%(c)      4.18%(c)
  Ratio of expenses to average net assets*..................          1.66%(c)      1.67%(c)
  Ratio of net investment income to average net assets*.....          3.83%(c)      3.98%(c)
  Portfolio turnover (d)....................................         32.27%        69.76%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       KENTUCKY MUNICIPAL BOND FUND
                          ---------------------------------------------------------------------------------------
                                                                  CLASS I
                          ---------------------------------------------------------------------------------------
                           SIX MONTHS                                     JANUARY 20,   FEBRUARY 1,    MARCH 12,
                             ENDED             YEAR ENDED JUNE 30,          1995 TO      1994, TO      1993, TO
                          DECEMBER 31,    -----------------------------    JUNE 30,     JANUARY 19,   JANUARY 31,
                              1998          1998       1997      1996      1995 (A)       1995(B)     1994(B)(C)
                          ------------    --------   --------   -------   -----------   -----------   -----------
                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD....   $  10.40      $  10.20   $  10.04   $  9.92     $  9.49       $ 10.45       $ 10.00
                            --------      --------   --------   -------     -------       -------       -------
Investment Activities
  Net investment
    income...............       0.25          0.51       0.50      0.50        0.20          0.41          0.36
  Net realized and
    unrealized gains
    (losses) from
    investments..........       0.08          0.20       0.16      0.12        0.43         (0.95)         0.43
                            --------      --------   --------   -------     -------       -------       -------
    Total from Investment
       Activities........       0.33          0.71       0.66      0.62        0.63         (0.54)         0.79
                            --------      --------   --------   -------     -------       -------       -------
Distributions
  Net investment
    income...............      (0.25)        (0.51)     (0.50)    (0.50)      (0.20)        (0.42)        (0.34)
                            --------      --------   --------   -------     -------       -------       -------
    Total
       Distributions.....      (0.25)        (0.51)     (0.50)    (0.50)      (0.20)        (0.42)        (0.34)
                            --------      --------   --------   -------     -------       -------       -------
NET ASSET VALUE, END OF
  PERIOD.................   $  10.48      $  10.40   $  10.20   $ 10.04     $  9.92       $  9.49       $ 10.45
                            ========      ========   ========   =======     =======       =======       =======
Total Return.............       3.20%(d)      7.11%      6.74%     6.35%       6.56%(d)     (5.17)%(d)      8.05%(d)

RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end of
    period (000).........   $125,431      $122,220   $116,830   $30,300     $32,520       $41,953       $64,663
  Ratio of expenses to
    average net assets...       0.61%(e)      0.60%      0.59%     0.68%       0.65%(e)      1.03%(e)      0.70%(e)
  Ratio of net investment
    income to average net
    assets...............       4.75%(e)      4.94%      5.12%     4.60%       4.70%(e)      4.27%(e)      4.19%(e)
  Ratio of expenses to
    average net
    assets*..............       0.71%(e)      0.69%      0.72%     1.02%       0.97%(e)      1.05%(e)      0.91%(e)
  Ratio of net investment
    income to average net
    assets*..............       4.65%(e)      4.85%      4.99%     4.26%       4.38%(e)      4.25%(e)      3.98%(e)
  Portfolio turnover
    (f)..................       2.94%         5.81%     13.30%    16.78%      19.75%        10.00%         5.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Prior to reorganizing as a fund of The One Group, the Fund offered only one class of shares.
(c) Period from commencement of operations.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     KENTUCKY MUNICIPAL BOND FUND
                                                        ------------------------------------------------------
                                                                               CLASS A
                                                        ------------------------------------------------------
                                                         SIX MONTHS                                JANUARY 20,
                                                           ENDED          YEAR ENDED JUNE 30,        1995 TO
                                                        DECEMBER 31,    ------------------------    JUNE 30,
                                                            1998         1998     1997     1996      1995(A)
                                                        ------------    ------   ------   ------   -----------
                                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD................       $10.41       $10.21   $10.05   $ 9.93     $ 9.49
                                                           ------       ------   ------   ------     ------
Investment Activities
  Net investment income.............................         0.24         0.49     0.48     0.44       0.19
  Net realized and unrealized gains from
    investments.....................................         0.08         0.20     0.16     0.12       0.44
                                                           ------       ------   ------   ------     ------
    Total from Investment Activities................         0.32         0.69     0.64     0.56       0.63
                                                           ------       ------   ------   ------     ------
Distributions
  Net investment income.............................        (0.24)       (0.49)   (0.48)   (0.44)     (0.19)
                                                           ------       ------   ------   ------     ------
    Total Distributions.............................        (0.24)       (0.49)   (0.48)   (0.44)     (0.19)
                                                           ------       ------   ------   ------     ------
NET ASSET VALUE, END OF PERIOD......................       $10.49       $10.41   $10.21   $10.05     $ 9.93
                                                           ======       ======   ======   ======     ======
Total Return (Excludes Sales Charges)...............         3.07%(b)     6.86%    6.46%    5.70%      5.66%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................       $8,983        7,899   $5,554   $8,178     $8,818
  Ratio of expenses to average net assets...........         0.87%(c)     0.85%    0.84%    0.93%      0.90%(c)
  Ratio of net investment income to average net
    assets..........................................         4.50%(c)     4.69%    4.66%    4.35%      4.44%(c)
  Ratio of expenses to average net assets*..........         1.07%(c)     1.04%    1.04%    1.37%      1.33%(c)
  Ratio of net investment income to average net
    assets*.........................................         4.30%(c)     4.50%    4.46%    3.91%      4.01%(c)
  Portfolio turnover (d)............................         2.94%        5.81%   13.30%   16.78%     19.75%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     KENTUCKY MUNICIPAL BOND FUND
                                                         ----------------------------------------------------
                                                                               CLASS B
                                                         ----------------------------------------------------
                                                          SIX MONTHS                                MARCH 16,
                                                            ENDED          YEAR ENDED JUNE 30,       1995 TO
                                                         DECEMBER 31,    ------------------------   JUNE 30,
                                                             1998         1998     1997     1996     1995(A)
                                                         ------------    ------   ------   ------   ---------
                                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.................      $ 10.35       $10.15   $ 9.99   $ 9.87    $ 9.75
                                                           -------       ------   ------   ------    ------
Investment Activities
  Net investment income..............................         0.20         0.42     0.41     0.38      0.14
  Net realized and unrealized gains (losses) from
    investments......................................         0.07         0.20     0.16     0.13      0.12
                                                           -------       ------   ------   ------    ------
    Total from Investment Activities.................         0.27         0.62     0.57     0.51      0.26
                                                           -------       ------   ------   ------    ------
Distributions
  Net investment income..............................        (0.20)       (0.42)   (0.41)   (0.39)    (0.14)
                                                           -------       ------   ------   ------    ------
    Total Distributions..............................        (0.20)       (0.42)   (0.41)   (0.39)    (0.14)
                                                           -------       ------   ------   ------    ------
NET ASSET VALUE, END OF PERIOD.......................      $ 10.42       $10.35   $10.15   $ 9.99    $ 9.87
                                                           =======       ======   ======   ======    ======
Total Return (Excludes Sales Charges)................         2.76%(b)     6.20%    5.81%    5.16%     2.63%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................      $11,031       $5,581   $2,399   $1,457    $   79
  Ratio of expenses to average net assets............         1.52%(c)     1.51%    1.47%    1.58%     1.58%(c)
  Ratio of net investment income to average net
    assets...........................................         3.80%(c)     4.04%    4.05%    3.70%     3.89%(c)
  Ratio of expenses to average net assets*...........         1.72%(c)     1.70%    1.70%    2.02%     2.21%(c)
  Ratio of net investment income to average net
    assets*..........................................         3.60%(c)     3.85%    3.82%    3.26%     3.25%(c)
  Portfolio turnover (d).............................         2.94%        5.81%   13.30%   16.78%    19.75%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 OHIO MUNICIPAL BOND FUND
                                         ------------------------------------------------------------------------
                                                                         CLASS I
                                         ------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                          YEAR ENDED JUNE 30,
                                         DECEMBER 31,    --------------------------------------------------------
                                             1998          1998        1997        1996        1995        1994
                                         ------------    --------    --------    --------    --------    --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      $  11.08      $  10.88    $  10.69    $  10.65    $  10.58    $  11.11
                                           --------      --------    --------    --------    --------    --------
Investment Activities
  Net investment income..............          0.27          0.56        0.56        0.56        0.55        0.51
  Net realized and unrealized gains
    (losses) from investments........          0.08          0.20        0.19        0.04        0.07       (0.50)
                                           --------      --------    --------    --------    --------    --------
    Total from Investment
       Activities....................          0.35          0.76        0.75        0.60        0.62        0.01
                                           --------      --------    --------    --------    --------    --------
Distributions
  Net investment income..............         (0.27)        (0.56)      (0.56)      (0.56)      (0.55)      (0.52)
  In excess of net realized gains....            --            --          --          --          --       (0.02)
                                           --------      --------    --------    --------    --------    --------
    Total Distributions..............         (0.27)        (0.56)      (0.56)      (0.56)      (0.55)      (0.54)
                                           --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD.......      $  11.16      $  11.08    $  10.88    $  10.69    $  10.65    $  10.58
                                           ========      ========    ========    ========    ========    ========
Total Return.........................          3.22%(a)      7.13%       7.22%       5.69%       6.07%       0.07%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)............................      $163,840      $149,890    $133,172    $ 80,611    $ 79,993    $ 93,261
  Ratio of expenses to average net
    assets...........................          0.56%(b)      0.54%       0.54%       0.57%       0.58%       0.53%
  Ratio of net investment income to
    average net assets                         4.87%(b)      5.09%       5.24%       5.17%       5.29%       4.76%
  Ratio of expenses to average net
    assets*..........................          0.84%(b)      0.83%       0.84%       0.95%       0.91%       0.86%
  Ratio of net investment income to
    average net assets*..............          4.59%(b)      4.80%       4.94%       4.79%       4.96%       4.43%
  Portfolio turnover (c).............          2.87%        10.49%       7.45%      24.61%      77.69%      16.77%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 OHIO MUNICIPAL BOND FUND
                                         ------------------------------------------------------------------------
                                                                         CLASS A
                                         ------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                          YEAR ENDED JUNE 30,
                                         DECEMBER 31,    --------------------------------------------------------
                                             1998          1998        1997        1996        1995        1994
                                         ------------    --------    --------    --------    --------    --------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................      $  11.11      $  10.91    $  10.72    $  10.68    $  10.61    $  11.13
                                           --------      --------    --------    --------    --------    --------
Investment Activities
  Net investment income..............          0.26          0.54        0.54        0.55        0.53        0.50
  Net realized and unrealized gains
    (losses) from investments........          0.09          0.20        0.19        0.03        0.07       (0.48)
                                           --------      --------    --------    --------    --------    --------
    Total from Investment
       Activities....................          0.35          0.74        0.73        0.58        0.60        0.02
                                           --------      --------    --------    --------    --------    --------
Distributions
  Net investment income..............         (0.26)        (0.54)      (0.54)      (0.54)      (0.51)      (0.50)
  In excess of net investment
    income...........................            --            --          --          --       (0.02)      (0.02)
  In excess of net realized gains....            --            --          --          --          --       (0.02)
                                           --------      --------    --------    --------    --------    --------
    Total Distributions..............         (0.26)        (0.54)      (0.54)      (0.54)      (0.53)      (0.54)
                                           --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD.......      $  11.20      $  11.11    $  10.91    $  10.72    $  10.68    $  10.61
                                           ========      ========    ========    ========    ========    ========
Total Return (Excludes Sales
  Charges)...........................          3.17%(a)      6.87%       6.95%       5.44%       5.79%      (0.05)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)............................      $ 21,926      $ 17,297    $ 16,114    $ 16,507    $ 12,006    $ 14,883
  Ratio of expenses to average net
    assets...........................          0.81%(b)      0.79%       0.79%       0.82%       0.82%       0.78%
  Ratio of net investment income to
    average net assets...............          4.58%(b)      4.83%       4.96%       4.92%       5.01%       4.63%
  Ratio of expenses to average net
    assets*..........................          1.19%(b)      1.18%       1.19%       1.30%       1.25%       1.21%
  Ratio of net investment income to
    average net assets*..............          4.20%(b)      4.44%       4.56%       4.44%       4.58%       4.20%
  Portfolio turnover (c).............          2.87%        10.49%       7.45%      24.61%      77.69%      16.77%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              OHIO MUNICIPAL BOND FUND
                                     ---------------------------------------------------------------------------
                                                                       CLASS B
                                     ---------------------------------------------------------------------------
                                      SIX MONTHS                                                     JANUARY 14,
                                        ENDED                    YEAR ENDED JUNE 30,                   1994 TO
                                     DECEMBER 31,    --------------------------------------------     JUNE 30,
                                         1998          1998        1997        1996        1995        1994(A)
                                     ------------    --------    --------    --------    --------    -----------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................      $  11.18      $  10.98    $  10.79    $  10.75    $  10.68     $  11.31
                                       --------      --------    --------    --------    --------     --------
Investment Activities
  Net investment income..........          0.22          0.47        0.47        0.48        0.43         0.17
  Net realized and unrealized
    gains (losses) from
    investments..................          0.09          0.20        0.19        0.03        0.07        (0.62)
                                       --------      --------    --------    --------    --------     --------
    Total from Investment
       Activities................          0.31          0.67        0.66        0.51        0.50        (0.45)
                                       --------      --------    --------    --------    --------     --------
Distributions
  Net investment income..........         (0.22)        (0.47)      (0.47)      (0.47)      (0.43)       (0.17)
  In excess of net investment
    income.......................            --            --          --          --          --        (0.01)
                                       --------      --------    --------    --------    --------     --------
    Total Distributions..........         (0.22)        (0.47)      (0.47)      (0.47)      (0.43)       (0.18)
                                       --------      --------    --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD...      $  11.27      $  11.18    $  10.98    $  10.79    $  10.75     $  10.68
                                       ========      ========    ========    ========    ========     ========
Total Return (Excludes Sales
  Charges).......................          2.82%(b)      6.20%       6.26%       4.79%       5.17%       (4.02)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)........................      $ 37,960      $ 26,138    $ 14,316    $  8,854    $  3,209     $  2,043
  Ratio of expenses to average
    net assets...................          1.45%(c)      1.44%       1.44%       1.47%       1.48%        1.28%(c)
  Ratio of net investment income
    to average net assets........          3.90%(c)      4.19%       4.33%       4.27%       4.40%        4.23%(c)
  Ratio of expenses to average
    net assets*..................          1.83%(c)      1.83%       1.84%       1.95%       1.91%        1.68%(c)
  Ratio of net investment income
    to average net assets*.......          3.52%(c)      3.80%       3.93%       3.79%       3.97%        3.83%(c)
  Portfolio turnover (d).........          2.87%        10.49%       7.45%      24.61%      77.69%       16.77%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 LOUISIANA MUNICIPAL BOND FUND
                                                        ------------------------------------------------
                                                                            CLASS I
                                                        ------------------------------------------------
                                                         SIX MONTHS                            MARCH 26,
                                                           ENDED        YEAR ENDED JUNE 30,     1996 TO
                                                        DECEMBER 31,    --------------------   JUNE 30,
                                                            1998          1998       1997       1996(a)
                                                        ------------    --------   ---------   ---------
                                                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................    $  10.26      $ 10.10    $   9.93    $  10.00
                                                          --------      -------    --------    --------
Investment Activities
  Net investment income...............................        0.24         0.50        0.49        0.13
  Net realized and unrealized gains (losses) from
    investments.......................................        0.11         0.16        0.17       (0.07)
                                                          --------      -------    --------    --------
    Total from Investment Activities..................        0.35         0.66        0.66        0.06
                                                          --------      -------    --------    --------
Distributions
  Net investment income...............................       (0.24)       (0.50)      (0.49)      (0.13)
  Net realized gains..................................       (0.02)          --          --          --
                                                          --------      -------    --------    --------
    Total Distributions...............................       (0.26)       (0.50)      (0.49)      (0.13)
                                                          --------      -------    --------    --------
NET ASSET VALUE,
  END OF PERIOD.......................................    $  10.35      $ 10.26    $  10.10    $   9.93
                                                          ========      =======    ========    ========
Total Return..........................................        3.49%(b)     6.62%       6.81%       0.90%(b)(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................    $108,440      $92,690    $113,338    $136,041
  Ratio of expenses to average net assets.............        0.61%(d)     0.60%       0.62%       0.71%(d)
  Ratio of net investment income to average net assets        4.65%(d)     4.85%       4.91%       4.76%(d)
  Ratio of expenses to average net assets*............        0.86%(d)     0.83%       0.84%       0.86%(d)
  Ratio of net investment income to average net
    assets*...........................................        4.40%(d)     4.62%       4.69%       4.61%(d)
  Portfolio turnover (e)..............................        7.78%       12.03%      17.39%      16.72%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Not annualized.
(c) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Class I Shares for the period March 26, 1996 through June 30, 1996.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       LOUISIANA MUNICIPAL BOND FUND
                                  ------------------------------------------------------------------------
                                                                  CLASS A
                                  ------------------------------------------------------------------------
                                   SIX MONTHS         YEAR ENDED       SEVEN MONTHS        YEAR ENDED
                                     ENDED             JUNE 30,           ENDED           NOVEMBER 30,
                                  DECEMBER 31,    ------------------     JUNE 30,      -------------------
                                      1998         1998       1997       1996(A)         1995       1994
                                  ------------    -------    -------   ------------    --------   --------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................    $ 10.26       $ 10.10    $  9.93     $ 10.09       $   9.38   $  10.27
                                    -------       -------    -------     -------       --------   --------
Investment Activities
  Net investment income.........       0.23          0.47       0.47        0.24           0.50       0.49
  Net realized and unrealized
    gains (losses) from
    investments.................       0.11          0.16       0.17       (0.16)          0.71      (0.79)
                                    -------       -------    -------     -------       --------   --------
    Total from Investment
       Activities...............       0.34          0.63       0.64        0.08           1.21      (0.30)
                                    -------       -------    -------     -------       --------   --------
Distributions
  Net investment income.........      (0.23)        (0.47)     (0.47)      (0.24)         (0.50)     (0.49)
  Net realized gains............      (0.02)           --         --          --             --      (0.10)
                                    -------       -------    -------     -------       --------   --------
    Total Distributions.........      (0.25)        (0.47)     (0.47)      (0.24)         (0.50)     (0.59)
                                    -------       -------    -------     -------       --------   --------
NET ASSET VALUE, END OF
  PERIOD........................    $ 10.35       $ 10.26    $ 10.10     $  9.93       $  10.09   $   9.38
                                    =======       =======    =======     =======       ========   ========
Total Return (Excludes Sales
  Charges)......................       3.36%(b)      6.35%      6.55%       0.84%(b)      13.11%     (2.97)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).......................    $84,986       $47,078    $48,498     $53,479       $206,119   $196,820
  Ratio of expenses to average
    net assets..................       0.86%(c)      0.85%      0.87%       0.69%(c)       0.62%      0.65%
  Ratio of net investment income
    to average net assets.......       4.39%(c)      4.60%      4.66%       4.71%(c)       5.07%      4.97%
  Ratio of expenses to average
    net assets*.................       1.21%(c)      1.18%      1.19%       0.86%(c)       0.77%      0.80%
  Ratio of net investment income
    to average net assets*......       4.04%(c)      4.27%      4.34%       4.54%(c)       4.92%      4.82%
  Portfolio turnover (d)........       7.78%        12.03%     17.39%      16.72%         28.00%     24.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          LOUISIANA MUNICIPAL BOND FUND
                                  ------------------------------------------------------------------------------
                                                                     CLASS B
                                  ------------------------------------------------------------------------------
                                   SIX MONTHS       YEAR ENDED      SEVEN MONTHS                   SEPTEMBER 16,
                                     ENDED           JUNE 30,           ENDED        YEAR ENDED       1994 TO
                                  DECEMBER 31,   ----------------     JUNE 30,      NOVEMBER 30,   NOVEMBER 30,
                                      1998        1998      1997       1996(A)          1995          1994(b)
                                  ------------   ------    ------   -------------   ------------   -------------
                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................     $10.26      $10.10    $ 9.93      $10.09          $ 9.36         $ 9.73
                                     ------      ------    ------      ------          ------         ------
Investment Activities
  Net investment income.........       0.20        0.41      0.40        0.21            0.42           0.08
  Net realized and unrealized
    gains (losses) from
    investments.................       0.11        0.16      0.17       (0.16)           0.73          (0.37)
                                     ------      ------    ------      ------          ------         ------
    Total from Investment
       Activities...............       0.31        0.57      0.57        0.05            1.15          (0.29)
                                     ------      ------    ------      ------          ------         ------
Distributions
  Net investment income.........      (0.20)      (0.41)    (0.40)      (0.21)          (0.42)         (0.08)
  Net realized gains............      (0.02)         --        --          --              --             --
                                     ------      ------    ------      ------          ------         ------
    Total Distributions.........      (0.22)      (0.41)    (0.40)      (0.21)          (0.42)         (0.08)
                                     ------      ------    ------      ------          ------         ------
NET ASSET VALUE, END OF PERIOD..     $10.35      $10.26    $10.10      $ 9.93          $10.09         $ 9.36
                                     ======      ======    ======      ======          ======         ======
Total Return (Excludes Sales
  Charges)......................       3.03%(c)    5.69%     5.87%       0.48%(c)       12.52%         (2.94)%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).......................     $9,312      $5,474    $3,835      $3,223          $2,115         $  204
  Ratio of expenses to average
    net assets..................       1.51%(d)    1.50%     1.51%       1.50%(d)        1.37%          1.41%(d)
  Ratio of net investment income
    to average net assets.......       3.73%(d)    3.95%     4.02%       3.98%(d)        4.27%          4.45%(d)
  Ratio of expenses to average
    net assets*.................       1.86%(d)    1.83%     1.85%       1.70%(d)        1.52%          1.56%(d)
  Ratio of net investment income
    to average net assets*......       3.38%(d)    3.62%     3.68%       3.78%(d)        4.12%          4.30%(d)
  Portfolio turnover (e)........       7.78%      12.03%    17.39%      16.72%          28.00%         24.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996.
(b) Period from commencement of operations.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             WEST VIRGINIA
                                                                          MUNICIPAL BOND FUND
                                                                ---------------------------------------
                                                                                CLASS I
                                                                ---------------------------------------
                                                                 SIX MONTHS       YEAR      JANUARY 20,
                                                                   ENDED         ENDED        1997 TO
                                                                DECEMBER 31,    JUNE 30,     JUNE 30,
                                                                    1998          1998        1997(A)
                                                                ------------    --------    -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  10.28      $  10.06     $  10.00
                                                                  --------      --------     --------
Investment Activities
  Net investment income.....................................          0.25          0.50         0.22
  Net realized and unrealized gains from investments........          0.10          0.22         0.06
                                                                  --------      --------     --------
    Total from Investment Activities........................          0.35          0.72         0.28
                                                                  --------      --------     --------
Distributions
  Net investment income.....................................         (0.25)        (0.50)       (0.22)
  Net realized gains........................................         (0.01)           --           --
                                                                  --------      --------     --------
    Total Distributions.....................................         (0.26)        (0.50)       (0.22)
                                                                  --------      --------     --------
NET ASSET VALUE,
  END OF PERIOD.............................................      $  10.37      $  10.28     $  10.06
                                                                  ========      ========     ========
Total Return................................................          3.42%(b)      7.36%        2.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $105,357      $102,413     $ 96,270
  Ratio of expenses to average net assets...................          0.61%(c)      0.60%        0.59%(c)
  Ratio of net investment income to average net assets......          4.72%(c)      4.93%        5.04%(c)
  Ratio of expenses to average net assets*..................          0.71%(c)      0.72%        0.67%(c)
  Ratio of net investment income to average net assets*.....          4.62%(c)      4.81%        4.96%(c)
  Portfolio turnover (d)....................................          7.02%        16.69%        6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             WEST VIRGINIA
                                                                          MUNICIPAL BOND FUND
                                                                ---------------------------------------
                                                                                CLASS A
                                                                ---------------------------------------
                                                                 SIX MONTHS       YEAR      JANUARY 20,
                                                                   ENDED         ENDED        1997 TO
                                                                DECEMBER 31,    JUNE 30,     JUNE 30,
                                                                    1998          1998        1997(A)
                                                                ------------    --------    -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $10.36        $10.15       $10.00
                                                                   ------        ------       ------
Investment Activities
  Net investment income.....................................         0.24          0.48         0.16
  Net realized and unrealized gains from investments........         0.10          0.21         0.15
                                                                   ------        ------       ------
    Total from Investment Activities........................         0.34          0.69         0.31
                                                                   ------        ------       ------
Distributions
  Net investment income.....................................        (0.24)        (0.48)       (0.16)
  Net realized gains........................................        (0.01)           --           --
                                                                   ------        ------       ------
    Total Distributions.....................................        (0.25)        (0.48)       (0.16)
                                                                   ------        ------       ------
NET ASSET VALUE,
  END OF PERIOD.............................................       $10.45        $10.36       $10.15
                                                                   ======        ======       ======
Total Return (Excludes Sales Charge)........................         3.29%(b)      6.98%        3.08%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $5,239        $2,024       $  808
  Ratio of expenses to average net assets...................         0.86%(c)      0.85%        0.84%(c)
  Ratio of net investment income to average net assets......         4.40%(c)      4.68%        4.94%(c)
  Ratio of expenses to average net assets*..................         1.06%(c)      1.07%        0.97%(c)
  Ratio of net investment income to average net assets*.....         4.20%(c)      4.46%        4.81%(c)
  Portfolio turnover (d)....................................         7.02%        16.69%        6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             WEST VIRGINIA
                                                                          MUNICIPAL BOND FUND
                                                                ---------------------------------------
                                                                                CLASS B
                                                                ---------------------------------------
                                                                 SIX MONTHS       YEAR      JANUARY 20,
                                                                   ENDED         ENDED        1997 TO
                                                                DECEMBER 31,    JUNE 30,     JUNE 30,
                                                                    1998          1998        1997(A)
                                                                ------------    --------    -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $10.35        $10.12       $10.00
                                                                   ------        ------       ------
Investment Activities
  Net investment income.....................................         0.20          0.42         0.14
  Net realized and unrealized gains from investments........         0.10          0.23         0.12
                                                                   ------        ------       ------
    Total from Investment Activities........................         0.30          0.65         0.26
                                                                   ------        ------       ------
Distributions
  Net investment income.....................................        (0.20)        (0.42)       (0.14)
  Net realized gains........................................        (0.01)           --           --
                                                                   ------        ------       ------
    Total Distributions.....................................        (0.21)        (0.42)       (0.14)
                                                                   ------        ------       ------
NET ASSET VALUE,
  END OF PERIOD.............................................       $10.44        $10.35       $10.12
                                                                   ======        ======       ======
Total Return (Excludes Sales Charge)........................         2.95%(b)      6.57%        2.64%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period...............................       $5,977        $3,352       $  614
  Ratio of expenses to average net assets...................         1.50%(c)      1.50%        1.49%(c)
  Ratio of net investment income to average net assets......         3.76%(c)      4.05%        4.08%(c)
  Ratio of expenses to average net assets*..................         1.71%(c)      1.72%        1.62%(c)
  Ratio of net investment income to average net assets*.....         3.55%(c)      3.83%        3.95%(c)
  Portfolio turnover (d)....................................         7.02%        16.69%        6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               ARIZONA
                                                                         MUNICIPAL BOND FUND
                                                                --------------------------------------
                                                                               CLASS I
                                                                --------------------------------------
                                                                 SIX MONTHS       YEAR     JANUARY 20,
                                                                   ENDED         ENDED       1997 TO
                                                                DECEMBER 31,    JUNE 30,    JUNE 30,
                                                                    1998          1998       1997(A)
                                                                ------------    --------   -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  10.15      $  10.06    $  10.00
                                                                  --------      --------    --------
Investment Activities
  Net investment income.....................................          0.23          0.49        0.23
  Net realized and unrealized gains from investments........          0.13          0.16        0.06
                                                                  --------      --------    --------
    Total from Investment Activities........................          0.36          0.65        0.29
                                                                  --------      --------    --------
Distributions
  Net investment income.....................................         (0.23)        (0.49)      (0.23)
  Net realized gains........................................         (0.15)        (0.07)         --
                                                                  --------      --------    --------
    Total Distributions.....................................         (0.38)        (0.56)      (0.23)
                                                                  --------      --------    --------
NET ASSET VALUE, END OF PERIOD..............................      $  10.13      $  10.15    $  10.06
                                                                  ========      ========    ========
Total Return................................................          3.62%(b)      6.58%       2.90%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $243,088      $248,590    $255,755
  Ratio of expenses to average net assets...................          0.61%(c)      0.59%       0.59%(c)
  Ratio of net investment income to average net assets......          4.56%(c)      4.79%       5.09%(c)
  Ratio of expenses to average net assets*..................          0.67%(c)      0.65%       0.66%(c)
  Ratio of net investment income to average net assets*.....          4.50%(c)      4.73%       5.02%(c)
  Portfolio turnover (d)....................................          7.00%        20.89%       5.66%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               ARIZONA
                                                                         MUNICIPAL BOND FUND
                                                                --------------------------------------
                                                                               CLASS A
                                                                --------------------------------------
                                                                 SIX MONTHS       YEAR     JANUARY 20,
                                                                   ENDED         ENDED       1997 TO
                                                                DECEMBER 31,    JUNE 30,    JUNE 30,
                                                                    1998          1998       1997(A)
                                                                ------------    --------   -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $10.08        $ 9.99      $10.00
                                                                   ------        ------      ------
Investment Activities
  Net investment income.....................................         0.22          0.46        0.15
  Net realized and unrealized gains (losses) from
    investments.............................................         0.13          0.16       (0.01)
                                                                   ------        ------      ------
    Total from Investment Activities........................         0.35          0.62        0.14
                                                                   ------        ------      ------
Distributions
  Net investment income.....................................        (0.22)        (0.46)      (0.15)
  Net realized gains........................................        (0.15)        (0.07)         --
                                                                   ------        ------      ------
    Total Distributions.....................................        (0.37)        (0.53)      (0.15)
                                                                   ------        ------      ------
NET ASSET VALUE, END OF PERIOD..............................       $10.06        $10.08      $ 9.99
                                                                   ======        ======      ======
Total Return (Excludes Sales Charge)........................         3.51%(b)      6.30%       1.40%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $1,570         1,321      $1,500
  Ratio of expenses to average net assets...................         0.87%(c)      0.84%       0.85%(c)
  Ratio of net investment income to average net assets......         4.36%(c)      4.53%       4.90%(c)
  Ratio of expenses to average net assets*..................         1.03%(c)      1.01%       0.96%(c)
  Ratio of net investment income to average net assets*.....         4.20%(c)      4.36%       4.79%(c)
  Portfolio turnover (d)....................................         7.00%        20.89%       5.66%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               ARIZONA
                                                                         MUNICIPAL BOND FUND
                                                                --------------------------------------
                                                                               CLASS B
                                                                --------------------------------------
                                                                 SIX MONTHS       YEAR     JANUARY 20,
                                                                   ENDED         ENDED       1997 TO
                                                                DECEMBER 31,    JUNE 30,    JUNE 30,
                                                                    1998          1998       1997(A)
                                                                ------------    --------   -----------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $10.16        $10.09      $10.00
                                                                   ------        ------      ------
Investment Activities
  Net investment income.....................................         0.19          0.13        0.00
  Net realized and unrealized gains from investments........         0.13          0.14        0.09
                                                                   ------        ------      ------
    Total from Investment Activities........................         0.32          0.27        0.09
                                                                   ------        ------      ------
Distributions
  Net investment income.....................................        (0.19)        (0.13)         --
  Net realized gains........................................        (0.15)        (0.07)         --
                                                                   ------        ------      ------
    Total Distributions.....................................        (0.34)        (0.20)         --
                                                                   ------        ------      ------
NET ASSET VALUE, END OF PERIOD..............................       $10.14        $10.16      $10.09
                                                                   ======        ======      ======
Total Return (Excludes Sales Charge)........................         3.17%(b)      2.67%       0.90%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $  421        $  290      $   --(c)
  Ratio of expenses to average net assets...................         1.51%(d)      1.50%         --(e)
  Ratio of net investment income to average net assets......         3.65%(d)      3.88%         --(e)
  Ratio of expenses to average net assets*..................         1.67%(d)      1.64%         --(e)
  Ratio of net investment income to average net assets*.....         3.49%(d)      3.74%         --(e)
  Portfolio turnover (f)....................................         7.00%        20.89%       5.66%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Amount is less than $1,000.
(d) Annualized.
(e) Since net assets are less than $1,000, ratios have not been presented.
 (f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

                 (This page has been left blank intentionally.)

Important Customer Information.
Please Read:

Shares of The One Group:
o are not deposits or obligations
  of, or guaranteed by, BANK ONE
  CORPORATION or its affiliates
o are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
o are subject to investment risks,
  including possible loss of the
  principal amount invested

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANK ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANK ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com.

For more complete information on
any of The One Group Funds, including
management fees and expenses, you may
obtain a prospectus from The One Group
Services Company. Read the prospectus
carefully before investing.




BANC ONE
INVESTMENT
ADVISORS
CORPORATION
[BANK ONE LOGO]